                            File Numbers  33-12333
                                         811-4294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


              Post-Effective Amendment Number         X       28

                                                    ----     ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


              Amendment Number                        X      188

                                                     ----    ----

                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                       MINNESOTA LIFE INSURANCE COMPANY
            (formerly The Minnesota Mutual Life Insurance Company)

                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)


                           Gary R. Christensen, Esq.
                      Vice President and General Counsel

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

[_]immediately upon filing pursuant to paragraph (b)

[X]on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a)(i)
[_]on (date) pursuant to paragraph (a)(i)
[_]75 days after filing pursuant to paragraph (a)(ii)
[_]on (date) pursuant to paragraph (a)(ii).

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
      Variable Annuity Contracts

                           FLEXIBLE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141

                           https://www.securian.com

      (University of Minnesota retirement plan participants should call:
                               1-800-421-3334 or

                     visit https://umnplans.securian.com)


This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain types of retirement plans.


The Variable Annuity Account invests in the Fund portfolios listed below. The availability of the Fund portfolios depends on whether your contract is part of the University of Minnesota retirement plan (UMOA contract -- Optional 403(b) plan or Optional 457 plan) or if you purchased the individual Megannuity contract. The Fund portfolios available with each contract are as follows:



MEGANNUITY                               FUND                                UMOA
----------                                ----                               ----
            AMERICAN FUNDS INSURANCE SERIES(R)
            Global Bond Fund/SM/ -- Class 2 Shares                            X
            Global Growth Fund/SM/ -- Class 2 Shares                          X
            Global Small Capitalization Fund/SM/ -- Class 2 Shares            X
            International Fund/SM/ -- Class 2 Shares                          X
            New World Fund(R) -- Class 2 Shares                               X
            U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares   X
            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
    X       Contrafund(R) Portfolio -- Service Class 2 Shares
    X       Equity-Income Portfolio -- Service Class 2 Shares
    X       Mid Cap Portfolio -- Service Class 2 Shares
            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    X       Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares   X
    X       Templeton Developing Markets Securities Fund -- Class 2 Shares    X
            IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
    X       Ivy Funds VIP Balanced                                            X
    X       Ivy Funds VIP Core Equity                                         X
    X       Ivy Funds VIP Growth                                              X
    X       Ivy Funds VIP International Core Equity                           X
    X       Ivy Funds VIP Micro Cap Growth                                    X
    X       Ivy Funds VIP Small Cap Growth                                    X
    X       Ivy Funds VIP Small Cap Value                                     X
    X       Ivy Funds VIP Value                                               X
            JANUS ASPEN SERIES
    X       Forty Portfolio -- Service Shares                                 X
    X       Overseas Portfolio -- Service Shares                              X

    MEGANNUITY                           FUND                           UMOA
    ----------                           ----                           ----
                SECURIAN FUNDS TRUST
        X       Advantus Bond Fund -- Class 2 Shares                     X
        X       Advantus Index 400 Mid-Cap Fund -- Class 2 Shares        X
        X       Advantus Index 500 Fund -- Class 2 Shares                X
        X       Advantus International Bond Fund -- Class 2 Shares       X
        X       Advantus Money Market Fund                               X
        X       Advantus Mortgage Securities Fund -- Class 2 Shares      X
        X       Advantus Real Estate Securities Fund -- Class 2 Shares   X


If your contract is part of the University of Minnesota retirement plan, please see the section entitled "General Descriptions -- Variable Annuity Account" for limitations on the Fund Portfolios available to you.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 (U of M retirement plan participants please call 1-800-421-3334) or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                                   EXCHANGE
COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2012

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS


        SPECIAL TERMS                                                 1

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      2

        EXPENSE TABLE
                                                                      4

        GENERAL DESCRIPTIONS
                                                                      7
              Minnesota Life Insurance Company                        7
              Variable Annuity Account                                7
              The Funds                                               8
              Additions, Deletions or Substitutions                   9
              Payments Made by or to Underlying Mutual Funds         10

        CONTRACT CHARGES
                                                                     11
              Administrative Charge                                  11
              Premium Taxes                                          11

        VOTING RIGHTS
                                                                     11

        DESCRIPTION OF THE CONTRACT
                                                                     12
              General Provisions                                     12
              Annuity Payments and Options                           13
              Death Benefits                                         18
              Purchase Payments and Value of the Contract            19
              Redemptions                                            23

        FEDERAL TAX STATUS
                                                                     24

        PERFORMANCE DATA
                                                                     31

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     31

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: your interest in this contract composed of your interest in one or more Sub-Accounts of the Variable Annuity Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following. Certain plans or groups restrict which Portfolios are available.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

Purchase Payments:  amounts paid to us under a contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of the Fund according to your instructions. There are no interest or principal guarantees.

The contracts are offered for use in connection with certain retirement plans and other circumstances including:

  .   members of the faculty and employees of the University of Minnesota;

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. Certain plans or groups may restrict which Portfolios are available. We reserve the right to add, combine or remove other eligible Funds and Portfolios.



There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this Prospectus. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of .15% of the net asset value of the Variable Annuity Account for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.15% to 1.60% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $25 for transfers among sub-accounts occurring more frequently than once a month. We also reserve the right to assess a one time administrative charge of $100 if you exchange this contract for another of our variable annuity contracts.

The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

Contract Owner Transaction Expenses

                     SALES LOAD IMPOSED ON PURCHASES
                                                      None

                     DEFERRED SALES LOAD
                                                      None

                     SURRENDER FEES
                                                      None

                     TRANSFER FEE*
                        Maximum Charge                $10*
                        Current Charge                None

*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                           MAXIMUM
                                                   CURRENT POSSIBLE
                                                   CHARGE   CHARGE
            -                                      ------- --------
            Administrative Charge                   .15%     .35%
                                                    ----     ----
            Total Separate Account Annual Expense   .15%     .35%
                                                    ====     ====

There are no mortality and expense risk or other separate account annual expenses for this contract. We reserve the right to increase the administrative charge to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                         MINIMUM MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        ------- -------
(expenses that are deducted from portfolio assets, including management   0.48%   1.60%
fees, distribution and/or service (12b-1) fees, and other expenses)

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of .15%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $178     $551    $949    $2,062
          MINIMUM PORTFOLIO EXPENSES   $ 64     $202    $351    $  786


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of .35%, the annual contract fee and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $198     $612   $1,052   $2,275
          MINIMUM PORTFOLIO EXPENSES   $ 85     $265   $  460   $1,025


The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The financial statements of the Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. Your requests for withdrawals must be in writing and on a Minnesota Life form. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, in California, the free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

  .   the accumulation value payable at death;

  .   the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

  .   a life annuity;

  . a life annuity with a period certain of either 120 months, 180 months or 240 months;

  .   a joint and last survivor annuity and;

  .   a period certain annuity.

Each annuity option may be elected as either a variable annuity of fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com (U of M retirement plan participants may call: 1-800-421-3334 and internet access: https://umnplans.securian.com). We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.


B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections: The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.


When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following Sub-Accounts: Money Market Account and Bond Account. When this contract is used in association with the Optional Plan, purchase payments may be allocated to the sub-accounts described on the cover page with the exception of the Fidelity Variable Insurance Products Funds portfolios. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                            INVESTMENT                               INVESTMENT
               FUND/PORTFOLIO                                 ADVISER                                SUB-ADVISER
               --------------                                 -------                                -----------
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ - Class 2 Shares         Capital Research and Management Company
Global Growth Fund/SM/ - Class 2 Shares       Capital Research and Management Company
Global Small Capitalization Fund/SM/ -        Capital Research and Management Company
Class 2 Shares
International Fund/SM/ - Class 2 Shares       Capital Research and Management Company
New World Fund(R) - Class 2 Shares            Capital Research and Management Company
U.S. Government/AAA-Rated Securities          Capital Research and Management Company
Fund/SM/ - Class 2 Shares
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio - Service Class       Fidelity Management & Research Company   Fidelity Management & Research
2 Shares                                                                               Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
Equity-Income Portfolio - Service Class       Fidelity Management & Research Company   Fidelity Management & Research
2 Shares                                                                               Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
Mid Cap Portfolio - Service Class 2           Fidelity Management & Research Company   Fidelity Management & Research
Shares                                                                                 Company (FMR) is the fund's manager.
                                                                                       FMR Co., Inc. and other affiliates of
                                                                                       FMR serve as sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                              Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Securities Fund
- Class 2 Shares
Templeton Developing Markets Securities       Templeton Asset Management Ltd.
Fund - Class 2 Shares
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Balanced                        Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Core Equity                     Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Growth                          Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP International Core Equity       Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Micro Cap Growth                Waddell & Reed Investment Management     Wall Street Associates
                                              Company
Ivy Funds VIP Small Cap Growth                Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Small Cap Value                 Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Value                           Waddell & Reed Investment Management
                                              Company
JANUS ASPEN SERIES
Forty Portfolio - Service Shares              Janus Capital Management LLC
Overseas Portfolio - Service Shares           Janus Capital Management LLC

                                                    INVESTMENT                    INVESTMENT
            FUND/PORTFOLIO                            ADVISER                     SUB-ADVISER
            --------------                            -------                     -----------
SECURIAN FUNDS TRUST
Advantus Bond Fund - Class 2 Shares      Advantus Capital Management, Inc.
Advantus Index 400 Mid-Cap Fund -        Advantus Capital Management, Inc.
Class 2 Shares
Advantus Index 500 Fund - Class 2 Shares Advantus Capital Management, Inc.
Advantus International Bond Fund -       Advantus Capital Management, Inc.  Franklin Advisers, Inc.
Class 2 Shares
Advantus Money Market Fund*              Advantus Capital Management, Inc.
Advantus Mortgage Securities Fund -      Advantus Capital Management, Inc.
Class 2 Shares
Advantus Real Estate Securities Fund -   Advantus Capital Management, Inc.
Class 2 Shares



*Although the Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Advantus Money Market Fund. An investment in the Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Advantus Money Market Fund may become extremely low and possibly negative.


D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine. We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of

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interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


E. PAYMENTS MADE BY OR TO UNDERLYING MUTUAL FUNDS


Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund.


A marketing expense allowance is paid to American Funds Distributors (AFD) by Minnesota Life in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10% to 0.16% is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable annuity contract.


When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

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

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. ADMINISTRATIVE CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.

We currently make a deduction from the Variable Annuity Account at the annual rate of .15% for these services. We reserve the right to increase this administrative charge to not more than .35%.

The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

B. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

                                                                        Page 11

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We shall notify each contract owner or annuitant of a Fund shareholders'
meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Type of Contract Offered

Flexible Payment Deferred Variable Annuity Contract

The contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

  . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and;

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum amount which is to be allocated to any Sub-Account of the Variable Annuity Account however, purchase payments must be in U.S. dollars.

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

In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

  . your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

  . you do not consent to our retention of your initial payment until the application is made complete.

The contract permits us to cancel your contract, and pay you its accumulation value if:

  . no purchase payments are made for a period of two or more full contract years and;

  . the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

  .   the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by terms of the contract; unless the payment is postponed for:

  . any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

  . any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

  . such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution of dividends, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your

                                                                        Page 13

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contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the Contract will be allocated pro rata between each portion of the Contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a)the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b)the age and gender of the annuitant and any joint annuitant,

(c)the type of annuity payment option you select, and

(d)the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You may elect to begin annuity payments on the first day of any month after the 50th birthday of the annuitant and before the 75th birthday of the annuitant. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .   the 65th birthday of the annuitant, or

  . five years (i.e., the fifth contract anniversary) after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

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The contract permits an annuity payment to begin on the first day of any month.
The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

3. Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

                                                                        Page 15

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4. Determination of Amount of First Monthly Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 3.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 3.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 3.50%. Other assumed investment returns may be available. Please contact us for additional information.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each Sub-Account times the annuity unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

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6. Value of the Annuity Unit

The value of an annuity unit for a Sub-Account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

  .   .997137, and,

  . the ratio of the value of the accumulation unit for that Sub-Account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in
      Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a Sub-Account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity Sub-Accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer.

  . The transfer of an annuity reserve amount from any Sub-Account must be at least equal to $5,000 or the entire amount of the reserve remaining in that Sub-Account, if less.

  . Annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months.

  . We must receive the written request for an annuity transfer more than thirty days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

                                                                        Page 17

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Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity Sub-Account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If the owner dies before annuity payments begin, the amount payable at death will be the accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

  .   the amount of the accumulation value payable at death; or

  . the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

  .   when payments must begin, and

  .   the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract. Participants under the U of M plan may be subject to differing procedures.

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Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until the valuation date coincident with or next following the date we receive a completed application. We will offer to return your initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each Sub-Account by the then current accumulation unit value for that Sub-Account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time) on each day, Monday through Friday, except:

  . days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

  . days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

  . customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

                                                                        Page 19

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2. Transfers

Values may be transferred among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. (U of M participants may effect these transactions via the internet at www.umnplans.securian.com). We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. There is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) and 457 contracts and IRA contracts. In addition, you will not be able to make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available through our on-line service center. There

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is no charge for APR transactions. APRs are processed on the 25th of each month
(or next available date after if the 25th is not a valuation date).

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .   the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .   the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be

                                                                        Page 21

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notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

5. Accumulation Unit Value

The value of an accumulation unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable Sub-Account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For any Sub-Account, the net investment factor for a valuation period is the gross investment rate for such Sub-Account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

The gross investment rate is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

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E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract for amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However, we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a withdrawal or surrender request will be made to you within 7 days after we receive your completed request.

Your accumulation value will be reduced by the amount of the withdrawal. Unless you instruct us otherwise, withdrawals will be made from the Sub-Accounts on a pro-rata basis. We will waive the applicable dollar amount limitation:

  .   on withdrawals where a systematic withdrawal program is in place and

  . such a smaller amount satisfies the minimum distribution requirements of the Code.

For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty. Unless you instruct us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made.

The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.

Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

  .   the accumulation value of the contract or

  .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be extended. For example, in California, the free look period is 30 days. These rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any amounts necessary to make our refund to you equal to your purchase payments.

                                                                        Page 23

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FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable

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

Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

                                                                        Page 25

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The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its Funds. Nonetheless, we believe that each Fund of Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

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In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.


TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the contract" to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or the entire taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

                                                                        Page 27

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PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .   where the taxpayer is 59 1/2 or older,

  .   where payment is made on account of the taxpayer's disability, or

  .   where payment is made by reason of the death of the owner, and

  .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending

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beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .   contributions in excess of specified limits;

  .   distributions prior to age 59 1/2 (subject to certain exceptions);

  . distributions that do not conform to specified minimum distribution rules; and

  .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD requirements. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

         .   over the life or life expectancy of the employee,

         . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

         .   for a specified period of ten years or more;

  .   a required minimum distribution;

  .   a hardship distribution; or

  .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

RULE 12H-7 REPRESENTATION:

Minnesota Life, as depositor of the Variable Annuity Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

    The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                         YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    2011      2010      2009      2008      2007      2006      2005      2004
                                                  --------- --------- --------- --------- --------- --------- --------- ---------
Advantus Bond Sub-Account (o):
 Unit value at beginning of period...............     $4.21     $3.85     $3.34     $3.86     $3.78     $3.62     $3.54     $3.38
 Unit value at end of period.....................     $4.54     $4.21     $3.85     $3.34     $3.86     $3.78     $3.62     $3.54
 Number of units outstanding at end of period.... 1,313,134 1,369,231 1,427,120 1,278,466 1,232,641 1,138,518 1,298,671 1,442,104
Advantus Index 400 Mid-Cap Sub-Account (o):
 Unit value at beginning of period...............     $2.88     $2.29     $1.68     $2.65     $2.47     $2.25     $2.02     $1.74
 Unit value at end of period.....................     $2.81     $2.88     $2.29     $1.68     $2.65     $2.47     $2.25     $2.02
 Number of units outstanding at end of period.... 2,119,450 1,933,630 1,618,836 1,438,200 1,279,969 1,084,347 1,197,622   839,447
Advantus Index 500 Sub-Account (o):
 Unit value at beginning of period...............     $5.60     $4.90     $3.90     $6.22     $5.93     $5.15     $4.94     $4.48
 Unit value at end of period.....................     $5.68     $5.60     $4.90     $3.90     $6.22     $5.93     $5.15     $4.94
 Number of units outstanding at end of period.... 2,885,330 2,918,259 2,796,597 2,712,986 2,604,016 2,497,083 2,673,222 2,803,470
Advantus International Bond Sub-Account (o):
 Unit value at beginning of period...............     $2.38     $2.09     $1.78     $1.71     $1.57     $1.51     $1.66     $1.49
 Unit value at end of period.....................     $2.37     $2.38     $2.09     $1.78     $1.71     $1.57     $1.51     $1.66
 Number of units outstanding at end of period.... 1,215,759 1,178,999 1,016,910   802,427   513,065   465,057   508,745   494,033
Advantus Money Market Sub-Account (o):
 Unit value at beginning of period...............     $2.37     $2.37     $2.37     $2.33     $2.23     $2.14     $2.09     $2.08
 Unit value at end of period.....................     $2.37     $2.37     $2.37     $2.37     $2.33     $2.23     $2.14     $2.09
 Number of units outstanding at end of period.... 1,855,469 1,309,741 1,109,109 1,322,818 1,089,643   764,291   776,605   903,863
Advantus Mortgage Securities Sub-Account (o):
 Unit value at beginning of period...............     $4.18     $3.92     $3.64     $4.18     $4.06     $3.86     $3.76     $3.59
 Unit value at end of period.....................     $4.46     $4.18     $3.92     $3.64     $4.18     $4.06     $3.86     $3.76
 Number of units outstanding at end of period....   328,593   315,683   318,681   335,321   390,553   486,528   507,944   556,006
Advantus Real Estate Securities Sub-Account (o):
 Unit value at beginning of period...............     $2.87     $2.23     $1.79     $2.82     $3.35     $2.57     $2.32     $1.71
 Unit value at end of period.....................     $3.02     $2.87     $2.23     $1.79     $2.82     $3.35     $2.57     $2.32
 Number of units outstanding at end of period....   698,444   643,536   682,342   679,926   878,733 1,141,295 1,070,083 1,133,763
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period...............     $1.51     $1.30     $0.96     $1.67     $1.43     $1.28     $1.10     $0.96
 Unit value at end of period.....................     $1.47     $1.51     $1.30     $0.96     $1.67     $1.43     $1.28     $1.10
 Number of units outstanding at end of period....   359,746   358,633   401,485   446,888   532,469   585,985   614,298   523,325
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period...............     $1.39     $1.21     $0.93     $1.64     $1.62     $1.35     $1.28     $1.15
 Unit value at end of period.....................     $1.40     $1.39     $1.21     $0.93     $1.64     $1.62     $1.35     $1.28
 Number of units outstanding at end of period....   236,527   259,146   272,663   307,647   400,885   383,000   360,838   439,252
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period...............     $3.06     $2.38     $1.71     $2.83     $2.46     $2.19     $1.86     $1.49
 Unit value at end of period.....................     $2.72     $3.06     $2.38     $1.71     $2.83     $2.46     $2.19     $1.86
 Number of units outstanding at end of period....   222,923   322,365   334,393   393,854   485,970   464,328   482,445   457,616
Franklin Small-Mid Cap Growth Securities
 Sub-Account (i):
 Unit value at beginning of period...............     $0.98     $0.77     $0.54     $0.94     $0.84     $0.78     $0.74     $0.67
 Unit value at end of period.....................     $0.94     $0.98     $0.77     $0.54     $0.94     $0.84     $0.78     $0.74
 Number of units outstanding at end of period....   951,034   905,629   765,317   581,246   593,755   443,511   386,104   399,603
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period...............     $1.99     $1.70     $0.98     $2.08     $1.62     $1.27     $1.00     $0.80
 Unit value at end of period.....................     $1.67     $1.99     $1.70     $0.98     $2.08     $1.62     $1.27     $1.00
 Number of units outstanding at end of period.... 1,418,697 1,321,578 1,193,419 1,063,123 1,178,491 1,076,042 1,186,943   649,033
Ivy Funds VIP Balanced Sub-Account (l):
 Unit value at beginning of period...............     $5.37     $4.59     $4.06     $5.15     $4.54     $4.09     $3.90     $3.58
 Unit value at end of period.....................     $5.54     $5.37     $4.59     $4.06     $5.15     $4.54     $4.09     $3.90
 Number of units outstanding at end of period....   966,529   997,752 1,008,042 1,094,210 1,133,536 1,140,742 1,230,399 1,306,293
Ivy Funds VIP Core Equity Sub-Account (l):
 Unit value at beginning of period...............     $1.47     $1.22     $0.98     $1.51     $1.33     $1.14     $1.04     $0.95
 Unit value at end of period.....................     $1.49     $1.47     $1.22     $0.98     $1.51     $1.33     $1.14     $1.04
 Number of units outstanding at end of period....   487,771   330,234   301,740   295,682   301,122   306,698   312,853   285,577



                                                  -----------------------
                                                      2003       2002
                                                  ---------    ---------
Advantus Bond Sub-Account (o):
 Unit value at beginning of period...............     $3.21        $2.91
 Unit value at end of period.....................     $3.38        $3.21
 Number of units outstanding at end of period.... 1,323,019    1,509,934
Advantus Index 400 Mid-Cap Sub-Account (o):
 Unit value at beginning of period...............     $1.30        $1.53
 Unit value at end of period.....................     $1.74        $1.30
 Number of units outstanding at end of period....   689,419      439,481
Advantus Index 500 Sub-Account (o):
 Unit value at beginning of period...............     $3.51        $4.53
 Unit value at end of period.....................     $4.48        $3.51
 Number of units outstanding at end of period.... 2,819,730    2,672,983
Advantus International Bond Sub-Account (o):
 Unit value at beginning of period...............     $1.24        $1.06
 Unit value at end of period.....................     $1.49        $1.24
 Number of units outstanding at end of period....   574,356      400,367
Advantus Money Market Sub-Account (o):
 Unit value at beginning of period...............     $2.07        $2.04
 Unit value at end of period.....................     $2.08        $2.07
 Number of units outstanding at end of period.... 1,052,431    1,050,180
Advantus Mortgage Securities Sub-Account (o):
 Unit value at beginning of period...............     $3.45        $3.15
 Unit value at end of period.....................     $3.59        $3.45
 Number of units outstanding at end of period....   645,952      996,342
Advantus Real Estate Securities Sub-Account (o):
 Unit value at beginning of period...............     $1.21        $1.13
 Unit value at end of period.....................     $1.71        $1.21
 Number of units outstanding at end of period....   669,137      666,006
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period...............     $0.75        $0.83
 Unit value at end of period.....................     $0.96        $0.75
 Number of units outstanding at end of period....   491,589      373,678
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period...............     $0.89        $1.07
 Unit value at end of period.....................     $1.15        $0.89
 Number of units outstanding at end of period....   425,493      344,939
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period...............     $1.08        $1.20
 Unit value at end of period.....................     $1.49        $1.08
 Number of units outstanding at end of period....   405,161      457,848
Franklin Small-Mid Cap Growth Securities
 Sub-Account (i):
 Unit value at beginning of period...............     $0.49        $0.68
 Unit value at end of period.....................     $0.67        $0.49
 Number of units outstanding at end of period....   310,441      391,060
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period...............     $0.52        $0.53
 Unit value at end of period.....................     $0.80        $0.52
 Number of units outstanding at end of period....   398,778      409,691
Ivy Funds VIP Balanced Sub-Account (l):
 Unit value at beginning of period...............     $2.96(b)     $3.26
 Unit value at end of period.....................     $3.58        $2.96
 Number of units outstanding at end of period.... 1,398,209    1,646,647
Ivy Funds VIP Core Equity Sub-Account (l):
 Unit value at beginning of period...............     $0.79(g)     $1.10
 Unit value at end of period.....................     $0.95        $0.79
 Number of units outstanding at end of period....   307,576      344,497

                                                                                        YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
                                                   2011      2010      2009      2008      2007      2006      2005      2004
                                                 --------- --------- --------- --------- --------- --------- --------- ---------
Ivy Funds VIP Growth Sub-Account (l):
 Unit value at beginning of period..............     $3.96     $3.52     $2.78     $4.37     $3.48     $3.31     $2.98     $2.89
 Unit value at end of period....................     $4.04     $3.96     $3.52     $2.78     $4.37     $3.48     $3.31     $2.98
 Number of units outstanding at end of period... 1,761,438 1,927,777 2,003,527 2,186,959 2,316,354 2,435,746 2,898,741 3,046,480
Ivy Funds VIP International Core Equity
 Sub-Account (k) (l) (n):
 Unit value at beginning of period..............     $4.80     $4.22     $3.08     $5.35     $4.87     $3.77     $3.39     $2.77
 Unit value at end of period....................     $4.13     $4.80     $4.22     $3.08     $5.35     $4.87     $3.77     $3.39
 Number of units outstanding at end of period... 1,643,419 1,584,045 1,581,311 1,511,693 1,575,245 1,546,289 1,621,026 1,626,427
Ivy Funds VIP Micro Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.33     $1.65     $1.17     $2.26     $2.13     $1.90     $1.57     $1.43
 Unit value at end of period....................     $2.16     $2.33     $1.65     $1.17     $2.26     $2.13     $1.90     $1.57
 Number of units outstanding at end of period...   417,699   431,003   365,836   450,390   469,430   450,224   519,057   395,674
Ivy Funds VIP Small Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $3.29     $2.56     $1.90     $3.13     $2.76     $2.63     $2.34     $2.05
 Unit value at end of period....................     $2.94     $3.29     $2.56     $1.90     $3.13     $2.76     $2.63     $2.34
 Number of units outstanding at end of period... 1,002,849   994,997 1,022,599 1,116,279 1,094,174 1,177,218 1,338,400 1,439,431
Ivy Funds VIP Small Cap Value Sub-Account (l):
 Unit value at beginning of period..............     $2.57     $2.04     $1.58     $2.14     $2.24     $1.92     $1.84     $1.60
 Unit value at end of period....................     $2.24     $2.57     $2.04     $1.58     $2.14     $2.24     $1.92     $1.84
 Number of units outstanding at end of period...   637,291   658,733   675,082   778,639   895,669   983,861 1,065,168 1,106,683
Ivy Funds VIP Value Sub-Account (l):
 Unit value at beginning of period..............     $2.98     $2.52     $1.99     $3.01     $2.96     $2.54     $2.43     $2.12
 Unit value at end of period....................     $2.76     $2.98     $2.52     $1.99     $3.01     $2.96     $2.54     $2.43
 Number of units outstanding at end of period...   553,185   652,033   607,581   746,799   740,874   774,915   872,555   793,157
Janus Aspen Forty Sub-Account (j):
 Unit value at beginning of period..............     $1.09     $1.02     $0.70     $1.26     $0.93     $0.85     $0.76     $0.64
 Unit value at end of period....................     $1.01     $1.09     $1.02     $0.70     $1.26     $0.93     $0.85     $0.76
 Number of units outstanding at end of period... 1,676,970 2,037,075 1,734,254 1,539,090 1,224,006   905,282   841,211   531,620
Janus Aspen Overseas Sub-Account (m):
 Unit value at beginning of period..............     $1.97     $1.58     $0.88     $1.85     $1.45     $0.99     $0.75     $0.63
 Unit value at end of period....................     $1.33     $1.97     $1.58     $0.88     $1.85     $1.45     $0.99     $0.75
 Number of units outstanding at end of period... 2,053,889 3,070,807 2,899,377 2,460,029 2,759,158 2,329,643   850,133   599,490



                                                 -----------------------
                                                     2003       2002
                                                 ---------    ---------
Ivy Funds VIP Growth Sub-Account (l):
 Unit value at beginning of period..............     $2.31(a)     $3.10
 Unit value at end of period....................     $2.89        $2.31
 Number of units outstanding at end of period... 3,168,835    1,657,162
Ivy Funds VIP International Core Equity
 Sub-Account (k) (l) (n):
 Unit value at beginning of period..............     $1.89(c)     $2.30
 Unit value at end of period....................     $2.77        $1.89
 Number of units outstanding at end of period... 1,744,785    1,611,358
Ivy Funds VIP Micro Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $0.93(h)     $1.65
 Unit value at end of period....................     $1.43        $0.93
 Number of units outstanding at end of period...   380,788      359,196
Ivy Funds VIP Small Cap Growth Sub-Account (l):
 Unit value at beginning of period..............     $1.39(d)     $2.04
 Unit value at end of period....................     $2.05        $1.39
 Number of units outstanding at end of period... 1,378,769    1,459,735
Ivy Funds VIP Small Cap Value Sub-Account (l):
 Unit value at beginning of period..............     $1.07(f)     $1.35
 Unit value at end of period....................     $1.60        $1.07
 Number of units outstanding at end of period...   783,072      856,647
Ivy Funds VIP Value Sub-Account (l):
 Unit value at beginning of period..............     $1.67(e)     $1.98
 Unit value at end of period....................     $2.12        $1.67
 Number of units outstanding at end of period...   767,590      923,303
Janus Aspen Forty Sub-Account (j):
 Unit value at beginning of period..............     $0.53        $0.64
 Unit value at end of period....................     $0.64        $0.53
 Number of units outstanding at end of period...   613,591      622,761
Janus Aspen Overseas Sub-Account (m):
 Unit value at beginning of period..............     $0.47        $0.64
 Unit value at end of period....................     $0.63        $0.47
 Number of units outstanding at end of period...   595,244      588,793



(a)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.
(b)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.
(c)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.
(d)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.
(e)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.
(f)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.
(g)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.
(h)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.
(i)Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(j)Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(k)Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.
(l)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(m)Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.
(n)Ivy Funds VIP International Value changed to Ivy Funds VIP International Core Equity effective April 30, 2010.
(o)The Advantus Series Fund, Inc. changed its name to Securian Funds Trust effective May 1, 2012.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.59% and 10.00%.

For illustration purposes, an average annual expense equal to 1.09% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 1.09% includes: .15% for contract administration and an average of 0.94% for investment management and other fund expenses. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual fund operating expenses with waivers or reductions applied. This illustration does not reflect the portfolio options available to University of Minnesota participants.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $574.60

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 3.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 4.59% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

Age     0.00% (-1.09% Net)   4.59% (3.50% Net)   10.00% (8.91% Net)
---     ------------------   -----------------   ------------------
65           $575                 $575               $575
68           $501                 $575               $669
71           $438                 $575               $780
74           $382                 $575               $909
77           $333                 $575             $1,059
80           $291                 $575             $1,234
83           $254                 $575             $1,438
86           $222                 $575             $1,675
89           $193                 $575             $1,952
92           $169                 $575             $2,274
95           $147                 $575             $2,650
98           $129                 $575             $3,087

                  VARIABLE ANNUITY INCOME--SUPPORTING DETAIL



                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------------------------
              BEGINNING      0.00% GROSS          4.59% GROSS        10.00% GROSS
              OF YEAR    AGE (-1.09% NET)         (3.50% NET)        (8.91% NET)
              ---------  --- ------------         -----------        -----------
                  1      65      $575                $575                 $575
                  4      68      $501                $575                 $669
                  7      71      $438                $575                 $780
                 10      74      $382                $575                 $909
                 13      77      $333                $575               $1,059
                 16      80      $291                $575               $1,234
                 19      83      $254                $575               $1,438
                 22      86      $222                $575               $1,675
                 25      89      $193                $575               $1,952
                 28      92      $169                $575               $2,274
                 31      95      $147                $575               $2,650
                 34      98      $129                $575               $3,087



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $555.13.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 Plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            Variable Annuity Account
         Cross Reference Sheet to Statement of Additional Information

                                    Form N-4


Item Number         Caption in Statement of Additional Information
---------------     ------------------------------------------------------------
    15.             Cover Page
    16.             Cover Page
    17.             General Information and History
    18.             Not Applicable
    19.             Not Applicable
    20.             Distribution of Contracts
    21.             Performance
    22.             Independent Registered Public Accounting Firm
                    Registration Statement
    23.             Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141


              (University of Minnesota retirement plan participants
                      should call: 1-800-421-3334 or visit:
                           www.umnplans.securian.com)


                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2012


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2011, 2010 and 2009 were $21,364,894, $22,822,806 and $22,067,205 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the administrative charge. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any charges for premium taxes and/or any other taxes, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [ (Base Period Return + 1) (365/7) ] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the administrative charge.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                 YIELD = 2[a-b + 1)6 - 1]
                           CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the administrative charge, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2011

     (With Report of Independent Registered Public Accounting Firm thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2011 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2011, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG

Minneapolis, Minnesota
March 30, 2012

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                                                           ADVANTUS
                                                                       ADVANTUS     ADVANTUS     ADVANTUS      ADVANTUS      REAL
                                              ADVANTUS     ADVANTUS     INDEX       MORTGAGE   INTERNATIONAL   INDEX 400    ESTATE
                                                BOND         MONEY       500       SECURITIES      BOND         MID-CAP   SECURITIES
                                              CLASS 2       MARKET     CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                            ------------  ----------  -----------  ----------  -------------  ----------  ----------
                  ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio, 99,492,881 shares at
      net asset value of $1.87 per share
      (cost $150,996,233)                   $185,652,223          --           --          --             --          --          --
   Money Market Portfolio, 53,260,227
      shares at net asset value of $1.00
      per share (cost $53,240,263)                    --  53,238,976           --          --             --          --          --
   Index 500 Portfolio, 27,428,785 shares
      at net asset value of $4.43 per
      share (cost $96,008,496)                        --          --  121,561,497          --             --          --          --
   Mortgage Securities Portfolio,
      36,349,024 shares at net asset value
      of $1.68 per share
      (cost $51,795,990)                              --          --           --  61,244,289             --          --          --
   International Bond Portfolio,
      36,924,747 shares at net asset value
      of $2.10 per share
      (cost $57,473,086)                              --          --           --          --     77,526,053          --          --
   Index 400 Mid-Cap Portfolio, 29,733,836
      shares at net asset value of $2.11
      per share (cost $52,128,439)                    --          --           --          --             --  62,697,064          --
   Real Estate Securities Portfolio,
      20,268,698 shares at net asset value
      of $2.60 per share
      (cost $43,352,714)                              --          --           --          --             --          --  52,758,652
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
                                             185,652,223  53,238,976  121,561,497  61,244,289     77,526,053  62,697,064  52,758,652
Receivable from Minnesota Life for
   Contract purchase payments                         --          --       44,345          --         18,708      35,047          --
Receivable for investments sold                   44,545      87,232           --      14,182             --          --      12,987
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total assets                        185,696,768  53,326,208  121,605,842  61,258,471     77,544,761  62,732,111  52,771,639
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                  45,485      87,496           --      14,382             --          --      13,264
Payable for investments purchased                     --          --       44,456          --         19,010      35,369          --
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total liabilities                        45,485      87,496       44,456      14,382         19,010      35,369      13,264
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Net assets applicable to Contract
            owners                          $185,651,283  53,238,712  121,561,386  61,244,089     77,525,751  62,696,742  52,758,375
                                            ============  ==========  ===========  ==========     ==========  ==========  ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period             184,661,389  52,890,073   75,942,402  60,298,211     77,256,663  62,414,483  52,343,755
Contracts in annuity payment period
   (note 2)                                      989,894     348,639   45,618,984     945,878        269,088     282,259     414,620
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $185,651,283  53,238,712  121,561,386  61,244,089     77,525,751  62,696,742  52,758,375
                                            ============  ==========  ===========  ==========     ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                                               AMERICAN
                                                           INVESCO                   ALLIANCE      AMERICAN    CENTURY
                                            INVESCO V.I.     V.I.    INVESCO V.I.    BERNSTEIN      CENTURY       VP       AMERICAN
                                              CAPITAL        CORE     SMALL CAP    INTERNATIONAL    INCOME     INFLATION   CENTURY
                                            APPRECIATION    EQUITY      EQUITY         VALUE      AND GROWTH  PROTECTION     ULTRA
                                            ------------  ---------  ------------  -------------  ----------  ----------  ----------
                    ASSETS
Investments in shares of the Invesco
   Variable Insurance Funds:
   Capital Appreciation Fund, 210,567
      shares at net asset value of $21.06
      per share (cost $5,078,590)             $4,434,536         --            --          --             --          --          --
   Core Equity Fund, 38,327 shares at net
      asset value of $26.51 per share
      (cost $976,284)                                 --  1,016,059            --          --             --          --          --
   Small Cap Equity Fund, 649,304 shares
      at net asset value of $16.11 per
      share (cost $7,993,217)                         --         --    10,460,283          --             --          --          --
Investments in shares of the Alliance
   Bernstein Funds:
   Alliance Bernstein International Value,
      61,999 shares at net asset value of
      $11.40 per share (cost $833,238)                --         --            --     706,785             --          --          --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth, 397,177 shares at
      net asset value of $6.14 per share
      (cost $2,712,137)                               --         --            --          --      2,438,665          --          --
   VP Inflation Protection, 3,043,358
      shares at net asset value of $11.75
      per share (cost $33,649,868)                    --         --            --          --             --  35,759,460          --
   Ultra Fund, 3,308,939 shares at net
      asset value of $9.36 per share
      (cost $30,753,080)                              --         --            --          --             --          --  30,971,668
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
                                               4,434,536  1,016,059    10,460,283     706,785      2,438,665  35,759,460  30,971,668
Receivable from Minnesota Life for
   Contract purchase payments                         --         --        26,354         488             --      64,401          --
Receivable for investments sold                    6,486         48            --          --            103          --      10,075
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total assets                          4,441,022  1,016,107    10,486,637     707,273      2,438,768  35,823,861  30,981,743
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   6,507         55            --          --            120          --      10,276
Payable for investments purchased                     --         --        26,426         495             --      64,652          --
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total liabilities                         6,507         55        26,426         495            120      64,652      10,276
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Net assets applicable to Contract
            owners                            $4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,971,467
                                              ==========  =========    ==========     =======      =========  ==========  ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period               4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,768,693
Contracts in annuity payment period
   (note 2)                                           --         --            --          --             --          --     202,774
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                   $4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,971,467
                                              ==========  =========    ==========     =======      =========  ==========  ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                       AMERICAN   AMERICAN
                                                          AMERICAN     FUNDS IS    FUNDS IS   AMERICAN     AMERICAN       AMERICAN
                                              AMERICAN    FUNDS IS      GLOBAL      GLOBAL    FUNDS IS     FUNDS IS       FUNDS IS
                                              CENTURY    GLOBAL BOND    GROWTH    SMALL CAP    GROWTH   GROWTH-INCOME  INTERNATIONAL
                                               VALUE       CLASS 2     CLASS 2     CLASS 2    CLASS 2      CLASS 2         CLASS 2
                                            -----------  -----------  ----------  ---------  ---------  -------------  -------------
                  ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Value Fund, 6,657,535 shares at net
      asset value of $5.80 per share
      (cost $43,643,631)                    $38,613,701           --          --         --         --           --            --
Investments in shares of American Funds
   Insurance Series Products Trust:
   Global Bond Fund, 67,346 shares at net
      asset value of $11.91 per share
      (cost $825,857)                                --      802,093          --         --         --           --            --
   Global Growth Fund, 21,630 shares at
      net asset value of $19.29 per share
      (cost $431,299)                                --           --     417,252         --         --           --            --
   Global Small Capitilization Fund,
      12,831 shares at net asset value of
      $17.04 per share (cost $237,281)               --           --          --    218,641         --           --            --
   Growth Fund, 20,580 shares at net asset
      value of $51.68 per share
      (cost $1,093,878)                              --           --          --         --  1,063,571           --            --
   Growth-Income Fund, 24,510 shares at
      net asset value of $33.07 per share
      (cost $821,314)                                --           --          --         --         --      810,533            --
   International Fund, 55,449 shares at
      net asset value of $15.16 per share
      (cost $925,958)                                --           --          --         --         --           --       840,603
                                            -----------      -------     -------    -------  ---------      -------       -------
                                             38,613,701      802,093     417,252    218,641  1,063,571      810,533       840,603
Receivable from Minnesota Life for
   Contract purchase payments                    27,453           --          --      5,296      6,616        4,075         4,670
Receivable for investments sold                      --          110          58         --         --           --            --
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total assets                        38,641,154      802,203     417,310    223,937  1,070,187      814,608       845,273
                                            -----------      -------     -------    -------  ---------      -------       -------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --          115          61         --         --           --            --
Payable for investments purchased                27,674           --          --      5,298      6,623        4,079         4,673
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total liabilities                       27,674          115          61      5,298      6,623        4,079         4,673
                                            -----------      -------     -------    -------  ---------      -------       -------
         Net assets applicable to Contract
            owners                          $38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
                                            ===========      =======     =======    =======  =========      =======       =======
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period             38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
Contracts in annuity payment period
   (note 2)                                          --           --          --         --         --           --            --
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
                                            ===========      =======     =======    =======  =========      =======       =======

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                        AMERICAN  CREDIT SUISSE
                                             AMERICAN   FUNDS IS      TRUST
                                             FUNDS IS  U.S. GOVT  INTERNATIONAL   FIDELITY    FIDELITY      FIDELITY
                                            NEW WORLD     SEC        EQUITY         HIGH         VIP          VIP       FIDELITY VIP
                                             CLASS 2    CLASS 2     FLEX III       INCOME    CONTRAFUND  EQUITY-INCOME     MID-CAP
                                            ---------  ---------  -------------  ----------  ----------  -------------  ------------
                  ASSETS
Investments in shares of American Funds
   Insurance Series Products Trust:
   New World Fund, 26,680 shares at net
      asset value of $19.50 per share
      (cost $565,410)                        $520,268         --        --               --          --            --            --
   U.S. Govt./AAA-Rated Securities Fund,
      168,965 shares at net asset value of
      $12.89 per share (cost $2,188,395)           --  2,177,953        --               --          --            --            --
Investments in shares of the Credit Suisse
   Trust:
   International Equity Flex III, shares
      at net asset value of $0.00 per
      share (cost $0)                              --         --        --               --          --            --            --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   High Income Portfolio, 3,345,661 shares
      at net asset value of $5.26 per
      share (cost $17,754,708)                     --         --        --       17,598,179          --            --            --
   Contrafund Portfolio, 1,921,715 shares
      at net asset value of $22.64 per
      share (cost $49,905,456)                     --         --        --               --  43,507,628            --            --
   Equity Income Portfolio, 4,399,991
      shares at net asset value of $18.41
      per share (cost $94,719,035)                 --         --        --               --          --    81,003,837            --
   Mid-Cap Portfolio, 1,237,041 shares at
      net asset value of $28.58 per share
      (cost $35,683,691)                           --         --        --               --          --            --    35,354,641
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
                                              520,268  2,177,953        --       17,598,179  43,507,628    81,003,837    35,354,641
Receivable from Minnesota Life for
   Contract purchase payments                   3,324         --        --           25,607          --            --            --
Receivable for investments sold                    --        296        --               --      67,900       116,784         9,800
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total assets                         523,592  2,178,249        --       17,623,786  43,575,528    81,120,621    35,364,441
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --        306        --               --      68,079       117,209         9,934
Payable for investments purchased               3,327         --        --           25,730          --            --            --
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total liabilities                      3,327        306        --           25,730      68,079       117,209         9,934
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Net assets applicable to
            Contract owners                  $520,265  2,177,943        --       17,598,056  43,507,449    81,003,412    35,354,507
                                             ========  =========       ===       ==========  ==========    ==========    ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period              520,265  2,177,943        --       17,598,056  43,333,744    80,582,139    35,034,451
Contracts in annuity payment period
   (note 2)                                        --         --        --               --     173,705       421,273       320,056
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                  $520,265  2,177,943        --       17,598,056  43,507,449    81,003,412    35,354,507
                                             ========  =========       ===       ==========  ==========    ==========    ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------
                                                                     FRANKLIN    FRANKLIN    TEMPLETON   GOLDMAN
                                              FRANKLIN    FRANKLIN  LARGE CAP     MUTUAL    DEVELOPING   SACHS VIT   IBBOTSON
                                              SMALL CAP    SMALL      GROWTH       SHARES     MARKETS   GOVERNMENT  AGGRESSIVE
                                                VALUE     MID CAP   SECURITIES  SECURITIES  SECURITIES    INCOME      GROWTH
                                             ----------  ---------  ----------  ----------  ----------  ----------  ----------
                  ASSETS
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Small Cap Value Fund, 558,431 shares at
      net asset value of $15.53 per share
      (cost $6,929,862)                      $8,672,439         --          --          --          --          --          --
   Small Mid Cap Fund, 447,732 shares at
      net asset value of $20.49 per share
      (cost $8,688,990)                              --  9,174,026          --          --          --          --          --
   Large Cap Growth Fund, 184,225 shares
      at net asset value of $14.54 per
      share (cost $2,626,137)                        --         --   2,678,635          --          --          --          --
   Mutual Shares Securities Fund, 618,501
      shares at net asset value of $15.38
      per share (cost $10,639,957)                   --         --          --   9,512,543          --          --          --
   Developing Mkts Securities Fund,
      3,026,157 shares at net asset value
      of $9.42 per share (cost $29,901,502)          --         --          --          --  28,506,403          --          --
Investments in shares of the Goldman Sachs
   VIT Fund:
   Government Income Fund, 959,675 shares
      at net asset value of $10.70 per
      share (cost $10,324,620)                       --         --          --          --          --  10,268,528          --
Investments in shares of the Ibbotson
   Funds:
   Aggressive Growth Fund, 375,124 shares
      at net asset value of $8.70 per
      share (cost $3,134,201)                        --         --          --          --          --          --   3,263,583
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
                                              8,672,439  9,174,026   2,678,635   9,512,543  28,506,403  10,268,528   3,263,583
Receivable from Minnesota Life for
   Contract purchase payments                    15,517        961          --          --          --      44,939       3,718
Receivable for investments sold                      --         --       3,482      55,960      16,197          --          --
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total assets                         8,687,956  9,174,987   2,682,117   9,568,503  28,522,600  10,313,467   3,267,301
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --         --       3,504      56,009      16,340          --          --
Payable for investments purchased                15,578        991          --          --          --      45,003       3,756
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total liabilities                       15,578        991       3,504      56,009      16,340      45,003       3,756
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Net assets applicable to Contract
            owners                           $8,672,378  9,173,996   2,678,613   9,512,494  28,506,260  10,268,464   3,263,545
                                             ==========  =========   =========   =========  ==========  ==========   =========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period              8,672,378  9,130,739   2,678,613   9,512,494  28,227,044  10,268,464   3,263,545
Contracts in annuity payment period
   (note 2)                                          --     43,257          --          --     279,216          --          --
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total Contract Owners' Equity
            (notes 6 and 7)                  $8,672,378  9,173,996   2,678,613   9,512,494  28,506,260  10,268,464   3,263,545
                                             ==========  =========   =========   =========  ==========  ==========   =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                    IBBOTSON     INVESCO       INVESCO    INVESCO
                                                                                     INCOME     VAN KAMPEN   VAN KAMPEN   VAN KAMPEN
                                              IBBOTSON     IBBOTSON     IBBOTSON       AND     V.I. CAPITAL     V.I.     V.I. GROWTH
                                              BALANCED   CONSERVATIVE    GROWTH      GROWTH       GROWTH      COMSTOCK    AND INCOME
                                            -----------  ------------  ----------  ----------  ------------  ----------  -----------
                  ASSETS
Investments in shares of the Ibbotson
   Funds:
   Balanced Fund, 4,998,215 shares at net
      asset value of $9.81 per share
      (cost $43,495,177)                    $49,032,492           --           --          --          --            --          --
   Conservative Fund, 1,391,510 shares at
      net asset value of $11.00 per share
      (cost $15,053,741)                             --   15,306,610           --          --          --            --          --
   Growth Fund, 2,614,518 shares at net
      asset value of $9.07 per share
      (cost $19,382,370)                             --           --   23,713,678          --          --            --          --
   Income and Growth Fund, 2,818,207
      shares at net asset value of $10.49
      per share (cost $27,758,546)                   --           --           --  29,562,992          --            --          --
Investments in shares of the Invesco Van
   Kampen Funds:
   Capital Growth Fund, 26,459 shares at
      net asset value of $31.35 per share
      (cost $839,167)                                --           --           --          --     829,489            --          --
   Comstock Fund, 969,178 shares at net
      asset value of $11.28 per share
      (cost $11,036,348)                             --           --           --          --          --    10,932,329          --
   Growth and Income Fund, 168,935 shares
      at net asset value of $17.74 per
      share (cost $2,696,281)                        --           --           --          --          --            --   2,996,909
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
                                             49,032,492   15,306,610   23,713,678  29,562,992     829,489    10,932,329   2,996,909
Receivable from Minnesota Life for
   Contract purchase payments                   149,078           --           --       2,780          --        36,081          --
Receivable for investments sold                      --        2,581      141,659          --          30            --         363
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total assets                        49,181,570   15,309,191   23,855,337  29,565,772     829,519    10,968,410   2,997,272
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --        2,722      141,876          --          33            --         378
Payable for investments purchased               149,372           --           --       3,008          --        36,148          --
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total liabilities                      149,372        2,722      141,876       3,008          33        36,148         378
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Net assets applicable to Contract
            owners                          $49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
                                            ===========   ==========   ==========  ==========     =======    ==========   =========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period             49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
Contracts in annuity payment period
   (note 2)                                          --           --           --          --          --            --          --
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
                                            ===========   ==========   ==========  ==========     =======    ==========   =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                            -------------------------------------------------------------------------------------
                                              INVESCO     INVESCO     IVY FUNDS                                         IVY FUNDS
                                            VAN KAMPEN  VAN KAMPEN       VIP      IVY FUNDS    IVY FUNDS   IVY FUNDS       VIP
                                             V.I. MID   V.I. EQUITY     ASSET        VIP          VIP         VIP       DIVIDEND
                                             CAP VALUE  AND INCOME     STRATEGY    BALANCED      BOND     CORE EQUITY    INCOME
                                            ----------  -----------  -----------  ----------  ----------  -----------  ----------
                  ASSETS
Investments in shares of the Invesco Van
   Kampen Funds:
   Mid Cap Value Fund, 26,402 shares at
      net asset value of $12.73 per share
      (cost $323,505)                         $336,096           --           --          --          --           --          --
   Equity and Income Fund, 95,411 shares
      at net asset value of $13.63 per
      share (cost $1,448,846)                       --    1,300,455           --          --          --           --          --
Investments in shares of the Ivy Funds VIP
   Target Funds, Inc.:
   Asset Strategy Portfolio, 16,823,733
      shares at net asset value of $9.11
      per share (cost $163,157,880)                 --           --  153,225,513          --          --           --          --
   Balanced Portfolio, 10,731,901 shares
      at net asset value of $9.01 per
      share (cost $89,881,911)                      --           --           --  96,745,945          --           --          --
   Bond Portfolio, 14,715,316 shares at
      net asset value of $5.80 per share
      (cost $81,804,325)                            --           --           --          --  85,407,692           --          --
   Core Equity Portfolio, 2,654,362 shares
      at net asset value of $11.70 per
      share (cost $30,792,858)                      --           --           --          --          --   31,059,485          --
   Dividend Income Portfolio, 2,779,429
      shares at net asset value of $6.47
      per share (cost $18,280,107)                  --           --           --          --          --           --  17,994,024
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
                                               336,096    1,300,455  153,225,513  96,745,945  85,407,692   31,059,485  17,994,024
Receivable from Minnesota Life for
   Contract purchase payments                    5,280           --       24,838       2,006      41,171        8,664          --
Receivable for investments sold                     --        3,175           --          --          --           --       1,545
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total assets                          341,376    1,303,630  153,250,351  96,747,951  85,448,863   31,068,149  17,995,569
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                    --        3,185           --          --          --           --       1,658
Payable for investments purchased                5,282           --       25,853       2,140      41,452        8,827          --
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total liabilities                       5,282        3,185       25,853       2,140      41,452        8,827       1,658
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Net assets applicable to Contract
            owners                            $336,094    1,300,445  153,224,498  96,745,811  85,407,411   31,059,322  17,993,911
                                              ========    =========  ===========  ==========  ==========   ==========  ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period               336,094    1,300,445  152,681,848  93,902,207  85,407,411   30,912,640  17,993,911
Contracts in annuity payment period
   (note 2)                                         --           --      542,650   2,843,604          --      146,682          --
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                   $336,094    1,300,445  153,224,498  96,745,811  85,407,411   31,059,322  17,993,911
                                              ========    =========  ===========  ==========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                        IVY FUNDS
                                                           VIP                   IVY FUNDS    IVY FUNDS      IVY FUNDS    IVY FUNDS
                                            IVY FUNDS    GLOBAL     IVY FUNDS       VIP          VIP            VIP          VIP
                                              VIP        NATURAL      VIP          HIGH     INTERNATIONAL  INTERNATIONAL  MICRO-CAP
                                             ENERGY     RESOURCES    GROWTH       INCOME        GROWTH         VALUE       GROWTH
                                           ----------  ----------  -----------  ----------  -------------  -------------  ----------
                  ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Energy Portfolio, 1,221,854 shares at
      net asset value of $5.81 per share
      (cost $6,596,537)                    $7,103,983          --           --          --            --             --           --
   Global Natural Resources Portfolio,
      6,932,192 shares at net asset value
      of $5.29 per share
      (cost $40,767,588)                           --  36,641,487           --          --            --             --           --
   Growth Portfolio, 15,539,836 shares at
      net asset value of $10.19 per share
      (cost $149,504,016)                          --          --  158,364,916          --            --             --           --
   High Income Portfolio, 11,237,342
      shares at net asset value of $3.42
      per share (cost $35,985,437)                 --          --           --  38,418,225            --             --           --
   International Growth Portfolio,
      4,331,644 shares at net asset value
      of $7.86 per share
      (cost $35,376,599)                           --          --           --          --    34,029,396             --           --
   International Value Portfolio,
      10,562,748 shares at net asset
      value of $14.67 per share
      (cost $191,590,355)                          --          --           --          --            --    154,973,466           --
   Micro-Cap Growth Portfolio, 891,267
      shares at net asset value of $20.56
      per share (cost $16,064,111)                 --          --           --          --            --             --   18,327,933
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
                                            7,103,983  36,641,487  158,364,916  38,418,225    34,029,396    154,973,466   18,327,933
Receivable from Minnesota Life for
   Contract purchase payments                      --          --           --          --        53,077         44,363       53,122
Receivable for investments sold                 1,023       7,062        5,302       3,675            --             --           --
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total assets                       7,105,006  36,648,549  158,370,218  38,421,900    34,082,473    155,017,829   18,381,055
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                1,086       7,387        5,907       3,911            --             --           --
Payable for investments purchased                  --          --           --          --        53,317         44,992       53,223
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total liabilities                      1,086       7,387        5,907       3,911        53,317         44,992       53,223
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Net assets applicable to
            Contract owners                $7,103,920  36,641,162  158,364,311  38,417,989    34,029,156    154,972,837   18,327,832
                                           ==========  ==========  ===========  ==========    ==========    ===========   ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period            7,103,920  36,641,162  157,275,867  38,417,989    33,964,374    154,006,686   18,327,832
Contracts in annuity payment period
   (note 2)                                        --          --    1,088,444          --        64,782        966,151           --
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                $7,103,920  36,641,162  158,364,311  38,417,989    34,029,156    154,972,837   18,327,832
                                           ==========  ==========  ===========  ==========    ==========    ===========   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                           IVY FUNDS     IVY FUNDS
                                           IVY FUNDS    IVY FUNDS  IVY FUNDS     IVY FUNDS    IVY FUNDS       VIP           VIP
                                              VIP          VIP        VIP          VIP           VIP       PATHFINDER   PATHFINDER
                                            MID CAP       MONEY    PATHFINDER   PATHFINDER    PATHFINDER   MODERATELY   MODERATELY
                                            GROWTH       MARKET    AGGRESSIVE  CONSERVATIVE   MODERATE     AGGRESSIVE  CONSERVATIVE
                                          -----------  ----------  ----------  ------------  -----------  -----------  ------------
                 ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Mid Cap Growth Portfolio, 2,343,719
      shares at net asset value of $8.37
      per share (cost $16,783,026)        $19,611,774          --          --            --           --           --           --
   Money Market Portfolio, 12,115,918
      shares at net asset value of $1.00
      per share (cost $12,115,916)                 --  12,115,918          --            --           --           --           --
   Aggressive, 1,687,204 shares at net
      asset value of $4.77 per share
      (cost $7,812,444)                            --          --   8,044,252            --           --           --           --
   Conservative, 5,850,105 shares at net
      asset value of $5.18 per share
      (cost $28,274,494)                           --          --          --    30,322,263           --           --           --
   Moderate, 28,182,926 shares at net
      asset value of $5.06 per share
      (cost $126,905,631)                          --          --          --            --  142,647,879           --           --
   Moderately Aggressive, 30,394,581
      shares at net asset value of $5.09
      per share (cost $137,566,818)                --          --          --            --           --  154,854,309           --
   Moderately Conservative, 9,578,562
      shares at net asset value of $5.19
      per share (cost $45,608,375)                 --          --          --            --           --           --   49,730,934
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
                                           19,611,774  12,115,918   8,044,252    30,322,263  142,647,879  154,854,309   49,730,934
Receivable from Minnesota Life for
   Contract purchase payments                   5,754          --          --            --           --           --           --
Receivable for investments sold                    --       1,794       1,156         4,465       30,626       25,696        7,580
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total assets                      19,617,528  12,117,712   8,045,408    30,326,728  142,678,505  154,880,005   49,738,514
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --       1,840       1,210         4,500       30,863       25,891        7,637
Payable for investments purchased               5,885          --          --            --           --           --           --
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total liabilities                      5,885       1,840       1,210         4,500       30,863       25,891        7,637
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Net assets applicable to
            Contract owners               $19,611,643  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
                                          ===========  ==========   =========    ==========  ===========  ===========   ==========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           19,554,333  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
Contracts in annuity payment period
   (note 2)                                    57,310          --          --            --           --           --           --
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total Contract Owners' Equity
            (notes 6 and 7)               $19,611,643  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
                                          ===========  ==========   =========    ==========  ===========  ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS              IVY FUNDS    IVY FUNDS
                                              VIP          VIP          VIP         VIP      IVY FUNDS    VIP          VIP
                                          REAL ESTATE   SCIENCE &    SMALL CAP   SMALL CAP      VIP      GLOBAL    LIMITED-TERM
                                           SECURITIES   TECHNOLOGY    GROWTH       VALUE       VALUE      BOND         BOND
                                          -----------  -----------  ----------  ----------  ----------  ---------  -----------
                  ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Real Estate Securities Portfolio,
      1,849,446 shares at net asset
      value of $6.75 per share
      (cost $11,722,099)                  $12,492,823          --           --          --          --         --           --
   Science & Technology Portfolio,
      2,461,585 shares at net asset
      value of $15.25 per share
      (cost $39,383,647)                           --  37,531,301           --          --          --         --           --
   Small Cap Growth Portfolio,
      5,787,965 shares at net asset
      value of $9.34 per share
      (cost $55,884,143)                           --          --   54,068,856          --          --         --           --
   Small Cap Value Portfolio,
      3,803,986 shares at net asset
      value of $14.57 per share
      (cost $55,061,361)                           --          --           --  55,427,496          --         --           --
   Value Portfolio, 11,955,228 shares at
      net asset value of $5.57 per share
      (cost $71,563,071)                           --          --           --          --  66,603,769         --           --
   Global Bond Portfolio, 439,594 shares
      at net asset value of $4.90 per
      share (cost $2,186,163)                      --          --           --          --          --  2,154,538           --
   Limited-Term Bond Portfolio, 920,252
      shares at net asset value of
      $5.03 per share (cost $4,657,920)            --          --           --          --          --         --    4,631,445
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
                                           12,492,823  37,531,301   54,068,856  55,427,496  66,603,769  2,154,538    4,631,445
Receivable from Minnesota Life for
   Contract purchase payments                      --          --       28,407          --       2,995      5,092       21,351
Receivable for investments sold                 1,316         260           --       7,955          --         --           --
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
            Total assets                   12,494,139  37,531,561   54,097,263  55,435,451  66,606,764  2,159,630    4,652,796
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                1,433         591           --       8,187          --         --           --
Payable for investments purchased                  --          --       28,624          --       3,191      5,106       21,368
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Total liabilities                      1,433         591       28,624       8,187       3,191      5,106       21,368
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Net assets applicable to
            Contract owners               $12,492,706  37,530,970   54,068,639  55,427,264  66,603,573  2,154,524    4,631,428
                                          ===========  ==========   ==========  ==========  ==========  =========    =========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period           12,492,706  37,484,091   53,550,547  55,104,398  66,198,801  2,154,524    4,631,428
Contracts in annuity payment period
   (note 2)                                        --      46,879      518,092     322,866     404,772         --           --
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Total Contract Owners' Equity
            (notes 6 and 7)               $12,492,706  37,530,970   54,068,639  55,427,264  66,603,573  2,154,524    4,631,428
                                          ===========  ==========   ==========  ==========  ==========  =========    =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------
                                             JANUS        JANUS       JANUS    JANUS ASPEN       MFS        MFS       MFS
                                             ASPEN        ASPEN       ASPEN      MID CAP      INVESTORS   MID CAP     NEW
                                            BALANCED      FORTY     OVERSEAS      VALUE     GROWTH STOCK  GROWTH   DISCOVERY
                                          -----------  ----------  ----------  -----------  ------------  -------  ---------
                  ASSETS
Investments in shares of Janus Aspen
   Series - Service Shares:
   Balanced Portfolio, 489,597 shares at
      net asset value of $27.74 per
      share (cost $13,698,700)            $13,581,412          --          --          --            --        --         --
   Aspen Forty Portfolio, 787,982 shares
      at net asset value of $32.71 per
      share (cost $25,677,593)                     --  25,774,897          --          --            --        --         --
   Aspen International Growth Portfolio,
      1,673,942 shares at net asset
      value of $37.42 per share
      (cost $75,333,678)                           --          --  62,638,893          --            --        --         --
   Aspen Mid Cap Value Portfolio,
      544,069 shares at net asset value
      of $15.18 per share
      (cost $7,273,422)                            --          --          --   8,258,970            --        --         --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      2,475,026 shares at net asset
      value of $10.77 per share
      (cost $24,020,527)                           --          --          --          --    26,656,030        --         --
   Mid Cap Growth Series, 125,517 shares
      at net asset value of $5.48 per
      share (cost $599,790)                        --          --          --          --            --   687,836         --
   New Discovery Series, 558,080 shares
      at net asset value of $13.74 per
      share (cost $7,690,227)                      --          --          --          --            --        --  7,668,019
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
                                           13,581,412  25,774,897  62,638,893   8,258,970    26,656,030   687,836  7,668,019
Receivable from Minnesota Life for
   Contract purchase payments                      --      12,697          --      21,490        36,773        --      2,274
Receivable for investments sold                   573          --      34,564          --            --       321         --
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total assets                      13,581,985  25,787,594  62,673,457   8,280,460    26,692,803   688,157  7,670,293
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                  639          --      34,868          --            --       326         --
Payable for investments purchased                  --      12,801          --      21,547        36,941        --      2,322
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total liabilities                        639      12,801      34,868      21,547        36,941       326      2,322
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Net assets applicable to
            Contract owners               $13,581,346  25,774,793  62,638,589   8,258,913    26,655,862   687,831  7,667,971
                                          ===========  ==========  ==========   =========    ==========   =======  =========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           13,581,346  25,635,359  62,466,817   8,258,913    26,655,862   687,831  7,590,681
Contracts in annuity payment period
   (note 2)                                        --     139,434     171,772          --            --        --     77,290
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total Contract Owners' Equity
            (notes 6 and 7)               $13,581,346  25,774,793  62,638,589   8,258,913    26,655,862   687,831  7,667,971
                                          ===========  ==========  ==========   =========    ==========   =======  =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                        NEUBERGER                                                            PIMCO
                                                           AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER      FUNDS
                                              MFS       SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                             VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION
                                          -----------  ----------  ------------  -----------  -----------  -------------  ----------
            ASSETS
Investments in shares of the MFS
   Variable Insurance Trust:
   Value Fund, 4,800,744 shares at net
      asset value of $12.54 per share
      (cost $57,609,828)                  $60,201,329         --           --             --         --             --            --
Investments in shares of the Neuberger
   Funds:
   Socially Responsive Fund, 34,860
      shares at net asset value of
      $14.39 per share (cost $447,042)             --    501,642           --             --         --             --            --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 58,377
      shares at net asset value of
      $39.40 per share (cost $2,124,196)           --         --    2,300,039             --         --             --            --
   High Income Fund, 9,635,657 shares at
      net asset value of $1.91 per share
      (cost $16,642,186)                           --         --           --     18,404,104         --             --            --
   Main Street Small Cap Fund, 33,127
      shares at net asset value of
      $17.02 per share (cost $504,279)             --         --           --             --    563,816             --            --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth, 2,440,705
      shares at net asset value of
      $1.78 per share (cost $4,438,691)            --         --           --             --         --      4,344,455            --
Investments in shares of the Pimco
   Funds:
   VIT Low Duration Fund, 2,136,396
      shares at net asset value of
      $10.38 per share
      (cost $22,335,181)                           --         --           --             --         --             --    22,175,789
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
                                           60,201,329    501,642    2,300,039     18,404,104    563,816      4,344,455    22,175,789
Receivable from Minnesota Life for
   Contract purchase payments                  54,334         --           --             --      5,246          5,650        20,782
Receivable for investments sold                    --         71          420         19,561         --             --            --
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total assets                   60,255,663    501,713    2,300,459     18,423,665    569,062      4,350,105    22,196,571
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --         76          433         19,668         --             --            --
Payable for investments purchased              54,728         --           --             --      5,253          5,680        20,968
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total liabilities                  54,728         76          433         19,668      5,253          5,680        20,968
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Net assets applicable to
               Contract owners            $60,200,935    501,637    2,300,026     18,403,997    563,809      4,344,425    22,175,603
                                          ===========    =======    =========     ==========    =======      =========    ==========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           60,178,426    501,637    2,300,026     18,361,716    563,809      4,344,425    22,175,603
Contracts in annuity payment period
   (note 2)                                    22,509         --           --         42,281         --             --            --
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total Contract Owners'
               Equity (notes 6 and 7)     $60,200,935    501,637    2,300,026     18,403,997    563,809      4,344,425    22,175,603
                                          ===========    =======    =========     ==========    =======      =========    ==========


See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          MORGAN
                                                                                                                          STANLEY
                                          PIMCO FUNDS  PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT             UIF EMERGING
                                           VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT     MARKETS
                                             RETURN      INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER      EQUITY
                                          -----------  ----------  -------------  -------------  ---------  ---------  ------------
                  ASSETS
Investments in shares of the Pimco
   Funds:
   VIT Total Return Fund, 3,565,689
      shares at net asset value of
      $11.02 per share
      (cost $40,169,018)                  $39,293,890         --            --            --            --         --           --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund, 68,196
      shares at net asset value of
      $15.30 per share (cost $1,025,023)           --  1,043,402            --            --            --         --           --
   International Equity Fund, 472,425
      shares at net asset value of $9.49
      per share (cost $6,795,304)                  --         --     4,483,316            --            --         --           --
   New Opportunities Fund, 26,503 shares
      at net asset value of $19.27 per
      share (cost $481,616)                        --         --            --       510,721            --         --           --
   Equity Income Fund, 167,655 shares at
      net asset value of $13.47 per
      share (cost $2,420,456)                      --         --            --            --     2,258,313         --           --
   Voyager Fund, 114,536 shares at net
      asset value of $31.76 per share
      (cost $4,079,353)                            --         --            --            --            --  3,637,651           --
Investments in shares of the Van Kampen
   Funds, Inc.:
   UIF Emerging Markets Equity
      Portfolio, 493,981 shares at net
      asset value of $12.50 per share
      (cost $6,074,584)                            --         --            --            --            --         --    6,174,761
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
                                           39,293,890  1,043,402     4,483,316       510,721     2,258,313  3,637,651    6,174,761
Receivable from Minnesota Life for
   Contract purchase payments                  69,554         --            --            --            --         10       13,932
Receivable for investments sold                    --         39         5,605            20            91         --           --
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total assets                   39,363,444  1,043,441     4,488,921       510,741     2,258,404  3,637,661    6,188,693
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --         43         5,635            23           106         --           --
Payable for investments purchased              69,833         --            --            --            --         31       13,976
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total liabilities                  69,833         43         5,635            23           106         31       13,976
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Net assets applicable
               to Contract owners         $39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
                                          ===========  =========     =========       =======     =========  =========    =========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
Contracts in annuity payment period
   (note 2)                                        --         --            --            --            --         --           --
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total Contract Owners'
               Equity (notes 6 and 7)     $39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
                                          ===========  =========     =========       =======     =========  =========    =========

See accompanying notes to financial statements.

                                            SEGREGATED
                                           SUB-ACCOUNTS
                                          --------------
                                               TOTAL
                                          --------------
            ASSETS
                                           2,923,171,224
Receivable from Minnesota Life for
   Contract purchase payments                  1,058,320
Receivable for investments sold                  754,773
                                          --------------
            Total assets                   2,924,984,317
                                          --------------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                 761,254
Payable for investments purchased              1,065,008
                                          --------------
            Total liabilities                  1,826,262
                                          --------------
            Net assets applicable to
               Contract owners            $2,923,158,055
                                          ==============
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           2,865,392,894
Contracts in annuity payment period
   (note 2)                                   57,765,161
                                          --------------
            Total Contract Owners'
               Equity (notes 6 and 7)     $2,923,158,055
                                          ==============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                     ADVANTUS     ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS
                                            ADVANTUS     ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL  INDEX 400   REAL ESTATE
                                              BOND        MONEY         500      SECURITIES      BOND        MID-CAP     SECURITIES
                                             CLASS 2      MARKET       CLASS 2     CLASS 2      CLASS 2      CLASS 2      CLASS 2
                                          -----------  -----------  -----------  ----------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $        --        1,183           --          --           --            --          --
   Mortality, expense charges and
      administrative charges (note 3)      (2,655,805)    (717,008)  (1,338,275)   (872,112)  (1,064,191)     (867,414)   (751,179)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
      Investment income (loss) - net       (2,655,805)    (715,825)  (1,338,275)   (872,112)  (1,064,191)     (867,414)   (751,179)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                       --           --           --          --           --            --          --
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  32,897,398   31,341,347   19,640,454  12,174,881    7,294,244    10,023,262   9,323,947
      Cost of investments sold            (25,751,100) (31,341,347) (14,551,150) (9,995,534)  (4,391,676)   (7,118,369) (7,167,421)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
                                            7,146,298           --    5,089,304   2,179,347    2,902,568     2,904,893   2,156,526
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
      Net realized gains (losses) on
         investments                        7,146,298           --    5,089,304   2,179,347    2,902,568     2,904,893   2,156,526
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net change in unrealized
            appreciation or depreciation
            of investments                  7,855,542       (1,287)  (2,874,618)  2,065,686   (3,103,815)   (4,126,453)    872,787
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net gains (losses) on
            investments                    15,001,840       (1,287)   2,214,686   4,245,033     (201,247)   (1,221,560)  3,029,313
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net increase (decrease) in net
            assets resulting from
            operations                    $12,346,035     (717,112)     876,411   3,372,921   (1,265,438)   (2,088,974)  2,278,134
                                          ===========  ===========  ===========  ==========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                   AMERICAN
                                                                                      ALLIANCE      CENTURY   AMERICAN
                                          INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN     INCOME   CENTURY VP   AMERICAN
                                            CAPITAL         CORE        SMALL CAP   INTERNATIONAL    AND     INFLATION    CENTURY
                                          APPRECIATION     EQUITY        EQUITY         VALUE       GROWTH   PROTECTION     ULTRA
                                          ------------  ------------  ------------  -------------  --------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $      --         6,931            --         31,568      31,952   1,176,269          --
   Mortality, expense charges and
      administrative charges (note 3)        (70,680)      (13,880)     (145,935)       (13,153)    (35,613)   (424,899)   (510,384)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Investment income (loss) - net         (70,680)       (6,949)     (145,935)        18,415      (3,661)    751,370    (510,384)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --            --            --             --          --     314,708          --
                                           ---------      --------     ---------       --------    --------  ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    843,341       535,775     1,026,034        127,903     506,148   2,684,321   8,006,917
      Cost of investments sold              (945,142)     (486,510)     (891,661)      (188,282)   (644,537) (2,345,597) (8,037,724)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
                                            (101,801)       49,265       134,373        (60,379)   (138,389)    338,724     (30,807)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net realized gains (losses) on
         investments                        (101,801)       49,265       134,373        (60,379)   (138,389)    653,432     (30,807)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        (289,774)      (46,774)     (153,971)      (139,502)    186,813   1,391,676     544,291
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net gains (losses) on investments     (391,575)        2,491       (19,598)      (199,881)     48,424   2,045,108     513,484
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                        $(462,255)       (4,458)     (165,533)      (181,466)     44,763   2,796,478       3,100
                                           =========      ========     =========       ========    ========  ==========  ==========


See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                        AMERICAN  AMERICAN  AMERICAN
                                                        FUNDS IS  FUNDS IS  FUNDS IS   AMERICAN    AMERICAN       AMERICAN
                                            AMERICAN     GLOBAL    GLOBAL    GLOBAL    FUNDS IS    FUNDS IS       FUNDS IS
                                             CENTURY      BOND     GROWTH   SMALL CAP   GROWTH   GROWTH-INCOME  INTERNATIONAL
                                              VALUE     CLASS 2*  CLASS 2*  CLASS 2*   CLASS 2*     CLASS 2*      CLASS 2*
                                          ------------  --------  --------  ---------  --------  -------------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $  714,660      20,150    4,623       340       4,300      9,904          14,009
   Mortality, expense charges and
      administrative charges (note 3)       (533,607)     (5,366)  (1,722)   (1,065)     (5,692)    (4,153)         (4,054)
                                          ----------     -------  -------   -------     -------    -------         -------
      Investment income (loss) - net         181,053      14,784    2,901      (725)     (1,392)     5,751           9,955
                                          ----------     -------  -------   -------     -------    -------         -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --       2,389       --        --          --         --              --
                                          ----------     -------  -------   -------     -------    -------         -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  2,742,053      53,161   12,806     9,772      59,980     36,796          46,385
      Cost of investments sold            (3,586,527)    (53,519) (14,265)  (10,834)    (65,623)   (39,300)        (54,361)
                                          ----------     -------  -------   -------     -------    -------         -------
                                            (844,474)       (358)  (1,459)   (1,062)     (5,643)    (2,504)         (7,976)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net realized gains (losses) on
         investments                        (844,474)      2,031   (1,459)   (1,062)     (5,643)    (2,504)         (7,976)
                                          ----------     -------  -------   -------     -------    -------         -------
   Net change in unrealized appreciation
      or depreciation of investments         521,554     (23,764) (14,047)  (18,640)    (30,307)   (10,781)        (85,355)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net gains (losses) on investments     (322,920)    (21,733) (15,506)  (19,702)    (35,950)   (13,285)        (93,331)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net increase (decrease) in net
         assets resulting from
         operations                       $ (141,867)     (6,949) (12,605)  (20,427)    (37,342)    (7,534)        (83,376)
                                          ==========     =======  =======   =======     =======    =======         =======

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                     AMERICAN   CREDIT SUISSE
                                           AMERICAN  FUNDS IS       TRUST
                                           FUNDS IS  U.S. GOVT  INTERNATIONAL    FIDELITY    FIDELITY      FIDELITY     FIDELITY
                                          NEW WORLD     SEC         EQUITY         HIGH        VIP           VIP           VIP
                                           CLASS 2*  CLASS 2*     FLEX III        INCOME    CONTRAFUND  EQUITY-INCOME    MID-CAP
                                          ---------  ---------  -------------  ----------  -----------  -------------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $  7,246     30,548       34,191     1,189,294      362,261      1,251,675       8,632
   Mortality, expense charges and
      administrative charges (note 3)        (2,698)    (7,839)      (8,468)     (237,793)    (656,937)    (1,273,477)   (581,589)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Investment income (loss) - net          4,548     22,709       25,723       951,501     (294,676)       (21,802)   (572,957)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --      2,577           --            --           --        692,431      67,820
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    14,591    869,090    1,747,514     2,987,147    7,925,917     18,569,145   9,241,485
      Cost of investments sold              (16,024)  (858,304)  (2,004,216)   (2,204,306) (10,542,698)   (23,296,281) (9,664,070)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
                                             (1,433)    10,786     (256,702)      782,841   (2,616,781)    (4,727,136)   (422,585)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net realized gains (losses) on
         investments                         (1,433)    13,363     (256,702)      782,841   (2,616,781)    (4,034,705)   (354,765)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        (45,142)   (10,442)      49,737    (1,441,699)   1,056,068      3,686,539  (4,309,471)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net gains (losses) on investments     (46,575)     2,921     (206,965)     (658,858)  (1,560,713)      (348,166) (4,664,236)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                        $(42,027)    25,630     (181,242)      292,643   (1,855,389)      (369,968) (5,237,193)
                                           ========   ========   ==========    ==========  ===========    ===========  ==========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                                  FRANKLIN                  TEMPLETON     GOLDMAN
                                           FRANKLIN   FRANKLIN    LARGE CAP    FRANKLIN     DEVELOPING   SACHS VIT   IBBOTSON
                                          SMALL CAP     SMALL      GROWTH    MUTUAL SHARES   MARKETS    GOVERNMENT  AGGRESSIVE
                                            VALUE      MID CAP   SECURITIES   SECURITIES    SECURITIES    INCOME      GROWTH
                                          ---------  ----------  ----------  -------------  ----------  ----------  ---------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $  56,009          --     19,142       237,982       316,390     64,434      33,518
   Mortality, expense charges and
      administrative charges (note 3)      (120,174)   (137,006)   (43,020)     (143,719)     (434,897)  (100,695)    (50,591)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Investment income (loss) - net        (64,165)   (137,006)   (23,878)       94,263      (118,507)   (36,261)    (17,073)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --          --         --            --            --    374,436          --
                                          ---------  ----------   --------    ----------    ----------   --------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   844,464   3,478,498    625,242     2,287,793     6,476,011    480,635     647,343
      Cost of investments sold             (818,705) (3,281,440)  (647,659)   (2,941,362)   (7,932,506)  (467,035)   (385,735)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
                                             25,759     197,058    (22,417)     (653,569)   (1,456,495)    13,600     261,608
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net realized gains (losses) on
         investments                         25,759     197,058    (22,417)     (653,569)   (1,456,495)   388,036     261,608
                                          ---------  ----------   --------    ----------    ----------   --------    --------
   Net change in unrealized appreciation
      or depreciation of investments       (351,085)   (635,127)   (50,979)      326,413    (4,261,228)     7,726    (470,346)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net gains (losses) on investments    (325,326)   (438,069)   (73,396)     (327,156)   (5,717,723)   395,762    (208,738)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                       $(389,491)   (575,075)   (97,274)     (232,893)   (5,836,230)   359,501    (225,811)
                                          =========  ==========   ========    ==========    ==========   ========    ========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                               INVESCO
                                                                                             VAN KAMPEN                   INVESCO
                                                                                  IBBOTSON      V.I.        INVESCO      VAN KAMPEN
                                            IBBOTSON     IBBOTSON     IBBOTSON     INCOME      CAPITAL     VAN KAMPEN   V.I. GROWTH
                                            BALANCED   CONSERVATIVE    GROWTH    AND GROWTH    GROWTH    V.I. COMSTOCK   AND INCOME
                                          -----------  ------------  ----------  ----------  ----------  -------------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $   493,009      185,786      283,299     247,277         --       106,396        34,160
   Mortality, expense charges and
      administrative charges (note 3)        (703,809)    (196,241)    (407,035)   (385,458)    (8,075)     (126,851)      (45,047)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Investment income (loss) - net         (210,800)     (10,455)    (123,736)   (138,181)    (8,075)      (20,455)      (10,887)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                  775,697      361,644      284,008     463,495         --            --            --
                                          -----------   ----------   ----------  ----------    -------      --------      --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   5,937,679    1,727,038    5,650,976   2,573,376    126,294       624,462       827,494
      Cost of investments sold             (5,546,694)  (1,448,947)  (5,367,717) (2,368,620)   (98,488)     (728,903)     (951,708)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
                                              390,985      278,091      283,259     204,756     27,806      (104,441)     (124,214)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net realized gains (losses) on
         investments                        1,166,682      639,735      567,267     668,251     27,806      (104,441)     (124,214)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
   Net change in unrealized appreciation
      or depreciation of investments       (2,131,616)    (455,226)  (1,622,320)   (589,659)   (69,468)     (166,315)       20,114
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net gains (losses) on investments      (964,934)     184,509   (1,055,053)     78,592    (41,662)     (270,756)     (104,100)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net increase (decrease) in net
         assets resulting from
         operations                       $(1,175,734)     174,054   (1,178,789)    (59,589)   (49,737)     (291,211)     (114,987)
                                          ===========   ==========   ==========  ==========    =======      ========      ========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                            INVESCO       INVESCO      IVY FUNDS                                         IVY FUNDS
                                           VAN KAMPEN   VAN KAMPEN        VIP      IVY FUNDS    IVY FUNDS   IVY FUNDS      VIP
                                          V.I. MID CAP  V.I. EQUITY      ASSET        VIP          VIP         VIP       DIVIDEND
                                             VALUE      AND INCOME     STRATEGY     BALANCED      BOND     CORE EQUITY    INCOME
                                          ------------  -----------  -----------  -----------  ----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                $  1,974         27,900    1,704,650    2,205,645   2,228,412      104,840     187,011
   Mortality, expense charges and
      administrative charges (note 3)         (4,439)       (19,994)  (2,443,999)  (1,241,998) (1,117,711)    (415,474)   (272,159)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Investment income (loss) - net          (2,465)         7,906     (739,349)     963,647   1,110,701     (310,634)    (85,148)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --             --           --    7,281,085     550,189      938,278          --
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                     74,625      1,745,900   15,921,602   14,891,461   8,971,255    3,519,821   2,232,976
      Cost of investments sold               (56,633)    (1,771,325) (16,552,830) (12,456,534) (8,414,574)  (3,444,730) (2,120,813)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
                                              17,992        (25,425)    (631,228)   2,434,927     556,681       75,091     112,163
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net realized gains (losses) on
         investments                          17,992        (25,425)    (631,228)   9,716,012   1,106,870    1,013,369     112,163
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments         (20,278)       (30,530) (12,807,440)  (8,556,377)  2,544,639     (827,932) (1,109,997)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net gains (losses) on investments       (2,286)       (55,955) (13,438,668)   1,159,635   3,651,509      185,437    (997,834)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                         $ (4,751)       (48,049) (14,178,017)   2,123,282   4,762,210     (125,197) (1,082,982)
                                            ========     ==========  ===========  ===========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                      IVY FUNDS
                                                         VIP                    IVY FUNDS    IVY FUNDS      IVY FUNDS    IVY FUNDS
                                         IVY FUNDS     GLOBAL      IVY FUNDS       VIP          VIP            VIP          VIP
                                            VIP        NATURAL        VIP         HIGH     INTERNATIONAL  INTERNATIONAL  MICRO-CAP
                                          ENERGY      RESOURCES     GROWTH       INCOME       GROWTH         VALUE        GROWTH
                                        -----------  -----------  -----------  ----------  -------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $        --           --    6,703,353   2,872,414      134,293       2,700,865           --
   Mortality, expense charges and
      administrative charges (note 3)      (128,819)    (678,862)  (2,207,443)   (582,386)    (497,865)     (2,327,619)    (268,940)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Investment income (loss) - net       (128,819)    (678,862)   4,495,910   2,290,028     (363,572)        373,246     (268,940)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --           --           --          --           --              --           --
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 1,749,312    5,846,920   20,818,324   6,499,553    2,262,869      19,712,727    4,101,228
      Cost of investments sold           (1,767,892)  (7,736,899) (18,393,800) (6,433,359)  (2,142,280)    (21,667,111)  (3,110,762)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
                                            (18,580)  (1,889,979)   2,424,524      66,194      120,589      (1,954,384)     990,466
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net realized gains (losses) on
         investments                        (18,580)  (1,889,979)   2,424,524      66,194      120,589      (1,954,384)     990,466
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (670,237)  (7,701,822)  (5,429,712)   (890,168)  (2,804,168)    (25,138,167)  (2,277,260)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net gains (losses) on
         investments                       (688,817)  (9,591,801)  (3,005,188)   (823,974)  (2,683,579)    (27,092,551)  (1,286,794)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $  (817,636) (10,270,663)   1,490,722   1,466,054   (3,047,151)    (26,719,305)  (1,555,734)
                                        ===========  ===========  ===========  ==========   ==========     ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                                                                                        IVY FUNDS     IVY FUNDS
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS     IVY FUNDS    IVY FUNDS     VIP          VIP
                                            VIP          VIP          VIP         VIP         VIP       PATHFINDER   PATHFINDER
                                          MID CAP       MONEY     PATHFINDER   PATHFINDER   PATHFINDER  MODERATELY   MODERATELY
                                          GROWTH       MARKET     AGGRESSIVE  CONSERVATIVE   MODERATE   AGGRESSIVE  CONSERVATIVE
                                        -----------  ----------  -----------  ------------  ----------  ----------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $     1,016       2,444       90,124       364,128   1,456,621   1,207,986      502,235
   Mortality, expense charges and
      administrative charges (note 3)      (275,303)   (166,860)    (115,166)     (363,539) (1,812,067) (1,941,315)    (598,748)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Investment income (loss) - net       (274,287)   (164,416)     (25,042)          589    (355,446)   (733,329)     (96,513)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                609,787          --      179,537       590,211   2,068,298   2,163,847      759,983
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,116,491   5,605,391    1,755,681     2,591,246   5,104,441   3,701,413    4,223,369
      Cost of investments sold           (1,442,337) (5,605,391)  (1,325,595)   (2,090,117) (4,684,559) (3,633,252)  (3,363,178)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
                                            674,154          --      430,086       501,129     419,882      68,161      860,191
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net realized gains (losses) on
         investments                      1,283,941          --      609,623     1,091,340   2,488,180   2,232,008    1,620,174
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                        (1,355,137)         --     (957,472)   (1,243,812) (5,967,598) (8,308,229)  (2,172,635)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net gains (losses) on
         investments                        (71,196)         --     (347,849)     (152,472) (3,479,418) (6,076,221)    (552,461)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $  (345,483)   (164,416)    (372,891)     (151,883) (3,834,864) (6,809,550)    (648,974)
                                        ===========  ==========   ==========    ==========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS   IVY FUNDS               IVY FUNDS    IVY FUNDS
                                            VIP         VIP          VIP         VIP       IVY FUNDS     VIP          VIP
                                        REAL ESTATE   SCIENCE &   SMALL CAP   SMALL CAP       VIP      GLOBAL    LIMITED-TERM
                                         SECURITIES  TECHNOLOGY    GROWTH       VALUE        VALUE      BOND*        BOND*
                                        -----------  ----------  ----------  -----------  ----------  ---------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    97,724          --          --      290,176     521,015     39,127      51,003
   Mortality, expense charges and
      administrative charges (note 3)      (200,651)   (636,162)   (801,614)    (834,549)   (939,413)   (13,456)    (17,711)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Investment income (loss) - net       (102,927)   (636,162)   (801,614)    (544,373)   (418,398)    25,671      33,292
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --   1,444,651     512,979           --          --         --          --
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 1,502,805   4,770,793   9,514,187    9,623,966   9,976,093    439,918     612,008
      Cost of investments sold           (1,710,164) (4,707,354) (9,411,261)  (9,063,310) (9,821,805)  (451,012)   (606,560)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
                                           (207,359)     63,439     102,926      560,656     154,288    (11,094)      5,448
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net realized gains (losses) on
         investments                       (207,359)  1,508,090     615,905      560,656     154,288    (11,094)      5,448
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
   Net change in unrealized
      appreciation or depreciation of
      investments                           739,323  (3,842,531) (6,604,751)  (8,791,362) (5,584,177)   (31,625)    (26,475)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net gains (losses) on
         investments                        531,964  (2,334,441) (5,988,846)  (8,230,706) (5,429,889)   (42,719)    (21,027)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   429,037  (2,970,603) (6,790,460)  (8,775,079) (5,848,287)   (17,048)     12,265
                                        ===========  ==========  ==========   ==========  ==========   ========    ========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           JANUS       JANUS        JANUS     JANUS ASPEN       MFS        MFS        MFS
                                           ASPEN       ASPEN        ASPEN       MID CAP      INVESTORS   MID CAP      NEW
                                          BALANCED     FORTY       OVERSEAS     VALUE      GROWTH STOCK   GROWTH    DISCOVERY
                                        -----------  ----------  -----------  -----------  ------------  --------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   299,769      72,579      305,806      48,684       70,433          --          --
   Mortality, expense charges and
      administrative charges (note 3)      (188,723)   (388,132)  (1,095,289)   (115,040)    (380,151)    (10,979)   (132,409)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Investment income (loss) - net        111,046    (315,553)    (789,483)    (66,356)    (309,718)    (10,979)   (132,409)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                686,404          --      804,364          --           --          --   1,096,846
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,421,370   5,948,113   12,856,610     515,272    1,667,760     183,060   2,247,940
      Cost of investments sold           (2,513,099) (4,959,496) (10,916,133)   (456,608)  (1,676,120)   (212,776) (1,918,490)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
                                            (91,729)    988,617    1,940,477      58,664       (8,360)    (29,716)    329,450
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net realized gains (losses) on
         investments                        594,675     988,617    2,744,841      58,664       (8,360)    (29,716)  1,426,296
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                          (718,547) (3,050,200) (32,772,726)   (363,738)      24,575     (10,027) (2,283,537)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net gains (losses) on
         investments                       (123,872) (2,061,583) (30,027,885)   (305,074)      16,215     (39,743)   (857,241)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   (12,826) (2,377,136) (30,817,368)   (371,430)    (293,503)    (50,722)   (989,650)
                                        ===========  ==========  ===========    ========   ==========    ========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                       NEUBERGER                                                            PIMCO
                                                          AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER      FUNDS
                                             MFS       SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                            VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH        DURATION
                                         -----------  ----------  ------------  -----------  -----------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        $   776,216      1,275         3,008     1,818,449       1,895         35,506      240,509
   Mortality, expense charges and
      administrative charges (note 3)       (884,805)    (7,771)      (36,812)     (285,274)     (8,381)       (70,685)    (230,184)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Investment income (loss) - net        (108,589)    (6,496)      (33,804)    1,533,175      (6,486)       (35,179)      10,325
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                 246,636         --            --            --          --             --           --
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  5,083,504     83,815       957,430     4,166,540     117,229      1,596,032    1,256,686
      Cost of investments sold            (5,823,979)   (56,682)   (1,016,016)  (11,166,768)    (70,905)    (1,383,671)  (1,236,725)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
                                            (740,475)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net realized gains (losses) on
         investments                        (493,839)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                           (452,083)   (39,616)       37,634     4,765,929     (62,020)      (569,425)    (176,037)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net gains (losses) on investments     (945,922)   (12,483)      (20,952)   (2,234,299)    (15,696)      (357,064)    (156,076)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                      $(1,054,511)   (18,979)      (54,756)     (701,124)    (22,182)      (392,243)    (145,751)
                                         ===========    =======    ==========   ===========     =======     ==========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                                                     MORGAN STANLEY
                                        PIMCO FUNDS   PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT              UIF EMERGING
                                         VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT     MARKETS
                                           RETURN      INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER       EQUITY
                                        -----------  ----------  -------------  -------------  ---------  ---------  --------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   732,819     14,958        196,898        1,204        39,867         --        21,846
   Mortality, expense charges and
      administrative charges (note 3)      (426,507)   (15,776)       (84,160)      (7,008)      (33,554)   (46,699)      (87,661)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Investment income (loss) - net        306,312       (818)       112,738       (5,804)        6,313    (46,699)      (65,815)
                                        -----------   --------     ----------     --------      --------   --------    ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                535,901         --             --           --            --         --            --
                                        -----------   --------     ----------     --------      --------   --------    ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,933,997    290,275      1,442,000      101,240       382,475    773,404       684,116
      Cost of investments sold           (2,930,412)  (343,720)    (2,012,067)    (102,403)     (722,525)  (656,060)     (550,290)
                                        -----------   --------     ----------     --------      --------   --------    ----------
                                              3,585    (53,445)      (570,067)      (1,163)     (340,050)   117,344       133,826
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net realized gains (losses) on
         investments                        539,486    (53,445)      (570,067)      (1,163)     (340,050)   117,344       133,826
                                        -----------   --------     ----------     --------      --------   --------    ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                          (379,100)    (1,358)      (562,873)     (29,376)      333,913   (841,167)   (1,330,119)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net gains (losses) on
         investments                        160,386    (54,803)    (1,132,940)     (30,539)       (6,137)  (723,823)   (1,196,293)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   466,698    (55,621)    (1,020,202)     (36,343)          176   (770,522)   (1,262,108)
                                        ===========   ========     ==========     ========      ========   ========    ==========

See accompanying notes to financial statements.

                                          SEGREGATED
                                         SUB-ACCOUNTS
                                        -------------
                                            TOTAL
                                        -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $  35,153,815
   Mortality, expense charges and
      administrative charges (note 3)     (41,167,868)
                                        -------------
      Investment income (loss) - net       (6,014,053)
                                        -------------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund               23,808,201
                                        -------------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 428,644,362
      Cost of investments sold           (413,962,279)
                                        -------------
                                           14,682,083
                                        -------------
      Net realized gains (losses) on
         investments                       38,490,284
                                        -------------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (157,290,093)
                                        -------------
      Net gains (losses) on
         investments                     (118,799,809)
                                        -------------
      Net increase (decrease) in net
         assets resulting from
         operations                     $(124,813,862)
                                        =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                                          ADVANTUS
                                                                      ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS      REAL
                                           ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400    ESTATE
                                             BOND         MONEY         500       SECURITIES       BOND        MID-CAP   SECURITIES
                                            CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                         ------------  -----------  -----------  -----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net        $ (2,655,805)    (715,825)  (1,338,275)    (872,112)  (1,064,191)     (867,414)   (751,179)
   Net realized gains (losses) on
      investments                           7,146,298           --    5,089,304    2,179,347    2,902,568     2,904,893   2,156,526
   Net change in unrealized
      appreciation or depreciation of
      investments                           7,855,542       (1,287)  (2,874,618)   2,065,686   (3,103,815)   (4,126,453)    872,787
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net increase (decrease) in net assets
   resulting from operations               12,346,035     (717,112)     876,411    3,372,921   (1,265,438)   (2,088,974)  2,278,134
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              10,444,587   31,894,827    4,404,737    2,474,315    8,336,893     6,258,284   3,461,149
   Contract withdrawals and charges       (30,778,597) (30,837,598) (14,201,157) (11,298,734)  (6,705,265)   (9,430,667) (8,718,559)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           (2,576)      20,420      192,434       (5,229)       5,621         2,186       4,713
   Annuity benefit payments                  (220,058)     (66,866)  (4,420,423)    (158,372)     (42,267)      (48,305)   (101,114)
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  (20,556,644)   1,010,783  (14,024,409)  (8,988,020)   1,594,982    (3,218,502) (5,353,811)
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets          (8,210,609)     293,671  (13,147,998)  (5,615,099)     329,544    (5,307,476) (3,075,677)
Net assets at the beginning of year       193,861,892   52,945,041  134,709,384   66,859,188   77,196,207    68,004,218  55,834,052
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net assets at the end of year            $185,651,283   53,238,712  121,561,386   61,244,089   77,525,751    62,696,742  52,758,375
                                         ============  ===========  ===========  ===========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                   AMERICAN   AMERICAN
                                                                                      ALLIANCE     CENTURY     CENTURY
                                         INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      INCOME        VP      AMERICAN
                                            CAPITAL        CORE       SMALL CAP    INTERNATIONAL      AND     INFLATION   CENTURY
                                         APPRECIATION     EQUITY        EQUITY         VALUE        GROWTH   PROTECTION     ULTRA
                                         ------------  ------------  ------------  -------------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net        $   (70,680)       (6,949)     (145,935)      18,415        (3,661)    751,370    (510,384)
   Net realized gains (losses) on
      investments                           (101,801)       49,265       134,373      (60,379)     (138,389)    653,432     (30,807)
   Net change in unrealized
      appreciation or depreciation of
      investments                           (289,774)      (46,774)     (153,971)    (139,502)      186,813   1,391,676     544,291
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (462,255)       (4,458)     (165,533)    (181,466)       44,763   2,796,478       3,100
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments                198,008       305,225     2,229,133      279,148       307,872  12,835,598     429,467
   Contract withdrawals and charges         (787,189)     (525,589)     (973,634)    (118,564)     (478,609) (2,579,369) (7,483,513)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              16            --            13           --            10          55         550
   Annuity benefit payments                   (2,994)           --          (875)          --          (264)     (3,769)    (66,729)
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                    (592,160)     (220,364)    1,254,637      160,584      (170,991) 10,252,515  (7,120,224)
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Increase (decrease) in net assets         (1,054,415)     (224,822)    1,089,104      (20,882)     (126,228) 13,048,993  (7,117,124)
Net assets at the beginning of year        5,488,930     1,240,874     9,371,107      727,660     2,564,876  22,710,216  38,088,591
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Net assets at the end of year            $ 4,434,515     1,016,052    10,460,211      706,778     2,438,648  35,759,209  30,971,467
                                         ===========     =========    ==========     ========     =========  ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------
                                                      AMERICAN  AMERICAN   AMERICAN
                                                      FUNDS IS  FUNDS IS   FUNDS IS   AMERICAN    AMERICAN       AMERICAN
                                           AMERICAN    GLOBAL    GLOBAL     GLOBAL    FUNDS IS    FUNDS IS       FUNDS IS
                                           CENTURY      BOND     GROWTH   SMALL CAP   GROWTH    GROWTH-INCOME  INTERNATIONAL
                                            VALUE     CLASS 2*  CLASS 2*   CLASS 2*   CLASS 2*     CLASS 2*       CLASS 2*
                                         -----------  --------  --------  ---------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net        $   181,053    14,784     2,901      (725)     (1,392)      5,751          9,955
   Net realized gains (losses) on
      investments                           (844,474)    2,031    (1,459)   (1,062)     (5,643)     (2,504)        (7,976)
   Net change in unrealized
      appreciation or depreciation of
      investments                            521,554   (23,764)  (14,047)  (18,640)    (30,307)    (10,781)       (85,355)
                                         -----------   -------   -------   -------   ---------     -------        -------
Net increase (decrease) in net assets
   resulting from operations                (141,867)   (6,949)  (12,605)  (20,427)    (37,342)     (7,534)       (83,376)
                                         -----------   -------   -------   -------   ---------     -------        -------
Contract transactions (notes 3 and 6):
   Contract purchase payments              3,976,564   858,783   441,526   248,211   1,157,474     852,119        968,824
   Contract withdrawals and charges       (2,496,372)  (49,746)  (11,672)   (9,145)    (56,568)    (34,056)       (44,848)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             302        --        --        --          --          --             --
   Annuity benefit payments                  (11,432)       --        --        --          --          --             --
                                         -----------   -------   -------   -------   ---------     -------        -------
Increase (decrease) in net assets from
   contract transactions                   1,469,062   809,037   429,854   239,066   1,100,906     818,063        923,976
                                         -----------   -------   -------   -------   ---------     -------        -------
Increase (decrease) in net assets          1,327,195   802,088   417,249   218,639   1,063,564     810,529        840,600
Net assets at the beginning of year       37,286,285        --        --        --          --          --             --
                                         -----------   -------   -------   -------   ---------     -------        -------
Net assets at the end of year            $38,613,480   802,088   417,249   218,639   1,063,564     810,529        840,600
                                         ===========   =======   =======   =======   =========     =======        =======

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                  CREDIT SUISSE
                                          AMERICAN    AMERICAN        TRUST
                                          FUNDS IS    FUNDS IS    INTERNATIONAL   FIDELITY    FIDELITY      FIDELITY      FIDELITY
                                         NEW WORLD    U.S. GOVT       EQUITY        HIGH         VIP          VIP           VIP
                                          CLASS 2*  SEC CLASS 2*     FLEX III      INCOME    CONTRAFUND  EQUITY-INCOME     MID-CAP
                                         ---------  ------------  -------------  ----------  ----------  -------------  ------------
Operations:
   Investment income (loss) - net         $  4,548       22,709        25,723       951,501    (294,676)      (21,802)     (572,957)
   Net realized gains (losses) on
      investments                           (1,433)      13,363      (256,702)      782,841  (2,616,781)   (4,034,705)     (354,765)
   Net change in unrealized
      appreciation or depreciation of
      investments                          (45,142)     (10,442)       49,737    (1,441,699)  1,056,068     3,686,539    (4,309,471)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations               (42,027)      25,630      (181,242)      292,643  (1,855,389)     (369,968)   (5,237,193)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              575,572    3,016,692       715,413     6,305,384   2,940,659     1,127,077     2,587,515
   Contract withdrawals and charges        (13,280)    (864,379)   (1,740,627)   (2,919,912) (7,465,091)  (17,338,268)   (8,775,903)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --           --             0            12       2,726         3,705         3,545
   Annuity benefit payments                     --           --           (27)       (3,218)    (33,047)     (114,908)      (68,318)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions                   562,292    2,152,313    (1,025,241)    3,382,266  (4,554,753)  (16,322,394)   (6,253,161)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Increase (decrease) in net assets          520,265    2,177,943    (1,206,483)    3,674,909  (6,410,142)  (16,692,362)  (11,490,354)
Net assets at the beginning of year             --           --     1,206,483    13,923,147  49,917,591    97,695,774    46,844,861
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Net assets at the end of year             $520,265    2,177,943            --    17,598,056  43,507,449    81,003,412    35,354,507
                                          ========    =========    ==========    ==========  ==========    ==========    ==========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------
                                                                  FRANKLIN                   TEMPLETON   GOLDMAN
                                          FRANKLIN    FRANKLIN    LARGE CAP     FRANKLIN    DEVELOPING   SACHS VIT   IBBOTSON
                                          SMALL CAP     SMALL      GROWTH    MUTUAL SHARES    MARKETS   GOVERNMENT  AGGRESSIVE
                                            VALUE      MID CAP   SECURITIES    SECURITIES   SECURITIES    INCOME      GROWTH
                                         ----------  ----------  ----------  -------------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net        $  (64,165)   (137,006)   (23,878)       94,263      (118,507)    (36,261)   (17,073)
   Net realized gains (losses) on
      investments                            25,759     197,058    (22,417)     (653,569)   (1,456,495)    388,036    261,608
   Net change in unrealized
      appreciation or depreciation of
      investments                          (351,085)   (635,127)   (50,979)      326,413    (4,261,228)      7,726   (470,346)
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Net increase (decrease) in net assets
   resulting from operations               (389,491)   (575,075)   (97,274)     (232,893)   (5,836,230)    359,501   (225,811)
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,908,153   1,756,622    403,602     1,177,853     4,275,249   6,031,719  1,510,575
   Contract withdrawals and charges        (798,607) (3,381,594)  (594,216)   (2,191,919)   (6,155,835)   (465,568)  (612,562)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            715          22          3            34        16,390          (1)        --
   Annuity benefit payments                 (11,390)     (3,483)      (165)       (1,919)      (54,635)       (739)        --
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Increase (decrease) in net assets from
   contract transactions                  1,098,871  (1,628,433)  (190,777)   (1,015,951)   (1,918,831)  5,565,412    898,013
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Increase (decrease) in net assets           709,380  (2,203,508)  (288,051)   (1,248,844)   (7,755,061)  5,924,913    672,202
Net assets at the beginning of year       7,962,998  11,377,504  2,966,664    10,761,338    36,261,321   4,343,551  2,591,343
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Net assets at the end of year            $8,672,378   9,173,996  2,678,613     9,512,494    28,506,260  10,268,464  3,263,545
                                         ==========  ==========  =========    ==========    ==========  ==========  =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                                               INVESCO                     INVESCO
                                                                                 IBBOTSON    VAN KAMPEN      INVESCO     VAN KAMPEN
                                           IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL   VAN KAMPEN    V.I. GROWTH
                                           BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK  AND INCOME
                                         -----------  ------------  ----------  ----------  ------------  -------------  -----------
Operations:
   Investment income (loss) - net        $  (210,800)     (10,455)    (123,736)   (138,181)     (8,075)       (20,455)      (10,887)
   Net realized gains (losses) on
      investments                          1,166,682      639,735      567,267     668,251      27,806       (104,441)     (124,214)
   Net change in unrealized
      appreciation or depreciation of
      investments                         (2,131,616)    (455,226)  (1,622,320)   (589,659)    (69,468)      (166,315)       20,114
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Net increase (decrease) in net assets
   resulting from operations              (1,175,734)     174,054   (1,178,789)    (59,589)    (49,737)      (291,211)     (114,987)
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments              7,609,660    6,067,994    1,947,850   8,324,791     594,145      4,066,521       398,188
   Contract withdrawals and charges       (5,500,412)  (1,613,728)  (5,334,906) (2,321,830)   (121,155)      (601,973)     (797,231)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             426           --           --          --          --             62            --
   Annuity benefit payments                  (21,149)          --           --          --          --         (4,070)           --
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Increase (decrease) in net assets from
   contract transactions                   2,088,525    4,454,266   (3,387,056)  6,002,961     472,990      3,460,540      (399,043)
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Increase (decrease) in net assets            912,791    4,628,320   (4,565,845)  5,943,372     423,253      3,169,329      (514,030)
Net assets at the beginning of year       48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933     3,510,924
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Net assets at the end of year            $49,032,198   15,306,469   23,713,461  29,562,764     829,486     10,932,262     2,996,894
                                         ===========   ==========   ==========  ==========    ========     ==========     =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                          INVESCO        INVESCO      IVY FUNDS                                          IVY FUNDS
                                         VAN KAMPEN    VAN KAMPEN        VIP       IVY FUNDS    IVY FUNDS   IVY FUNDS      VIP
                                        V.I. MID CAP   V.I. EQUITY      ASSET         VIP          VIP         VIP       DIVIDEND
                                           VALUE       AND INCOME     STRATEGY      BALANCED      BOND     CORE EQUITY    INCOME
                                        ------------  ------------  ------------  -----------  ----------  -----------  ----------
Operations:
   Investment income (loss) - net         $ (2,465)         7,906       (739,349)     963,647   1,110,701     (310,634)    (85,148)
   Net realized gains (losses) on
      investments                           17,992        (25,425)      (631,228)   9,716,012   1,106,870    1,013,369     112,163
   Net change in unrealized
      appreciation or depreciation of
         investments                       (20,278)       (30,530)   (12,807,440)  (8,556,377)  2,544,639     (827,932) (1,109,997)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (4,751)       (48,049)   (14,178,017)   2,123,282   4,762,210     (125,197) (1,082,982)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              209,316        318,884     20,929,823    6,577,991  15,531,176    9,311,751   2,573,064
   Contract withdrawals and charges        (71,027)      (220,501)   (14,776,194) (13,517,914) (8,500,914)  (3,339,116) (2,104,568)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --             --          3,839       52,566         344        4,925         277
   Annuity benefit payments                     --             --       (127,554)    (418,303)    (23,020)     (35,867)     (5,926)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions                   138,289         98,383      6,029,914   (7,305,661)  7,007,586    5,941,694     462,848
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Increase (decrease) in net assets          133,538         50,334     (8,148,103)  (5,182,379) 11,769,796    5,816,497    (620,134)
Net assets at the beginning of year        202,556      1,250,111    161,372,601  101,928,190  73,637,615   25,242,825  18,614,045
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Net assets at the end of year             $336,094      1,300,445    153,224,498   96,745,811  85,407,411   31,059,322  17,993,911
                                          ========      =========    ===========  ===========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                       IVY FUNDS
                                                          VIP                   IVY FUNDS   IVY FUNDS      IVY FUNDS     IVY FUNDS
                                         IVY FUNDS      GLOBAL     IVY FUNDS       VIP         VIP            VIP           VIP
                                            VIP         NATURAL      VIP          HIGH     INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                          ENERGY       RESOURCES    GROWTH       INCOME       GROWTH         VALUE        GROWTH
                                        -----------  -----------  -----------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net       $  (128,819)    (678,862)   4,495,910   2,290,028      (363,572)        373,246    (268,940)
   Net realized gains (losses) on
      investments                           (18,580)  (1,889,979)   2,424,524      66,194       120,589      (1,954,384)    990,466
   Net change in unrealized
      appreciation or depreciation of
      investments                          (670,237)  (7,701,822)  (5,429,712)   (890,168)   (2,804,168)    (25,138,167) (2,277,260)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Net increase (decrease) in net assets
   resulting from operations               (817,636) (10,270,663)   1,490,722   1,466,054    (3,047,151)    (26,719,305) (1,555,734)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,360,055    6,269,451    6,170,811   2,467,263     8,549,943      12,292,072   3,322,827
   Contract withdrawals and charges      (1,682,422)  (5,546,293) (19,102,890) (6,068,841)   (2,072,413)    (18,197,623) (3,947,101)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            344          202       36,686        (243)        1,644          35,969       1,155
   Annuity benefit payments                  (1,460)      (6,764)    (197,736)    (16,108)      (14,588)       (201,851)     (7,780)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Increase (decrease) in net assets from
   contract transactions                   (323,483)     716,596  (13,093,129) (3,617,929)    6,464,586      (6,071,433)   (630,899)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Increase (decrease) in net assets        (1,141,119)  (9,554,067) (11,602,407) (2,151,875)    3,417,435     (32,790,738) (2,186,633)
Net assets at the beginning of year       8,245,039   46,195,229  169,966,718  40,569,864    30,611,721     187,763,575  20,514,465
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Net assets at the end of year           $ 7,103,920   36,641,162  158,364,311  38,417,989    34,029,156     154,972,837  18,327,832
                                        ===========  ===========  ===========  ==========    ==========     ===========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                                                                          IVY FUNDS     IVY FUNDS
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS     IVY FUNDS    IVY FUNDS       VIP         VIP
                                            VIP          VIP        VIP            VIP          VIP       PATHFINDER   PATHFINDER
                                          MID CAP       MONEY     PATHFINDER   PATHFINDER    PATHFINDER   MODERATELY   MODERATELY
                                          GROWTH       MARKET     AGGRESSIVE  CONSERVATIVE    MODERATE    AGGRESSIVE  CONSERVATIVE
                                        -----------  ----------  -----------  ------------  -----------  -----------  ------------
Operations:
   Investment income (loss) - net       $  (274,287)   (164,416)     (25,042)         589      (355,446)    (733,329)     (96,513)
   Net realized gains (losses) on
      investments                         1,283,941          --      609,623    1,091,340     2,488,180    2,232,008    1,620,174
   Net change in unrealized
      appreciation or depreciation of
      investments                        (1,355,137)         --     (957,472)  (1,243,812)   (5,967,598)  (8,308,229)  (2,172,635)
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Net increase (decrease) in net assets
   resulting from operations               (345,483)   (164,416)    (372,891)    (151,883)   (3,834,864)  (6,809,550)    (648,974)
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             4,990,993   7,287,264    1,590,438    5,926,821    19,709,990   28,171,356   10,866,399
   Contract withdrawals and charges      (2,016,447) (5,504,174)  (1,684,875)  (2,332,738)   (4,331,881)  (3,067,805)  (3,896,093)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            112          17           --           (0)           --           --           --
   Annuity benefit payments                  (3,157)       (623)          --       (5,232)           --           --           --
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Increase (decrease) in net assets from
   contract transactions                  2,971,501   1,782,484      (94,437)   3,588,850    15,378,109   25,103,551    6,970,306
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Increase (decrease) in net assets         2,626,018   1,618,068     (467,328)   3,436,967    11,543,245   18,294,001    6,321,332
Net assets at the beginning of year      16,985,625  10,497,804    8,511,526   26,885,261   131,104,397  136,560,113   43,409,545
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Net assets at the end of year           $19,611,643  12,115,872    8,044,198   30,322,228   142,647,642  154,854,114   49,730,877
                                        ===========  ==========   ==========   ==========   ===========  ===========   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                          IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS                IVY FUNDS    IVY FUNDS
                                             VIP           VIP         VIP         VIP       IVY FUNDS      VIP          VIP
                                         REAL ESTATE   SCIENCE &    SMALL CAP   SMALL CAP       VIP        GLOBAL    LIMITED-TERM
                                          SECURITIES   TECHNOLOGY    GROWTH       VALUE        VALUE       BOND*        BOND*
                                         -----------  -----------  ----------  -----------  -----------  ---------  -------------
Operations:
   Investment income (loss) - net        $  (102,927)   (636,162)    (801,614)    (544,373)   (418,398)     25,671       33,292
   Net realized gains (losses) on
      investments                           (207,359)  1,508,090      615,905      560,656     154,288     (11,094)       5,448
   Net change in unrealized
      appreciation or depreciation of
      investments                            739,323  (3,842,531)  (6,604,751)  (8,791,362) (5,584,177)    (31,625)     (26,475)
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Net increase (decrease) in net assets
   resulting from operations                 429,037  (2,970,603)  (6,790,460)  (8,775,079) (5,848,287)    (17,048)      12,265
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments                710,534   5,258,166    6,311,597    5,445,021   6,523,697   2,606,397    5,226,843
   Contract withdrawals and charges       (1,363,851) (4,441,146)  (8,929,217)  (9,059,599) (9,277,289)   (434,825)    (607,680)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             355         891       23,016       14,406      18,837          --           --
   Annuity benefit payments                   (3,566)    (27,271)     (98,074)     (64,497)    (82,279)         --           --
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Increase (decrease) in net assets from
   contract transactions                    (656,527)    790,640   (2,692,678)  (3,664,669) (2,817,034)  2,171,572    4,619,163
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Increase (decrease) in net assets           (227,490) (2,179,963)  (9,483,138) (12,439,748) (8,665,321)  2,154,524    4,631,428
Net assets at the beginning of year       12,720,196  39,710,933   63,551,777   67,867,012  75,268,894          --           --
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Net assets at the end of year            $12,492,706  37,530,970   54,068,639   55,427,264  66,603,573   2,154,524    4,631,428
                                         ===========  ==========   ==========  ===========  ==========   =========    =========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------
                                            JANUS        JANUS       JANUS     JANUS ASPEN      MFS          MFS       MFS
                                            ASPEN        ASPEN       ASPEN       MID CAP     INVESTORS     MID CAP     NEW
                                           BALANCED      FORTY      OVERSEAS      VALUE     GROWTH STOCK   GROWTH    DISCOVERY
                                         -----------  ----------  -----------  -----------  ------------  --------  ----------
Operations:
   Investment income (loss) - net        $   111,046    (315,553)    (789,483)    (66,356)     (309,718)   (10,979)   (132,409)
   Net realized gains (losses) on
      investments                            594,675     988,617    2,744,841      58,664        (8,360)   (29,716)  1,426,296
   Net change in unrealized
      appreciation or depreciation of
      investments                           (718,547) (3,050,200) (32,772,726)   (363,738)       24,575    (10,027) (2,283,537)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Net increase (decrease) in net assets
   resulting from operations                 (12,826) (2,377,136) (30,817,368)   (371,430)     (293,503)   (50,722)   (989,650)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              2,401,976   1,730,644    9,128,824   2,138,250     3,229,947    132,907   1,322,016
   Contract withdrawals and charges       (2,324,985) (5,651,720) (12,231,620)   (485,366)   (1,513,208)  (174,390) (2,142,431)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              (2)      2,079        3,984          11            32         --          69
   Annuity benefit payments                     (875)    (28,794)     (52,266)       (734)       (3,902)        --     (24,964)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Increase (decrease) in net assets from
   contract transactions                      76,114  (3,947,791)  (3,151,078)  1,652,161     1,712,868    (41,483)   (845,310)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Increase (decrease) in net assets             63,288  (6,324,927) (33,968,446)  1,280,731     1,419,365    (92,205) (1,834,960)
Net assets at the beginning of year       13,518,058  32,099,720   96,607,035   6,978,182    25,236,497    780,036   9,502,931
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Net assets at the end of year            $13,581,346  25,774,793   62,638,589   8,258,913    26,655,862    687,831   7,667,971
                                         ===========  ==========  ===========   =========    ==========   ========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                       NEUBERGER
                                                          AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS
                                             MFS       SOCIALLY     CAPITAL     OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                            VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION
                                         -----------  ----------  ------------  -----------  -----------  -------------  -----------
Operations:
   Investment income (loss) - net        $  (108,589)    (6,496)      (33,804)    1,533,175      (6,486)       (35,179)      10,325
   Net realized gains (losses) on
      investments                           (493,839)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
   Net change in unrealized
      appreciation or depreciation of
      investments                           (452,083)   (39,616)       37,634     4,765,929     (62,020)      (569,425)    (176,037)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Net increase (decrease) in net assets
   resulting from operations              (1,054,511)   (18,979)      (54,756)     (701,124)    (22,182)      (392,243)    (145,751)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              4,916,852    126,530       359,578     2,161,121     192,494      1,071,226   14,456,830
   Contract withdrawals and charges       (4,637,707)   (76,790)     (929,886)   (3,917,333)   (110,021)    (1,547,776)  (1,221,538)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             203         --            --            94          --             39           (7)
   Annuity benefit payments                  (16,363)        --            --       (14,858)         --         (1,677)      (3,565)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     262,984     49,740      (570,308)   (1,770,976)     82,473       (478,188)  13,231,720
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Increase (decrease) in net assets           (791,527)    30,761      (625,064)   (2,472,100)     60,291       (870,431)  13,085,969
Net assets at the beginning of year       60,992,462    470,876     2,925,090    20,876,097     503,518      5,214,856    9,089,634
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Net assets at the end of year            $60,200,935    501,637     2,300,026    18,403,997     563,809      4,344,425   22,175,603
                                         ===========    =======     =========    ==========    ========     ==========   ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                                                                      MORGAN STANLEY
                                         PIMCO FUNDS   PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT              UIF EMERGING
                                          VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT      MARKETS
                                           RETURN       INCOME        EQUITY     OPPORTUNITIES    INCOME    VOYAGER       EQUITY
                                         -----------  ----------  -------------  -------------  ---------  ---------  --------------
Operations:
   Investment income (loss) - net        $   306,312        (818)      112,738       (5,804)        6,313    (46,699)      (65,815)
   Net realized gains (losses) on
      investments                            539,486     (53,445)     (570,067)      (1,163)     (340,050)   117,344       133,826
   Net change in unrealized
      appreciation or depreciation of
      investments                           (379,100)     (1,358)     (562,873)     (29,376)      333,913   (841,167)   (1,330,119)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Net increase (decrease) in net assets
   resulting from operations                 466,698     (55,621)   (1,020,202)     (36,343)          176   (770,522)   (1,262,108)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             23,612,497     122,067       272,368      249,579       489,941  2,759,583     2,399,344
   Contract withdrawals and charges       (2,874,638)   (275,541)   (1,373,226)     (95,623)     (356,035)  (752,766)     (662,475)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              (7)         39            18           --            22         --            60
   Annuity benefit payments                   (3,580)     (2,459)       (4,651)          --        (1,445)        --        (1,093)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Increase (decrease) in net assets from
   contract transactions                  20,734,272    (155,894)   (1,105,492)     153,956       132,483  2,006,817     1,735,836
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Increase (decrease) in net assets         21,200,970    (211,515)   (2,125,694)     117,613       132,659  1,236,295       473,728
Net assets at the beginning of year       18,092,641   1,254,913     6,608,980      393,105     2,125,639  2,401,335     5,700,989
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Net assets at the end of year            $39,293,611   1,043,398     4,483,286      510,718     2,258,298  3,637,630     6,174,717
                                         ===========   =========    ==========      =======     =========  =========    ==========

See accompanying notes to financial statements.

                                           SEGREGATED
                                          SUB-ACCOUNTS
                                         --------------
                                              TOTAL
                                         --------------
Operations:
   Investment income (loss) - net        $   (6,014,053)
   Net realized gains (losses) on
      investments                            38,490,284
   Net change in unrealized
      appreciation or depreciation of
      investments                          (157,290,093)
                                         --------------
Net increase (decrease) in net assets
   resulting from operations               (124,813,862)
                                         --------------
Contract transactions (notes 3 and 6):
   Contract purchase payments               435,488,495
   Contract withdrawals and charges        (396,678,961)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            448,131
   Annuity benefit payments                  (6,963,419)
                                         --------------
Increase (decrease) in net assets from
   contract transactions                     32,294,246
                                         --------------
Increase (decrease) in net assets           (92,519,616)
Net assets at the beginning of year       3,015,677,671
                                         --------------
Net assets at the end of year            $2,923,158,055
                                         ==============

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                                   ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS
                                           ADVANTUS      ADVANTUS     ADVANTUS     MORTGAGE   INTERNATIONAL  INDEX 400   REAL ESTATE
                                             BOND          MONEY     INDEX 500    SECURITIES      BOND        MID-CAP     SECURITIES
                                            CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2      CLASS 2      CLASS 2
                                        -------------  -----------  -----------  -----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net       $ (2,697,907)     (722,520)  (1,348,463)    (939,759)     (953,096)    (802,783)   (711,026)
   Net realized gains (losses) on
      investments                          5,016,546            --    3,515,118    1,792,143     2,124,699    1,919,781   1,235,145
   Net change in unrealized
      appreciation or depreciation of
      investments                         12,588,548       (18,000)  13,897,174    2,807,256     7,039,494   12,502,797  11,877,496
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations              14,907,187      (740,520)  16,063,829    3,659,640     8,211,097   13,619,795  12,401,615
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             16,227,979    27,831,417    4,861,954    3,960,737     9,500,725    4,107,945   3,627,296
   Contract withdrawals and charges      (23,796,371)  (33,704,733) (13,218,476) (10,319,482)   (5,452,486)  (7,146,616) (8,938,076)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                         (10,541)       17,750       98,908      (11,806)        4,941        2,407          75
   Annuity benefit payments                 (255,194)      (71,861)  (4,216,588)    (172,116)      (50,922)     (53,540)    (93,529)
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  (7,834,127)   (5,927,427) (12,474,202)  (6,542,666)    4,002,259   (3,089,803) (5,404,234)
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets          7,073,060    (6,667,947)   3,589,627   (2,883,026)   12,213,356   10,529,992   6,997,381
Net assets at the beginning of year      186,788,832    59,612,988  131,119,757   69,742,214    64,982,851   57,474,226  48,836,671
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Net assets at the end of year           $193,861,892    52,945,041  134,709,384   66,859,188    77,196,207   68,004,218  55,834,052
                                        ============    ==========  ===========  ===========    ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           INVESCO     INVESCO     INVESCO    INVESCO      ALLIANCE     AMERICAN    AMERICAN
                                             V.I.        V.I.        V.I.       V.I.      BERNSTEIN      CENTURY     CENTURY
                                            BASIC      CAPITAL      CORE     SMALL CAP  INTERNATIONAL    INCOME    INFLATION
                                          BALANCED  APPRECIATION   EQUITY      EQUITY        VALUE     AND GROWTH  PROTECTION
                                        ----------  ------------  ---------  ---------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net       $    2,726      (45,021)     (6,472)  (107,791)       7,051        (5,059)     19,639
   Net realized gains (losses) on
      investments                         (192,908)    (172,980)     (7,316)   (15,147)     (71,794)     (171,957)     90,159
   Net change in unrealized
      appreciation or depreciation of
      investments                          262,554      903,596      98,532  2,022,573       82,336       467,820     423,295
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Net increase (decrease) in net assets
   resulting from operations                72,372      685,595      84,744  1,899,635       17,593       290,804     533,093
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments               78,083      278,748     736,878  1,896,826      180,294       132,494  13,643,108
   Contract withdrawals and charges       (197,253)    (775,645)   (116,031)  (554,823)    (100,181)     (504,322) (2,350,073)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --           13          --          8           --             6          35
   Annuity benefit payments                     --       (2,787)         --       (690)          --          (244)     (3,573)
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Increase (decrease) in net assets from
   contract transactions                  (119,170)    (499,670)    620,847  1,341,322       80,113      (372,066) 11,289,498
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Increase (decrease) in net assets          (46,798)     185,925     705,591  3,240,957       97,706       (81,262) 11,822,591
Net assets at the beginning of year      1,296,909    5,303,005     535,283  6,130,150      629,954     2,646,139  10,887,625
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Net assets at the end of year           $1,250,111    5,488,930   1,240,874  9,371,107      727,660     2,564,877  22,710,216
                                        ==========    =========   =========  =========     ========     =========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                  CREDIT SUISSE    FIDELITY
                                          AMERICAN    AMERICAN        TRUST          VIP       FIDELITY     FIDELITY      FIDELITY
                                          CENTURY      CENTURY    INTERNATIONAL      HIGH         VIP          VIP           VIP
                                           ULTRA        VALUE    EQUITY FLEX III    INCOME    CONTRAFUND  EQUITY-INCOME    MID-CAP
                                        -----------  ----------  ---------------  ----------  ----------  -------------  ----------
Operations:
   Investment income (loss) - net       $  (401,318)    224,571        (8,636)       846,978    (176,855)      145,628     (463,940)
   Net realized gains (losses) on
      investments                        (1,060,926)   (797,546)      (95,970)      (144,202) (3,074,220)   (4,912,945)    (886,106)
   Net change in unrealized
      appreciation or depreciation of
      investments                         6,398,281   4,370,561       216,701        666,810   9,936,515    16,651,433   11,712,779
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Net increase (decrease) in net assets
   resulting from operations              4,936,037   3,797,586       112,095      1,369,586   6,685,440    11,884,116   10,362,733
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments               631,050   4,968,426     1,022,181      4,012,811   2,833,500     1,844,972    2,414,790
   Contract withdrawals and charges      (5,808,028) (1,511,878)     (900,288)    (1,871,474) (7,098,896)  (12,890,330)  (7,093,001)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            455         251            (0)            11       2,674         3,092        4,428
   Annuity benefit payments                 (60,018)    (10,651)          (33)        (3,082)    (35,046)     (116,030)     (65,654)
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Increase (decrease) in net assets from
   contract transactions                 (5,236,541)  3,446,148       121,860      2,138,265  (4,297,768)  (11,158,296)  (4,739,437)
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Increase (decrease) in net assets          (300,504)  7,243,734       233,955      3,507,851   2,387,672       725,820    5,623,296
Net assets at the beginning of year      38,389,095  30,042,551       972,528     10,415,296  47,529,919    96,969,954   41,221,565
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Net assets at the end of year           $38,088,591  37,286,285     1,206,483     13,923,147  49,917,591    97,695,774   46,844,861
                                        ===========  ==========     =========     ==========  ==========   ===========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------------------------------
                                                                 FRANKLIN                   TEMPLETON                 GOLDMAN
                                         FRANKLIN    FRANKLIN   LARGE CAP      FRANKLIN    DEVELOPING   TEMPLETON    SACHS VIT
                                         SMALL CAP    SMALL       GROWTH    MUTUAL SHARES    MARKETS   GLOBAL ASSET  GOVERNMENT
                                           VALUE     MID CAP    SECURITIES    SECURITIES   SECURITIES   ALLOCATION    INCOME*
                                        ----------  ----------  ----------  -------------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net       $  (45,906)   (134,108)   (18,770)       15,748        94,887      282,587       4,391
   Net realized gains (losses) on
      investments                          (36,383)    124,171    (57,666)     (356,107)   (1,766,450)  (1,683,842)     30,410
   Net change in unrealized
      appreciation or depreciation of
      investments                        1,679,405   2,437,035    335,263     1,286,289     6,759,916    1,614,865     (63,818)
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net increase (decrease) in net assets
   resulting from operations             1,597,116   2,427,098    258,827       945,930     5,088,353      213,610     (29,017)
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments            1,830,542   1,419,897    292,841     1,089,279     3,042,555       69,095   4,397,102
   Contract withdrawals and charges       (446,070) (2,742,497)  (589,079)   (1,250,095)   (6,821,160)  (7,643,550)    (24,534)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           551          15          3            29         9,799           81          --
   Annuity benefit payments                 (9,875)     (3,224)      (158)       (1,854)      (54,386)        (827)         --
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets from
   contract transactions                 1,375,148  (1,325,810)  (296,393)     (162,642)   (3,823,191)  (7,575,202)  4,372,568
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets        2,972,264   1,101,288    (37,566)      783,288     1,265,162   (7,361,592)  4,343,551
Net assets at the beginning of year      4,990,734  10,276,216  3,004,230     9,978,050    34,996,159    7,361,592          --
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net assets at the end of year           $7,962,998  11,377,504  2,966,664    10,761,338    36,261,321           --   4,343,551
                                        ==========  ==========  =========    ==========    ==========   ==========   =========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------------
                                                                                                        INVESCO
                                         IBBOTSON                                          IBBOTSON   VAN KAMPEN       INVESCO
                                        AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL    VAN KAMPEN
                                          GROWTH     BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK
                                        ----------  ----------  ------------  ----------  ----------  ------------  -------------
Operations:
   Investment income (loss) - net       $  (30,957)   (282,032)     (28,988)    (215,572)   (178,780)    (6,177)        (72,499)
   Net realized gains (losses) on
      investments                           82,407     (68,700)     213,260     (202,552)    (10,454)    94,120        (167,252)
   Net change in unrealized
      appreciation or depreciation
      of investments                       240,030   4,434,367      252,826    3,413,725   1,573,250    (16,817)      1,139,585
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Net increase (decrease) in net assets
   resulting from operations               291,480   4,083,635      437,098    2,995,601   1,384,016     71,126         899,834
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments              891,053  11,734,876    4,478,914    2,308,959   7,848,100    285,063       2,780,435
   Contract withdrawals and charges       (230,699) (1,452,120)  (1,431,821)  (2,048,266)   (862,807)  (273,803)       (610,148)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --       2,448           --           --          --         --              42
   Annuity benefit payments                     --      (3,509)          --           --          --         --          (3,411)
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Increase (decrease) in net assets from
   contract transactions                   660,354  10,281,695    3,047,093      260,693   6,985,293     11,260       2,166,918
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Increase (decrease) in net assets          951,834  14,365,330    3,484,191    3,256,294   8,369,309     82,386       3,066,752
Net assets at the beginning of year      1,639,509  33,754,077    7,193,958   25,023,012  15,250,083    323,847       4,696,181
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Net assets at the end of year           $2,591,343  48,119,407   10,678,149   28,279,306  23,619,392    406,233       7,762,933
                                        ==========  ==========   ==========   ==========  ==========    =======       =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                          INVESCO       INVESCO                                                          IVY FUNDS
                                        VAN KAMPEN    VAN KAMPEN   IVY FUNDS VIP   IVY FUNDS    IVY FUNDS   IVY FUNDS       VIP
                                        V.I. GROWTH  V.I. MID CAP      ASSET          VIP          VIP         VIP       DIVIDEND
                                        AND INCOME       VALUE        STRATEGY      BALANCED      BOND     CORE EQUITY    INCOME
                                        -----------  ------------  -------------  -----------  ----------  -----------  ----------
Operations:
   Investment income (loss) - net       $  (41,396)     (1,014)        (618,984)      707,227     832,930    (103,325)     (65,028)
   Net realized gains (losses) on
      investments                         (212,718)      5,130         (772,366)    2,902,425       6,505      11,353        6,886
   Net change in unrealized
      appreciation or depreciation
      of investments                       597,250      22,949       12,218,728    10,715,593     (30,468)  4,027,579    2,446,738
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations               343,136      27,065       10,827,378    14,325,245     808,967   3,935,607    2,388,596
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              827,243     144,727       29,650,246     4,695,790  37,780,498   5,672,396    3,437,010
   Contract withdrawals and charges       (993,488)    (20,371)     (11,558,492)  (15,021,872) (1,461,984) (2,738,500)    (922,357)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --          --            3,387        51,263      (5,350)      2,412          230
   Annuity benefit payments                     --          --         (127,029)     (390,461)    (13,808)    (32,915)      (5,383)
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                  (166,245)    124,356       17,968,113   (10,665,280) 36,299,356   2,903,393    2,509,500
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Increase (decrease) in net assets          176,891     151,421       28,795,491     3,659,965  37,108,323   6,839,000    4,898,096
Net assets at the beginning of year      3,334,033      51,135      132,577,110    98,268,225  36,529,292  18,403,825   13,715,949
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Net assets at the end of year           $3,510,924     202,556      161,372,601   101,928,190  73,637,615  25,242,825   18,614,045
                                        ==========     =======      ===========   ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                     IVY FUNDS                                                           IVY FUNDS
                                         IVY FUNDS   VIP GLOBAL   IVY FUNDS    IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP      VIP
                                            VIP       NATURAL        VIP       VIP HIGH   INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                           ENERGY     RESOURCES     GROWTH       INCOME      GROWTH          VALUE        GROWTH
                                        -----------  ----------  -----------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net       $   (93,219)   (619,804)  (1,097,018)  2,345,887     (151,600)         47,422     (220,761)
   Net realized gains (losses) on
      investments                           (65,229) (2,686,292)     633,431     (58,801)     (20,250)     (3,220,250)     269,942
   Net change in unrealized
      appreciation or depreciation
      of investments                      1,323,661   9,341,984   17,727,607   2,355,136    3,757,390      24,674,624    5,426,979
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Net increase (decrease) in net assets
   resulting from operations              1,165,213   6,035,888   17,264,020   4,642,222    3,585,540      21,501,796    5,476,160
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,951,553   6,238,173    8,996,069   3,285,902    7,402,846      10,484,815    4,165,603
   Contract withdrawals and charges      (2,527,261) (5,793,663) (14,891,901) (3,045,311)  (1,353,935)    (19,791,909)  (2,235,579)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                         (3,624)        170       26,229      (7,956)      (2,482)         21,974       (3,519)
   Annuity benefit payments                  (1,256)     (4,848)    (195,556)    (11,898)     (14,533)       (204,569)      (7,513)
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Increase (decrease) in net assets from
   contract transactions                   (580,587)    439,832   (6,065,158)    220,737    6,031,896      (9,489,689)   1,918,992
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Increase (decrease) in net assets           584,626   6,475,720   11,198,862   4,862,959    9,617,436      12,012,107    7,395,152
Net assets at the beginning of year       7,660,413  39,719,509  158,767,856  35,706,905   20,994,285     175,751,468   13,119,313
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Net assets at the end of year           $ 8,245,039  46,195,229  169,966,718  40,569,864   30,611,721     187,763,575   20,514,465
                                        ===========  ==========  ===========  ==========   ==========     ===========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS VIP
                                         IVY FUNDS    IVY FUNDS    IVY FUNDS       VIP          VIP          VIP         PATHFINDER
                                          VIP MID     VIP MONEY  VIP MORTGAGE  PATHFINDER   PATHFINDER    PATHFINDER    MODERATELY
                                         CAP GROWTH    MARKET     SECURITIES   AGGRESSIVE  CONSERVATIVE    MODERATE     AGGRESSIVE
                                        -----------  ----------  ------------  ----------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net       $  (214,298)   (139,015)      438,079     (28,387)     (83,588)     (737,135)     (589,174)
   Net realized gains (losses) on
      investments                           491,013          --      (185,834)    128,982      839,336     1,014,587     1,386,267
   Net change in unrealized
      appreciation or depreciation
      of investments                      3,468,429          --     1,226,785     874,013    1,242,798    12,397,474    14,231,908
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Net increase (decrease) in net assets
   resulting from operations              3,745,144    (139,015)    1,479,030     974,608    1,998,546    12,674,926    15,029,001
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             3,709,462   4,588,801       666,865   3,092,144    9,752,457    32,016,264    22,282,491
   Contract withdrawals and charges      (3,854,455) (4,474,053)  (15,625,139)    (81,046)  (2,835,236)   (2,627,862)   (1,259,659)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            194          15             9          --           --            --            --
   Annuity benefit payments                  (1,906)       (660)         (146)         --       (4,930)           --            --
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Increase (decrease) in net assets from
   contract transactions                   (146,705)    114,103   (14,958,411)  3,011,098    6,912,291    29,388,402    21,022,832
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Increase (decrease) in net assets         3,598,439     (24,912)  (13,479,381)  3,985,706    8,910,837    42,063,328    36,051,833
Net assets at the beginning of year      13,387,186  10,522,716    13,479,381   4,525,820   17,974,424    89,041,069   100,508,280
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Net assets at the end of year           $16,985,625  10,497,804            --   8,511,526   26,885,261   131,104,397   136,560,113
                                        ===========  ==========   ===========   =========   ==========   ===========   ===========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                        IVY FUNDS VIP
                                         PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS   IVY FUNDS                 JANUS
                                         MODERATELY     REAL ESTATE     SCIENCE &     VIP SMALL   VIP SMALL  IVY FUNDS      ASPEN
                                        CONSERVATIVE    SECURITIES      TECHNOLOGY   CAP GROWTH   CAP VALUE  VIP VALUE    BALANCED
                                        -------------  -------------  -------------  ----------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net        $  (143,911)       28,136       (559,555)     (726,911)   (799,743)   (302,592)    150,219
   Net realized gains (losses) on
      investments                            913,231      (323,245)       669,916    (1,408,858)   (966,949)   (691,176)     13,547
   Net change in unrealized
      appreciation or depreciation
      of investments                       2,752,451     3,001,707      3,836,981    15,890,461  15,870,634  12,271,423     629,811
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations               3,521,771     2,706,598      3,947,342    13,754,692  14,103,942  11,277,655     793,577
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             12,703,349       871,033      4,390,756     4,552,543   3,302,773   4,572,669   3,374,280
   Contract withdrawals and charges       (2,236,470)   (1,403,780)    (3,147,113)   (7,418,863) (9,540,668) (8,723,311) (1,757,281)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              --           312         (5,424)       15,654      12,621       6,645          --
   Annuity benefit payments                       --        (2,761)       (25,542)      (91,116)    (67,977)    (82,337)         --
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  10,466,879      (535,196)     1,212,677    (2,941,782) (6,293,251) (4,226,335)  1,616,999
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets         13,988,650     2,171,402      5,160,019    10,812,910   7,810,691   7,051,320   2,410,576
Net assets at the beginning of year       29,420,895    10,548,794     34,550,914    52,738,867  60,056,321  68,217,574  11,107,482
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Net assets at the end of year            $43,409,545    12,720,196     39,710,933    63,551,777  67,867,012  75,268,894  13,518,058
                                         ===========    ==========     ==========    ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           JANUS                  JANUS ASPEN      MFS          MFS        MFS
                                           ASPEN     JANUS ASPEN    MID CAP     INVESTORS     MID CAP      NEW        MFS
                                           FORTY      OVERSEAS       VALUE     GROWTH STOCK   GROWTH    DISCOVERY    VALUE
                                        -----------  -----------  -----------  ------------  --------  ----------  ----------
Operations:
   Investment income (loss) - net       $  (346,328)    (727,501)    (47,358)     (247,393)    (9,234)   (124,586)    (93,264)
   Net realized gains (losses) on
      investments                         1,020,239    3,194,318     (20,663)     (105,911)  (105,852)    220,063    (313,897)
   Net change in unrealized
      appreciation or depreciation
      of investments                        882,034   16,670,719     854,780     2,818,322    280,375   2,453,611   5,757,996
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations              1,555,945   19,137,536     786,759     2,465,018    165,289   2,549,088   5,350,835
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             4,214,143    5,940,882   2,168,827     4,049,498    244,936     612,989   7,819,585
   Contract withdrawals and charges      (5,428,554) (15,130,788)   (137,357)     (749,636)  (214,038) (2,057,176) (1,926,170)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                          1,934        3,907          11            18         --          62         155
   Annuity benefit payments                 (31,276)     (67,228)       (620)      (11,838)        --     (21,247)    (28,259)
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                 (1,243,753)  (9,253,227)  2,030,862     3,288,042     30,898  (1,465,372)  5,865,311
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets           312,192    9,884,309   2,817,621     5,753,060    196,187   1,083,716  11,216,146
Net assets at the beginning of year      31,787,528   86,722,726   4,160,561    19,483,437    583,849   8,419,215  49,776,316
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Net assets at the end of year           $32,099,720   96,607,035   6,978,182    25,236,497    780,036   9,502,931  60,992,462
                                        ===========  ===========   =========    ==========   ========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010


                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                         NEUBERGER
                                            AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                         SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                        RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION*     RETURN*
                                        ----------  ------------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net        $ (5,499)      (41,429)      961,858     (5,057)       (22,005)        7,560        55,831
   Net realized gains (losses) on
      investments                          (6,979)      (35,778)  (11,467,606)       652        124,213        26,238       536,338
   Net change in unrealized
      appreciation or depreciation
      of investments                       83,634       277,393    12,959,266     87,974        492,421        16,645      (496,028)
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Net increase (decrease) in net assets
   resulting from operations               71,156       200,186     2,453,518     83,569        594,629        50,443        96,141
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             224,656       318,981     1,734,538    227,767        648,625     9,131,032    19,102,737
   Contract withdrawals and charges       (18,315)     (676,762)   (3,538,226)   (67,671)      (912,068)      (91,841)   (1,106,237)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           --            --            78         --             19            --            --
   Annuity benefit payments                    --            --       (16,357)        --         (1,299)           --            --
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets from
   contract transactions                  206,341      (357,781)   (1,819,968)   160,096       (264,723)    9,039,191    17,996,500
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets         277,497      (157,595)      633,550    243,665        329,906     9,089,634    18,092,641
Net assets at the beginning of year       193,379     3,082,685    20,242,547    259,853      4,884,950            --            --
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Net assets at the end of year            $470,876     2,925,090    20,876,097    503,518      5,214,856     9,089,634    18,092,641
                                         ========     =========    ==========    =======      =========     =========    ==========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                                         PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT              UIF EMERGING
                                        GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY   PUTNAM VT     MARKETS
                                          INCOME       EQUITY        GROWTH     INCOME    VOYAGER       EQUITY          TOTAL
                                        ----------  -------------  ---------  ---------  ---------  --------------  -------------
Operations:
   Investment income (loss) - net       $    1,902      132,892      (3,780)      7,316     (6,068)     (39,635)      (12,098,565)
   Net realized gains (losses) on
      investments                         (161,455)    (257,122)     (4,795)   (195,105)    73,383      (95,084)       (8,609,684)
   Net change in unrealized
      appreciation or depreciation
      of investments                       306,677      663,612      67,587     386,882    264,574      938,185       368,061,756
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Net increase (decrease) in net assets
   resulting from operations               147,124      539,382      59,012     199,093    331,889      803,466       347,353,507
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Contract transactions (notes 3 and 6):
   Contract purchase payments              122,711      315,140      67,511     257,565  1,433,948    2,006,679       442,512,433
   Contract withdrawals and charges       (190,288)  (1,107,260)    (40,884)   (167,350)  (438,054)    (424,138)     (352,539,481)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            24           17          --          18         --           47           244,726
   Annuity benefit payments                 (1,929)      (4,153)         --      (1,337)        --       (1,015)       (6,762,504)
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Increase (decrease) in net assets from
   contract transactions                   (69,481)    (796,257)     26,627      88,896    995,894    1,581,572        83,455,174
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Increase (decrease) in net assets           77,643     (256,875)     85,639     287,989  1,327,783    2,385,038       430,808,681
Net assets at the beginning of year      1,177,270    6,865,855     307,466   1,837,650  1,073,552    3,315,951     2,584,868,991
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Net assets at the end of year           $1,254,913    6,608,980     393,105   2,125,639  2,401,335    5,700,989     3,015,677,672
                                        ==========    =========     =======   =========  =========    =========     =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of ninety-one segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-one segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Invesco Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., American Funds IS, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Goldman Sachs Funds, Ibbotson Funds, Invesco Van Kampen Variable Insurance Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, PIMCO Funds, Putnam Variable Trust, Morgan Stanley Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the years ended December 31, 2011 and 2010, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table:

CLOSED PORTFOLIO                                  RECEIVING PORTFOLIO                                        DATE MERGED
------------------------------------------------  ---------------------------------------------------------  -----------
Invesco V.I Basic Balanced                        Invesco V.I. Equity and Income                              04/29/2011
Putnam VT New Opportunities, Class IB             Putnam VT Multi-cap Growth Fund, Class IB                   09/01/2010
Van Kampen UIF Emerging Markets Equity, Class II  Morgan Stanley UIF Emerging Markets Equity, Class II        06/01/2010
Van Kampen UIF U.S. Mid Cap Value Class II        Invesco Van Kampen V.I. Mid Cap Value Fund, Class II        06/01/2010
Van Kampen Capital Growth, Class II               Invesco Van Kampen V.I. Capital Growth Fund, Series II      06/01/2010
Van Kampen Comstock, Class II                     Invesco Van Kampen V.I. Comstock Fund, Series II            06/01/2010
Van Kampen Growth and Income, Class II            Invesco Van Kampen V.I. Growth and Income Fund, Series II   06/01/2010
AIM V.I Basic Balanced                            Invesco V.I Basic Balanced                                  04/30/2010
AIM V.I. Capital Appreciation Fund                Invesco V.I. Capital Appreciation Fund                      04/30/2010
AIM V.I. Core Equity Fund                         Invesco V.I. Core Equity Fund                               04/30/2010
AIM V.I. Small Cap Equity Fund                    Invesco V.I. Small Cap Equity Fund                          04/30/2010

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $18,895 and $33,951, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $70,774.18 and $142,253, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2011 and 2010, contingent deferred sales charges for all Advisor classes totaled $1,432,020 and $1,430,289, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $786,340 and $579,287, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2011 and 2010, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2011 and 2010, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.01 percent to 0.05 percent of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurement (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

For the year ended December 31, 2011, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2011:

Advantus Bond Class 2                               $ 9,684,902
Advantus Money Market                                31,636,358
Advantus Index 500 Class 2                            4,277,754
Advantus Mortgage Securities Class 2                  2,314,729
Advantus International Bond Class 2                   7,825,061
Advantus Index 400 Mid-Cap Class 2                    5,937,312
Advantus Real Estate Securities Class 2               3,218,938
Invesco V.I. Capital Appreciation                       180,495
Invesco V.I. Core Equity                                308,459
Invesco V.I. Small Cap Equity                         2,134,737
Alliance Bernstein International Value                  306,898
American Century Income and Growth                      331,496
American Century VP Inflation Protection             14,002,998
American Century Ultra                                  376,257
American Century Value                                4,392,171
American Funds IS Global Bond Class 2                   879,376
American Funds IS Global Growth Class 2                 445,564
American Funds IS Global Small Cap Class 2              248,115
American Funds IS Growth Class 2                      1,159,501
American Funds IS Growth-Income Class 2                 860,614
American Funds IS International Class 2                 980,319
American Funds IS New World Class 2                     581,434
American Funds IS U.S. Govt Sec Class 2               3,046,699
Credit Suisse Trust International Equity Flex III       747,997
Fidelity High Income                                  7,320,934
Fidelity VIP Contrafund                               3,076,461
Fidelity VIP Equity-Income                            2,917,279
Fidelity VIP Mid-Cap                                  2,483,145
Franklin Small Cap Value                              1,879,171
Franklin Small Mid Cap                                1,713,053
Franklin Large Cap Growth Securities                    410,586
Franklin Mutual Shares Securities                     1,366,095
Templeton Developing Markets Securities               4,438,645
Goldman Sachs VIT Government Income                   6,384,260
Ibbotson Aggressive Growth                            1,528,282
Ibbotson Balanced                                     8,591,110
Ibbotson Conservative                                 6,532,518
Ibbotson Growth                                       2,424,155
Ibbotson Income and Growth                            8,901,685
Invesco Van Kampen V.I. Capital Growth                  591,209
Invesco Van Kampen V.I. Comstock                      4,064,564
Invesco Van Kampen V.I. Growth and Income               417,563
Invesco Van Kampen V.I. Mid Cap Value                   210,449
Invesco Van Kampen V.I. Equity and Income             1,852,191
Ivy Funds VIP Asset Strategy                         21,212,064

Ivy Funds VIP Balanced                               15,830,540
Ivy Funds VIP Bond                                   17,639,749
Ivy Funds VIP Core Equity                            10,089,179
Ivy Funds VIP Dividend Income                         2,610,663
Ivy Funds VIP Energy                                  1,296,998
Ivy Funds VIP Global Natural Resources                5,884,546
Ivy Funds VIP Growth                                 12,221,067
Ivy Funds VIP High Income                             5,171,648
Ivy Funds VIP International Growth                    8,363,886
Ivy Funds VIP International Value                    14,014,400
Ivy Funds VIP Micro-Cap Growth                        3,201,377
Ivy Funds VIP Mid Cap Growth                          5,423,497
Ivy Funds VIP Money Market                            7,223,477
Ivy Funds VIP Pathfinder Aggressive                   1,815,739
Ivy Funds VIP Pathfinder Conservative                 6,770,906
Ivy Funds VIP Pathfinder Moderate                    22,195,439
Ivy Funds VIP Pathfinder Moderately Aggressive       30,235,517
Ivy Funds VIP Pathfinder Moderately Conservative     11,857,159
Ivy Funds VIP Real Estate Securities                    743,350
Ivy Funds VIP Science & Technology                    6,369,897
Ivy Funds VIP Small Cap Growth                        6,532,843
Ivy Funds VIP Small Cap Value                         5,414,853
Ivy Funds VIP Value                                   6,740,650
Ivy Funds VIP Global Bond                             2,637,175
Ivy Funds VIP Limited-Term Bond                       5,264,480
Janus Aspen Balanced                                  3,294,935
Janus Aspen Forty                                     1,684,737
Janus Aspen Overseas                                  9,720,243
Janus Aspen Mid Cap Value                             2,101,080
MFS Investors Growth Stock                            3,070,914
MFS Mid Cap Growth                                      130,598
MFS New Discovery                                     2,367,054
MFS Value                                             5,484,511
Neuberger AMT Socially Responsive                       127,059
Oppenheimer Capital Appreciation                        353,314
Oppenheimer High Income                               3,928,720
Oppenheimer Main Street Small Cap                       193,216
Oppenheimer International Growth                      1,082,657
PIMCO Funds VIT Low Duration                         14,498,848
PIMCO Funds VIT Total Return                         24,510,609
Putnam VT Growth and Income                             133,564
Putnam VT International Equity                          449,232
Putnam VT New Opportunities                             249,392
Putnam VT Equity Income                                 521,270
Putnam VT Voyager                                     2,733,532
Morgan Stanley UIF Emerging Markets Equity            2,354,134

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2011 and 2010 were as follows:

                                                              SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                                                     ADVANTUS     ADVANTUS      ADVANTUS
                                           ADVANTUS     ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL
                                             BOND        MONEY         500       SECURITIES      BOND
                                            CLASS 2      MARKET       CLASS 2      CLASS 2      CLASS 2
                                          -----------  -----------  -----------  ----------  ------------
Units outstanding at
   December 31, 2009                      140,897,573   46,944,447   64,777,011  48,097,169    43,385,285
      Contract purchase
         payments                          11,815,631   20,635,062    1,965,729   3,209,354     6,373,729
      Contract terminations, withdrawal
         payments and charges             (15,419,920) (25,468,781)  (8,752,080) (6,715,451)   (3,275,311)
                                          -----------   ----------   ----------  ----------    ----------
Units outstanding at
   December 31, 2010                      137,293,284   42,110,728   57,990,660  44,591,072    46,483,703
      Contract purchase
         payments                           6,450,238   26,184,387    1,532,168   1,523,930     5,412,987
      Contract terminations, withdrawal
         payments and charges             (20,639,300) (25,916,226)  (7,889,795) (7,721,299)   (3,882,966)
                                          -----------   ----------   ----------  ----------    ----------
Units outstanding at
   December 31, 2011                      123,104,222   42,378,889   51,633,033  38,393,703    48,013,724
                                          ===========   ==========   ==========  ==========    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                           ADVANTUS    ADVANTUS
                                           INDEX 400  REAL ESTATE  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                                            MID-CAP    SECURITIES    CAPITAL        CORE        SMALL CAP
                                            CLASS 2     CLASS 2    APPRECIATION    EQUITY        EQUITY
                                          ----------  -----------  ------------  ------------  ------------
Units outstanding at
   December 31, 2009                      34,387,142   26,575,350    4,747,001      431,118     8,208,727
      Contract purchase
         payments                          2,052,548    1,618,257      251,512      548,293     2,386,045
      Contract terminations, withdrawal
         payments and charges             (3,877,712)  (4,309,148)    (691,665)     (98,987)     (689,393)
                                          ----------   ----------    ---------      -------    ----------
Units outstanding at
   December 31, 2010                      32,561,978   23,884,459    4,306,848      880,424     9,905,379
      Contract purchase
         payments                          2,722,037    1,391,579      156,607      217,536     2,407,911
      Contract terminations, withdrawal
         payments and charges             (4,289,597)  (3,555,326)    (633,775)    (363,958)   (1,011,353)
                                          ----------   ----------    ---------      -------    ----------
 Units outstanding at
   December 31, 2011                      30,994,418   21,720,712    3,829,680      734,002    11,301,937
                                          ==========   ==========    =========      =======    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------
                                             ALLIANCE     AMERICAN     AMERICAN
                                            BERNSTEIN      CENTURY     CENTURY      AMERICAN    AMERICAN
                                          INTERNATIONAL    INCOME    VP INFLATION    CENTURY    CENTURY
                                              VALUE      AND GROWTH   PROTECTION      ULTRA      VALUE
                                          -------------  ----------  ------------  ----------  ----------
Units outstanding at
   December 31, 2009                        1,115,561    2,290,027     9,811,848   34,338,881  22,299,226
      Contract purchase
         payments                             328,907      111,320    12,022,682      602,920   3,610,805
      Contract terminations, withdrawal
         payments and charges                (194,094)    (439,906)   (2,126,384)  (5,157,259) (1,169,961)
                                            ---------    ---------    ----------   ----------  ----------
Units outstanding at
   December 31, 2010                        1,250,374    1,961,441    19,708,146   29,784,542  24,740,070
      Contract purchase
         payments                             506,669      235,211    10,551,875      347,413   2,686,187
      Contract terminations, withdrawal
         payments and charges                (231,032)    (362,816)   (2,152,729)  (5,804,733) (1,736,057)
                                            ---------    ---------    ----------   ----------  ----------
Units outstanding at
   December 31, 2011                        1,526,011    1,833,836    28,107,292   24,327,222  25,690,200
                                            =========    =========    ==========   ==========  ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------
                                            AMERICAN      AMERICAN        AMERICAN      AMERICAN      AMERICAN
                                            FUNDS IS      FUNDS IS        FUNDS IS      FUNDS IS      FUNDS IS
                                          GLOBAL BOND  GLOBAL GROWTH  GLOBAL SMALL CAP   GROWTH    GROWTH-INCOME
                                            CLASS 2       CLASS 2         CLASS 2        CLASS 2      CLASS 2
                                          -----------  -------------  ----------------  ---------  -------------
Units outstanding at
   December 31, 2009                             --            --              --              --          --
      Contract purchase
         payments                                --            --              --              --          --
      Contract terminations, withdrawal
         payments and charges                    --            --              --              --          --
                                            -------       -------         -------       ---------     -------
Units outstanding at
   December 31, 2010                             --            --              --              --          --
      Contract purchase
         payments                           857,663       516,447         296,418       1,289,667     930,948
      Contract terminations, withdrawal
         payments and charges               (50,714)      (13,544)        (10,547)        (64,684)    (37,631)
                                            -------       -------         -------       ---------     -------
Units outstanding at
   December 31, 2011                        806,949       502,903         285,871       1,224,983     893,317
                                            =======       =======         =======       =========     =======

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                             AMERICAN     AMERICAN     AMERICAN    CREDIT SUISSE
                                             FUNDS IS     FUNDS IS     FUNDS IS         TRUST        FIDELITY
                                          INTERNATIONAL  NEW WORLD  U.S. GOVT SEC   INTERNATIONAL      HIGH
                                             CLASS 2      CLASS 2      CLASS 2     EQUITY FLEX III    INCOME
                                          -------------  ---------  -------------  ---------------  ----------
Units outstanding at
   December 31, 2009                               --          --            --      1,961,418      10,101,068
      Contract purchase
         payments                                  --          --            --      1,916,868       3,705,387
      Contract terminations, withdrawal
         payments and charges                      --          --            --     (1,711,460)     (1,784,183)
                                            ---------     -------     ---------     ----------      ----------
Units outstanding at
   December 31, 2010                               --          --            --      2,166,826      12,022,272
      Contract purchase
         payments                           1,131,584     653,574     2,886,271      1,156,130       5,310,814
      Contract terminations, withdrawal
         payments and charges                 (55,176)    (15,330)     (824,179)    (3,322,956)     (2,504,144)
                                            ---------     -------     ---------     ----------      ----------
Units outstanding at
   December 31, 2011                        1,076,408     638,244     2,062,092             --      14,828,942
                                            =========     =======     =========     ==========      ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                                                                      FRANKLIN
                                          FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   SMALL CAP    FRANKLIN
                                           CONTRAFUND   EQUITY-INCOME    MID-CAP        VALUE    SMALL MID CAP
                                          ------------  -------------  ------------  ----------  -------------
Units outstanding at
   December 31, 2009                      34,359,074      82,024,548    19,820,448    6,489,098    11,687,234
      Contract purchase
         payments                          1,824,348       1,596,347     1,059,241    2,235,293     1,501,954
      Contract terminations, withdrawal
         payments and charges             (5,333,044)    (10,931,910)   (3,133,115)    (552,311)   (3,016,073)
                                          ----------     -----------    ----------    ---------    ----------
Units outstanding at
   December 31, 2010                      30,850,378      72,688,985    17,746,574    8,172,080    10,173,115
      Contract purchase
         payments                          1,760,797         890,595     1,008,750    2,062,893     1,519,062
      Contract terminations, withdrawal
         payments and charges             (4,764,133)    (12,961,009)   (3,530,955)    (874,950)   (2,977,823)
                                          ----------     -----------    ----------    ---------    ----------
Units outstanding at
   December 31, 2011                      27,847,042      60,618,571    15,224,369    9,360,023     8,714,354
                                          ==========     ===========    ==========    =========    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                           FRANKLIN                  TEMPLETON     GOLDMAN
                                           LARGE CAP    FRANKLIN     DEVELOPING   SACHS VIT   IBBOTSON
                                            GROWTH    MUTUAL SHARES   MARKETS    GOVERNMENT  AGGRESSIVE
                                          SECURITIES   SECURITIES    SECURITIES    INCOME      GROWTH
                                          ----------  -------------  ----------  ----------  ----------
Units outstanding at
   December 31, 2009                       2,534,456    7,510,222    15,439,856          --   2,216,149
      Contract purchase
         payments                            240,561      787,980     1,467,688   4,281,246   1,176,980
      Contract terminations, withdrawal
         payments and charges               (506,709)    (966,763)   (3,231,021)    (26,579)   (315,302)
                                           ---------   ----------    ----------   ---------   ---------
Units outstanding at
   December 31, 2010                       2,268,308    7,331,439    13,676,523   4,254,667   3,077,827
      Contract purchase
         payments                            308,901      807,130     1,812,618   5,776,628   1,797,409
      Contract terminations, withdrawal
         payments and charges               (477,858)  (1,541,845)   (2,727,532)   (458,686)   (743,949)
                                           ---------   ----------    ----------   ---------   ---------
Units outstanding at
   December 31, 2011                       2,099,351    6,596,724    12,761,609   9,572,609   4,131,287
                                           =========   ==========    ==========   =========   =========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                                                                               INVESCO
                                                                                  IBBOTSON    VAN KAMPEN
                                           IBBOTSON     IBBOTSON      IBBOTSON     INCOME    V.I. CAPITAL
                                           BALANCED   CONSERVATIVE     GROWTH    AND GROWTH     GROWTH
                                          ----------  ------------  -----------  ----------  ------------
Units outstanding at
   December 31, 2009                      39,165,109    7,167,271    31,643,097  16,421,587    251,569
      Contract purchase
         payments                         13,211,159    4,393,069     2,795,300   8,203,514    212,369
      Contract terminations, withdrawal
         payments and charges             (1,755,294)  (1,439,710)   (2,653,381)   (984,363)  (196,840)
                                          ----------   ----------    ----------  ----------    -------
Units outstanding at
   December 31, 2010                      50,620,974   10,120,630    31,785,016  23,640,738    267,098
      Contract purchase
         payments                          8,000,970    5,666,224     2,256,306   8,364,737    401,705
      Contract terminations, withdrawal
         payments and charges             (5,947,687)  (1,552,700)   (6,034,016) (2,379,114)   (79,370)
                                          ----------   ----------    ----------  ----------    -------
Units outstanding at
   December 31, 2011                      52,674,257   14,234,154    28,007,306  29,626,361    589,433
                                          ==========   ==========    ==========  ==========    =======

                                                                 SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                                           INVESCO      INVESCO       INVESCO
                                             INVESCO      VAN KAMPEN   VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP
                                            VAN KAMPEN   V.I. GROWTH  V.I. MID CAP  V.I. EQUITY      ASSET
                                          V.I. COMSTOCK   AND INCOME     VALUE      AND INCOME     STRATEGY
                                          -------------  -----------  ------------  -----------  -------------
Units outstanding at
   December 31, 2009                        3,601,987     2,357,482       67,779     1,226,941     60,544,827
      Contract purchase
         payments                           2,076,317       581,559      180,822        74,795     13,728,318
      Contract terminations, withdrawal
         payments and charges                (469,695)     (699,516)     (26,239)     (194,816)    (5,512,472)
                                            ---------     ---------      -------     ---------     ----------
Units outstanding at
   December 31, 2010                        5,208,609     2,239,525      222,362     1,106,920     68,760,673
      Contract purchase
         payments                           2,789,806       255,978      227,491       280,754      9,030,421
      Contract terminations, withdrawal
         payments and charges                (414,984)     (516,041)     (79,490)     (205,356)    (6,488,783)
                                            ---------     ---------      -------     ---------     ----------
Units outstanding at
   December 31, 2011                        7,583,431     1,979,462      370,363     1,182,318     71,302,311
                                            =========     =========      =======     =========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                                                                       IVY FUNDS VIP
                                          IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP     DIVIDEND    IVY FUNDS VIP
                                            BALANCED         BOND        CORE EQUITY       INCOME        ENERGY
                                          -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2009                        35,895,654    31,415,109     15,885,019     11,609,153      7,518,486
      Contract purchase
         payments                            2,865,524    30,350,511      4,478,432      2,906,563      1,885,491
      Contract terminations, withdrawal
         payments and charges               (5,575,748)   (1,295,020)    (2,367,579)      (807,047)    (2,685,200)
                                            ----------    ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2010                        33,185,430    60,470,600     17,995,872     13,708,669      6,718,777
      Contract purchase
         payments                            3,457,306    12,530,167      6,238,549      1,955,607      1,111,838
      Contract terminations, withdrawal
         payments and charges               (4,734,118)   (6,820,867)    (2,458,194)    (1,585,687)    (1,383,059)
                                            ----------    ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2011                        31,908,618    66,179,900     21,776,227     14,078,589      6,447,556
                                            ==========    ==========     ==========     ==========     ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                          IVY FUNDS VIP                  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                          GLOBAL NATURAL  IVY FUNDS VIP      HIGH       INTERNATIONAL  INTERNATIONAL
                                            RESOURCES         GROWTH        INCOME         GROWTH          VALUE
                                          --------------  -------------  -------------  -------------  --------------
Units outstanding at
   December 31, 2009                        27,715,035     102,589,393     26,341,150    15,524,625      83,831,899
      Contract purchase
         payments                            4,530,890       7,070,175      2,273,554     5,311,120       5,660,938
      Contract terminations, withdrawal
         payments and charges               (4,370,625)     (8,478,451)    (2,230,254)   (1,047,841)     (8,783,978)
                                            ----------     -----------     ----------    ----------      ----------
Units outstanding at
   December 31, 2010                        27,875,300     101,181,117     26,384,450    19,787,904      80,708,859
      Contract purchase
         payments                            4,174,843       4,229,471      1,556,968     5,377,776       6,518,021
      Contract terminations, withdrawal
         payments and charges               (3,556,925)    (10,804,596)    (3,907,176)   (1,377,378)     (7,355,609)
                                            ----------     -----------     ----------    ----------      ----------
Units outstanding at
   December 31, 2011                        28,493,218      94,605,992     24,034,242    23,788,302      79,871,271
                                            ==========     ===========     ==========    ==========      ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                          IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                            MICRO-CAP       MID CAP          MONEY        PATHFINDER     PATHFINDER
                                             GROWTH          GROWTH         MARKET        AGGRESSIVE    CONSERVATIVE
                                          -------------  --------------  -------------  -------------  --------------
Units outstanding at
   December 31, 2009                       10,358,930      10,231,443      9,728,906      5,104,375     18,729,559
      Contract purchase
         payments                           2,759,951       2,620,713      4,265,224      3,413,189     10,091,654
      Contract terminations, withdrawal
         payments and charges              (1,488,134)     (2,861,630)    (4,173,605)      (103,811)    (2,886,350)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2010                       11,630,747       9,990,526      9,820,525      8,413,753     25,934,863
      Contract purchase
         payments                           1,965,204       2,930,459      6,857,391      1,641,794      5,727,249
      Contract terminations, withdrawal
         payments and charges              (2,120,374)     (1,177,406)    (5,203,764)    (1,654,342)    (2,262,443)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2011                       11,475,577      11,743,579     11,474,152      8,401,205     29,399,669
                                           ==========      ==========     ==========     ==========     ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                                         IVY FUNDS VIP  IVY FUNDS VIP
                                          IVY FUNDS VIP    PATHFINDER     PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP
                                            PATHFINDER     MODERATELY     MODERATELY     REAL ESTATE     SCIENCE &
                                             MODERATE      AGGRESSIVE    CONSERVATIVE     SECURITIES    TECHNOLOGY
                                          -------------  -------------  --------------  -------------  --------------
Units outstanding at
   December 31, 2009                        96,308,869    110,871,827     31,240,117      8,911,189      20,646,570
      Contract purchase
         payments                           34,042,145     23,823,429     13,163,900        649,272       2,594,977
      Contract terminations, withdrawal
         payments and charges               (2,864,118)    (1,433,870)    (2,344,710)    (1,093,790)     (1,895,766)
                                           -----------    -----------     ----------     ----------      ----------
Units outstanding at
   December 31, 2010                       127,486,896    133,261,386     42,059,307      8,466,671      21,345,781
      Contract purchase
         payments                           19,321,193     27,633,175     10,512,130        462,212       2,706,277
      Contract terminations, withdrawal
         payments and charges               (4,261,667)    (3,109,609)    (3,777,216)      (910,944)     (2,376,632)
                                           -----------    -----------     ----------     ----------      ----------
Units outstanding at
   December 31, 2011                       142,546,422    157,784,952     48,794,221      8,017,939      21,675,426
                                           ===========    ===========     ==========     ==========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                          IVY FUNDS VIP  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                            SMALL CAP      SMALL CAP    IVY FUNDS VIP    GLOBAL       LIMITED-TERM
                                             GROWTH          VALUE          VALUE         BOND            BOND
                                          -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2009                       34,388,500      40,042,460     52,735,801            --              --
      Contract purchase
         payments                           3,113,837       2,274,526      3,354,730            --              --
      Contract terminations, withdrawal
         payments and charges              (4,305,261)     (5,708,053)    (5,934,220)           --              --
                                           ----------      ----------     ----------     ---------       ---------
Units outstanding at
   December 31, 2010                       33,197,076      36,608,933     50,156,311            --              --
      Contract purchase
         payments                           4,043,923       3,485,007      4,818,060     2,630,948       5,174,549
      Contract terminations, withdrawal
         payments and charges              (4,604,464)     (4,847,906)    (5,750,360)     (447,222)       (602,011)
                                           ----------      ----------     ----------     ---------       ---------
Units outstanding at
   December 31, 2011                       32,636,535      35,246,034     49,224,011     2,183,726       4,572,538
                                           ==========      ==========     ==========     =========       =========

                                                             SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------
                                            JANUS        JANUS      JANUS     JANUS ASPEN      MFS
                                            ASPEN        ASPEN      ASPEN       MID CAP     INVESTORS
                                           BALANCED      FORTY     OVERSEAS      VALUE     GROWTH STOCK
                                          ----------  ----------  ----------  -----------  ------------
Units outstanding at
   December 31, 2009                       7,270,901  26,651,654  37,817,405   4,695,146    15,441,205
      Contract purchase
         payments                          2,155,578   3,268,832   2,641,130   2,379,189     3,226,797
      Contract terminations, withdrawal
         payments and charges             (1,173,489) (5,191,228) (6,691,892)   (165,388)     (653,020)
                                          ----------  ----------  ----------   ---------    ----------
Units outstanding at
   December 31, 2010                       8,252,990  24,729,258  33,766,643   6,908,947    18,014,982
      Contract purchase
         payments                          1,439,110   1,298,004   3,459,606   2,124,746     2,287,074
      Contract terminations, withdrawal
         payments and charges             (1,430,775) (4,412,283) (5,676,315)   (502,818)   (1,129,889)
                                          ----------  ----------  ----------   ---------    ----------
Units outstanding at
   December 31, 2011                       8,261,325  21,614,979  31,549,934   8,530,875    19,172,167
                                          ==========  ==========  ==========   =========    ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------
                                                                             NEUBERGER
                                             MFS       MFS                       AMT      OPPENHEIMER
                                           MID CAP     NEW          MFS       SOCIALLY      CAPITAL
                                           GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                          --------  ----------   ----------  ----------  ------------
Units outstanding at
   December 31, 2009                       591,349   5,870,471   34,639,045    258,161    2,620,587
      Contract purchase
         payments                          214,768     391,346    5,394,640    284,184      268,277
      Contract terminations, withdrawal
         payments and charges             (197,679) (1,315,526)  (1,511,942)   (24,088)    (600,981)
                                          --------  ----------   ----------    -------    ---------
Units outstanding at
   December 31, 2010                       608,438   4,946,291   38,521,743    518,257    2,287,883
      Contract purchase
         payments                          106,857     683,595    3,146,185    145,878      276,569
      Contract terminations, withdrawal
         payments and charges             (139,468) (1,122,066)  (3,044,443)   (87,128)    (727,478)
                                          --------  ----------   ----------    -------    ---------
Units outstanding at
   December 31, 2011                       575,827   4,507,820   38,623,485    577,007    1,836,974
                                          ========  ==========   ==========    =======    =========

                                                               SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                                       OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                          OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                          HIGH INCOME   SMALL CAP       GROWTH      DURATION       RETURN
                                          -----------  -----------  -------------  -----------  -----------
Units outstanding at
   December 31, 2009                       55,985,903     345,848     2,550,767            --            --
      Contract purchase
         payments                           4,646,459     289,933       327,918     9,029,759    18,611,224
      Contract terminations, withdrawal
         payments and charges              (9,559,197)    (84,633)     (503,826)      (98,912)   (1,100,792)
                                           ----------    --------     ---------    ----------    ----------
Units outstanding at
   December 31, 2010                       51,073,165     551,148     2,374,859     8,930,847    17,510,432
      Contract purchase
         payments                           5,282,966     216,390       497,332    14,146,639    22,489,073
      Contract terminations, withdrawal
         payments and charges              (9,597,058)   (127,664)     (715,287)   (1,245,782)   (2,820,486)
                                           ----------    --------     ---------    ----------    ----------
 Units outstanding at
   December 31, 2011                       46,759,073     639,874     2,156,904    21,831,704    37,179,019
                                           ==========    ========     =========    ==========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                           PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT
                                          GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT
                                            INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER
                                          ----------  -------------  -------------  ---------  ---------

Units outstanding at
   December 31, 2009                       1,088,479   4,911,722       251,101      1,701,127    836,915
      Contract purchase
         payments                            110,804     245,748        50,974        237,920    994,182
      Contract terminations, withdrawal
         payments and charges               (175,297)   (812,074)      (32,714)      (159,335)  (310,486)
                                           ---------   ---------       -------      ---------  ---------
Units outstanding at
   December 31, 2010                       1,023,986   4,345,396       269,361      1,779,712  1,520,611
      Contract purchase
         payments                            103,535     208,185       164,785        394,049  1,782,623
      Contract terminations, withdrawal
         payments and charges               (218,255)   (957,708)      (65,503)      (300,468)  (546,701)
                                           ---------   ---------       -------      ---------  ---------
Units outstanding at
   December 31, 2011                         909,266   3,595,873       368,643      1,873,293  2,756,533
                                           =========   =========       =======      =========  =========

                                        SEGREGATED SUB-ACCOUNTS
                                        -----------------------
                                            MORGAN STANLEY
                                             UIF EMERGING
                                               MARKETS
                                                EQUITY
                                            --------------
Units outstanding at
   December 31, 2009                         4,766,549
      Contract purchase
         payments                            2,793,935
      Contract terminations, withdrawal
         payments and charges                 (587,766)
                                             ---------
Units outstanding at
   December 31, 2010                         6,972,718
      Contract purchase
         payments                            3,264,810
      Contract terminations, withdrawal
         payments and charges                 (888,805)
                                             ---------
Units outstanding at
   December 31, 2011                         9,348,723
                                             =========

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 is as follows:

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Advantus Bond Class 2
      2011                                    123,104,222  1.04 to 4.54  185,651,283     0.00%    0.15% to 2.95%      6.53% to 7.86%
      2010                                    137,293,284  0.84 to 4.21  193,861,892     0.00%    0.15% to 2.95%      6.24% to 8.11%
      2009                                    140,897,572  0.82 to 3.85  186,788,832     0.00%    0.15% to 2.95%    12.21% to 15.39%
      2008                                    137,165,882  0.83 to 3.34  162,840,509     0.00%    0.15% to 2.70%  -16.04% to -13.65%
      2007                                    145,226,521  0.99 to 3.86  208,541,053     0.00%    0.15% to 2.70%     -0.70% to 2.14%
Advantus Money Market
      2011                                     42,378,889  0.91 to 2.37   53,238,712     0.00%    0.15% to 2.95%    -2.90% to -0.15%
      2010                                     42,110,728  0.77 to 2.37   52,945,041     0.04%    0.15% to 2.95%    -2.91% to -1.20%
      2009                                     46,944,447  0.81 to 2.37   59,612,988     0.30%    0.15% to 2.95%     -2.64% to 0.12%
      2008                                     62,460,775  1.00 to 2.37   81,565,810     1.99%    0.15% to 2.70%      1.58% to 4.48%
      2007                                     46,884,970  1.00 to 2.33   60,232,879     4.49%    0.15% to 2.65%      1.67% to 4.23%
Advantus Index 500 Class 2
      2011                                     51,633,033  0.93 to 5.68  121,561,386     0.00%    0.15% to 2.65%     -1.35% to 1.44%
      2010                                     57,990,660  0.83 to 5.60  134,709,384     0.00%    0.15% to 2.65%    11.21% to 13.17%
      2009                                     64,777,011  0.75 to 4.90  131,119,756     0.00%    0.15% to 2.65%    22.21% to 25.68%
      2008                                     72,514,828  0.66 to 3.90  118,329,030     0.00%    0.15% to 2.65%  -39.04% to -37.30%
      2007                                     84,519,950  1.07 to 6.22  223,928,815     0.00%    0.15% to 2.65%      1.95% to 4.87%
Advantus Mortgage Securities Class 2
      2011                                     38,393,703  0.94 to 4.46   61,244,089     0.00%    0.15% to 2.95%      3.64% to 6.57%
      2010                                     44,591,072  0.79 to 4.18   66,859,188     0.00%    0.15% to 2.95%      3.65% to 5.48%
      2009                                     48,097,169  0.78 to 3.92   69,742,214     0.00%    0.15% to 2.95%      4.91% to 7.89%
      2008                                     53,570,204  0.84 to 3.64   75,249,958     0.00%    0.15% to 2.70%  -15.50% to -13.10%
      2007                                     68,242,542  0.99 to 4.18  114,619,534     0.00%    0.15% to 2.40%      0.18% to 3.04%
Advantus International Bond Class 2
      2011                                     48,013,724  1.26 to 2.37  77,525,751      0.00%    0.15% to 2.95%    -3.15% to -0.41%
      2010                                     46,483,703  1.07 to 2.38  77,196,207      0.00%    0.15% to 2.95%    10.59% to 12.55%
      2009                                     43,385,285  1.00 to 2.09  64,982,851      0.00%    0.15% to 2.95%    14.14% to 17.38%
      2008                                     43,293,204  1.01 to 1.78  56,503,162      0.00%    0.15% to 2.70%      1.19% to 4.07%
      2007                                     41,431,353  1.03 to 1.71  53,588,882      0.00%    0.15% to 2.70%      6.23% to 9.27%
Advantus Index 400 Mid-Cap Class 2
      2011                                     30,994,418  0.95 to 2.81  62,696,742      0.00%    0.15% to 2.95%    -5.10% to -2.41%
      2010                                     32,561,978  1.00 to 2.88  68,004,218      0.00%    0.15% to 2.95%    22.27% to 24.43%
      2009                                     34,387,142  0.82 to 2.29  57,474,226      0.00%    0.15% to 2.95%    32.47% to 36.23%
      2008                                     35,415,838  0.62 to 1.68  44,016,480      0.00%    0.15% to 2.70%  -38.39% to -36.64%
      2007                                     32,557,968  1.01 to 2.65  65,303,332      0.00%    0.15% to 2.70%      4.30% to 7.28%
Advantus Real Estate Securities Class 2
      2011                                     21,720,712  0.90 to 3.08  52,758,375      0.00%    0.15% to 2.95%      2.36% to 5.26%
      2010                                     23,884,459  0.78 to 2.97  55,834,052      0.00%    0.15% to 2.95%    25.17% to 27.38%
      2009                                     26,575,350  0.62 to 2.23  48,836,671      0.00%    0.15% to 2.95%    20.97% to 24.41%
      2008                                     26,981,361  0.58 to 1.90  40,752,236      0.00%    0.15% to 2.70%  -38.14% to -36.37%
      2007                                     28,213,414  0.94 to 3.02  68,749,308      0.00%    0.15% to 2.70%  -18.22% to -15.89%
Invesco V.I. Capital Appreciation
      2011                                      3,829,680  0.89 to 1.17   4,434,515      0.00%    1.20% to 2.40%   -10.78% to -9.21%
      2010                                      4,306,848  0.75 to 1.29   5,488,930      0.52%    1.20% to 2.40%    11.86% to 13.83%
      2009                                      4,747,001  0.67 to 1.14   5,303,005      0.28%    1.20% to 2.40%    17.21% to 19.28%
      2008                                      5,095,587  0.73 to 0.95   4,763,841      0.00%    1.20% to 2.40%  -44.30% to -43.31%
      2007                                      5,401,297  1.29 to 1.68   8,887,199      0.00%    1.20% to 2.40%     8.47% to 10.39%
Invesco V.I. Core Equity
      2011                                        734,002  1.13 to 1.43   1,016,052      0.75%    1.20% to 2.15%    -3.19% to -1.48%
      2010                                        880,424  0.90 to 1.45   1,240,874      0.88%    1.20% to 2.15%      6.07% to 7.95%
      2009                                        431,118  0.85 to 1.34     535,283      1.70%    1.20% to 2.15%    24.26% to 26.46%
      2008                                        425,082  0.85 to 1.06     417,167      1.83%    1.20% to 2.05%  -32.25% to -31.16%
      2007                                        491,374  1.24 to 1.54     681,079      0.91%    1.20% to 2.05%      4.72% to 6.58%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Invesco V.I. Small Cap Equity
      2011                                     11,301,937  0.86 to 0.93   10,460,211     0.00%    1.20% to 2.95%    -3.86% to -2.17%
      2010                                      9,905,379  0.82 to 0.95    9,371,107     0.00%    1.20% to 2.95%    24.49% to 26.69%
      2009                                      8,208,727  0.67 to 0.75    6,130,150     0.17%    1.20% to 2.95%    17.38% to 19.45%
      2008                                      3,987,569  0.62 to 0.63    2,492,896     0.00%    1.20% to 2.50%  -33.40% to -32.22%
      2007 (d)                                     18,445  0.92 to 0.92       17,012     0.00%    1.20% to 1.35%    -8.12% to -7.77%
Alliance Bernstein International Value
      2011                                      1,526,011  0.44 to 0.46      706,778     4.00%    1.20% to 2.50%   -21.78% to -20.4%
      2010                                      1,250,374  0.50 to 0.58      727,660     2.78%    1.20% to 2.50%      1.27% to 3.06%
      2009                                      1,115,561  0.51 to 0.56      629,954     1.42%    1.20% to 2.50%    30.45% to 32.75%
      2008                                        762,948  0.42 to 0.43      324,529     0.58%    1.20% to 2.50%  -54.65% to -53.84%
      2007 (d)                                    869,782  0.92 to 0.92      801,533     0.00%    1.20% to 2.35%    -8.21% to -7.85%
American Century Income and Growth
      2011                                      1,833,836  1.12 to 1.36    2,438,648     1.31%    1.20% to 2.05%     -0.13% to 1.63%
      2010                                      1,961,441  0.78 to 1.33    2,564,877     1.25%    1.20% to 2.05%    10.55% to 12.50%
      2009                                      2,290,027  0.70 to 1.19    2,646,139     4.38%    1.20% to 2.05%    14.35% to 16.37%
      2008                                      2,487,180  0.86 to 1.02    2,463,054     1.80%    1.20% to 2.05%  -36.63% to -35.51%
      2007                                      2,953,275  1.35 to 1.58    4,507,503     1.52%    1.20% to 2.05%    -3.35% to -1.63%
American Century VP Inflation Protection
      2011                                     28,107,292  1.19 to 1.27   35,759,209     4.06%    1.20% to 2.70%     8.50% to 10.41%
      2010                                     19,708,146  1.00 to 1.15   22,710,216     1.61%    1.20% to 2.70%      2.05% to 3.85%
      2009                                      9,811,848  1.00 to 1.11   10,887,625     2.16%    1.20% to 2.70%      7.04% to 8.93%
      2008                                      3,803,193  1.00 to 1.02    3,874,597     4.47%    1.20% to 2.50%    -4.47% to -2.78%
      2007 (d)                                    277,346      1.05          290,589     0.87%    1.20% to 2.50%      4.37% to 4.77%
American Century Ultra
      2011                                     24,327,222  1.02 to 1.30   30,971,467     0.00%    1.20% to 2.40%    -2.06% to -0.34%
      2010                                     29,784,542  0.83 to 1.30   38,088,591     0.36%    1.20% to 2.65%    12.46% to 14.44%
      2009                                     34,338,881  0.76 to 1.14   38,389,095     0.18%    1.20% to 2.65%    30.61% to 32.92%
      2008                                     38,859,386  0.69 to 0.86   32,698,743     0.00%    1.20% to 2.65%  -43.35% to -42.35%
      2007                                     44,724,508  1.22 to 1.49   65,262,845     0.00%    1.20% to 2.65%    17.31% to 19.39%
American Century Value
      2011                                     25,690,200  0.84 to 1.51   38,613,480     1.89%    1.20% to 2.70%    -2.06% to -0.34%
      2010                                     24,740,070  0.84 to 1.51   37,286,285     2.12%    1.20% to 2.70%     9.75% to 11.69%
      2009                                     22,299,226  0.76 to 1.35   30,042,551     5.32%    1.20% to 2.70%    16.24% to 18.29%
      2008                                     22,034,921  0.95 to 1.15   25,033,415     2.37%    1.20% to 2.40%  -28.94% to -27.68%
      2007                                     26,229,715  1.32 to 1.58   41,139,485     1.33%    1.20% to 2.40%    -8.08% to -6.44%
American Funds IS Global Bond Class 2
      2011 (a)                                    806,949      0.99          802,088     3.64%    1.20% to 2.35%    -1.77% to -0.61%
American Funds IS Global Growth Class 2
      2011 (a)                                    502,903      0.83          417,249     2.58%    1.20% to 2.00%  -18.01% to -17.04%
American Funds IS Global Small Cap Class 2
      2011 (a)                                    285,871      0.76          218,639     0.33%    1.20% to 2.00%  -24.42% to -23.52%
American Funds IS Growth Class 2
      2011 (a)                                  1,224,983  0.86 to 0.87    1,063,564     0.73%    1.20% to 2.00%  -14.20% to -13.18%
American Funds IS Growth-Income Class 2
      2011 (a)                                    893,317      0.91          810,529     2.29%    1.20% to 2.25%   -10.33% to -9.27%
American Funds IS International Class 2
      2011 (a)                                  1,076,408      0.78          840,600     3.11%    1.20% to 2.00%  -22.83% to -21.91%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
American Funds IS New World Class 2
      2011 (a)                                    638,244      0.82          520,265      2.67%   1.20% to 2.00%  -19.44% to -18.49%
American Funds IS U.S. Govt Sec Class 2
      2011 (a)                                  2,062,092  1.05 to 1.06    2,177,943      3.67%   1.20% to 2.00%      4.38% to 5.61%
Fidelity High Income
      2011                                     14,828,942  1.10 to 1.18   17,598,056      7.38%   1.20% to 2.95%      0.71% to 2.48%
      2010                                     12,022,272  1.00 to 1.16   13,923,147      8.59%   1.20% to 2.95%    10.37% to 12.32%
      2009                                     10,101,068  0.93 to 1.03   10,415,296     11.25%   1.20% to 2.95%    39.29% to 41.75%
      2008                                      3,724,521  0.72 to 0.73    2,709,193     22.35%   1.20% to 2.45%   -27.32 to -26.04%
      2007 (d)                                    306,234      0.98          301,164     12.47%   1.20% to 1.70%    -2.04% to -1.66%
Fidelity VIP Contrafund
      2011                                     27,847,042  0.84 to 1.76   43,507,449      0.97%   0.15% to 2.70%    -5.60% to -2.93%
      2010                                     30,850,378  0.88 to 1.83   49,917,591      1.00%   0.15% to 2.75%    13.53% to 16.75%
      2009                                     34,359,074  0.78 to 1.59   47,529,919      1.09%   0.15% to 2.75%    31.53% to 35.26%
      2008                                     40,119,116  0.59 to 1.19   40,927,704      0.73%   0.15% to 2.70%  -44.36% to -42.78%
      2007                                     48,805,678  1.07 to 2.09   86,667,665      0.74%   0.15% to 2.70%    13.87% to 17.13%
Fidelity VIP Equity-Income
      2011                                     60,618,571  0.74 to 1.40   81,003,412      1.39%   0.15% to 2.95%     -2.27% to 0.50%
      2010                                     72,688,985  0.76 to 1.39   97,695,774      1.57%   0.15% to 2.95%    13.32% to 14.75%
      2009                                     82,024,548  0.68 to 1.21   96,969,954      2.05%   0.15% to 2.95%    26.11% to 29.69%
      2008                                     90,768,049  0.54 to 0.95   83,389,905      2.35%   0.15% to 2.70%  -44.48% to -42.90%
      2007                                     90,431,982  0.97 to 1.67  146,206,707      1.69%   0.15% to 2.70%     -1.69% to 1.12%
Fidelity VIP Mid-Cap
      2011                                     15,224,369  1.66 to 2.72   35,354,507      0.02%   0.15% to 2.50%  -13.44% to -10.99%
      2010                                     17,746,574  1.02 to 3.06   46,844,861      0.29%   0.15% to 2.50%    24.84% to 28.38%
      2009                                     19,820,447  0.82 to 2.38   41,221,565      0.45%   0.15% to 2.75%    35.69% to 39.54%
      2008                                     22,931,881  1.90 to 2.83   34,594,716      0.24%   0.15% to 2.40%  -41.37% to -39.70%
      2007                                     28,299,215  1.69 to 2.46   71,686,578      0.60%   0.15% to 2.40%    11.97% to 15.16%
Franklin Small Cap Value
      2011                                      9,360,023  0.86 to 0.93    8,672,378      0.69%   1.20% to 2.95%    -6.55% to -4.91%
      2010                                      8,172,080  0.84 to 0.97    7,962,998      0.73%   1.20% to 2.50%    23.92% to 26.70%
      2009                                      6,489,098  0.70 to 0.77    4,990,734      1.65%   1.20% to 2.50%    25.40% to 27.61%
      2008                                      3,484,588  0.59 to 0.60    2,099,929      0.74%   1.20% to 2.50%  -34.97% to -33.82%
      2007 (d)                                    211,401  0.91 to 0.91      192,513      0.00%   1.20% to 1.70%    -9.29% to -8.94%
Franklin Small Mid Cap
      2011                                      8,714,354  0.81 to 1.65    9,173,996      0.00%   0.15% to 2.50%    -7.59% to -4.97%
      2010                                     10,173,115  0.86 to 1.76   11,377,504      0.00%   0.15% to 2.95%    24.50% to 27.43%
      2009                                     11,687,234  0.69 to 1.40   10,276,216      0.00%   0.15% to 2.95%    39.40% to 43.36%
      2008                                     13,142,015  0.48 to 0.99    7,977,310      0.00%   0.15% to 2.35%  -44.17% to -42.58%
      2007                                     15,600,282  0.85 to 1.75   16,527,737      0.00%   0.15% to 2.35%     7.99% to 11.07%
Franklin Large Cap Growth Securities
      2011                                      2,099,351  1.02 to 1.30    2,678,613      0.67%   1.20% to 2.65%    -4.36% to -2.68%
      2010                                      2,268,308  0.85 to 1.33    2,966,664      0.84%   1.20% to 2.50%     8.35% to 10.26%
      2009                                      2,534,456  0.78 to 1.21    3,004,230      1.36%   1.20% to 2.50%    25.96% to 28.18%
      2008                                      2,589,964  0.79 to 0.94    2,394,098      1.31%   1.20% to 2.35%  -36.44% to -35.31%
      2007                                      3,040,952  1.23 to 1.46    4,340,490      0.73%   1.20% to 2.05%      3.12% to 4.96%
Franklin Mutual Shares Securities
      2011                                      6,596,724  1.17 to 1.47    9,512,494      2.33%   1.20% to 2.50%    -3.91% to -2.22%
      2010                                      7,331,439  0.81 to 1.50   10,761,338      1.58%   1.20% to 2.50%      7.96% to 9.87%
      2009                                      7,510,222  0.75 to 1.37    9,978,050      1.91%   1.20% to 2.75%    22.38% to 24.54%
      2008                                      8,877,196  0.92 to 1.10    9,426,809      2.97%   1.20% to 2.40%  -38.94% to -37.86%
      2007                                     10,454,284  1.49 to 1.77   17,767,090      1.40%   1.20% to 2.40%      0.45% to 2.24%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Templeton Developing Markets Securities
      2011                                     12,761,609  1.42 to 2.82   28,506,260     0.97%    0.15% to 2.50%  -18.30% to -15.98%
      2010                                     13,676,523  1.00 to 3.39   36,261,321     1.62%    0.15% to 2.50%    14.17% to 17.41%
      2009                                     15,439,856  0.88 to 2.92   34,996,159     4.38%    0.15% to 2.50%    67.58% to 72.33%
      2008                                     17,281,325  0.87 to 1.71   22,945,107     2.71%    0.15% to 2.50%  -54.09% to -52.78%
      2007                                     19,871,805  1.85 to 3.66   54,324,925     2.26%    0.15% to 2.50%    25.02% to 28.59%
Goldman Sachs VIT Government Income
      2011                                      9,572,609  1.05 to 1.07   10,268,464     0.92%    1.20% to 2.45%      3.26% to 5.08%
      2010 (b)                                  4,254,667  0.99 to 1.02    4,343,551     1.16%    1.20% to 2.45%      0.86% to 2.08%
Ibbotson Aggressive Growth
      2011                                      4,131,287  0.75 to 0.79    3,263,545     1.09%    1.20% to 2.50%    -7.80% to -6.18%
      2010                                      3,077,827  0.73 to 0.84    2,591,343     0.33%    1.20% to 2.50%    11.86% to 13.84%
      2009                                      2,216,149  0.66 to 0.73    1,639,509     0.00%    1.20% to 2.35%    22.66% to 25.77%
      2008                                      1,413,673  0.58 to 0.59      831,533     0.00%    1.20% to 2.35%   -38.49% to -37.4%
      2007 (d)                                    168,136  0.94 to 0.94      157,968     0.00%    1.20% to 2.05%    -6.40% to -6.04%
Ibbotson Balanced
      2011                                     52,674,257  0.88 to 0.93   49,032,198     1.00%    1.20% to 2.50%    -3.76% to -2.07%
      2010                                     50,620,974  0.82 to 0.95   48,119,407     0.76%    1.20% to 2.50%     8.39% to 10.30%
      2009                                     39,165,109  0.77 to 0.86   33,754,077     0.00%    1.20% to 2.50%    15.18% to 18.09%
      2008                                     15,833,350  0.72 to 0.73   11,557,250     0.15%    1.20% to 2.50%  -26.26% to -24.96%
      2007 (d)                                  4,019,160  0.97 to 0.97    3,909,238     0.00%    1.20% to 1.85%    -3.11% to -2.74%
Ibbotson Conservative
      2011                                     14,234,154  1.02 to 1.08   15,306,469     1.50%    1.20% to 2.50%      0.15% to 1.91%
      2010                                     10,120,630  0.91 to 1.06   10,678,149     1.36%    1.20% to 2.50%      3.29% to 5.11%
      2009                                      7,167,271  0.90 to 1.00    7,193,958     0.00%    1.20% to 2.50%      4.42% to 6.97%
      2008                                      1,853,596  0.93 to 0.94    1,740,048     0.00%    1.20% to 2.35%    -8.76% to -7.15%
      2007 (d)                                     88,584  1.01 to 1.01       89,562     0.00%    1.20% to 1.50%      0.71% to 1.10%
Ibbotson Growth
      2011                                     28,007,306  0.79 to 0.85   23,713,461     1.07%    1.20% to 2.70%    -6.48% to -4.83%
      2010                                     31,785,016  0.77 to 0.89   28,279,306     0.69%    1.20% to 2.70%    10.56% to 12.51%
      2009                                     31,643,097  0.71 to 0.79   25,023,012     0.00%    1.20% to 2.70%    20.20% to 23.16%
      2008                                     17,258,727  0.63 to 0.64   11,082,378     0.21%    1.20% to 2.70%  -33.61% to -32.43%
      2007 (d)                                  1,310,459  0.95 to 0.95    1,245,414     0.00%    1.20% to 2.70%    -5.33% to -4.97%
Ibbotson Income and Growth
      2011                                     29,626,361  0.94 to 1.00   29,562,764     0.97%    1.20% to 2.70%    -1.85% to -0.12%
      2010                                     23,640,738  0.86 to 1.00   23,619,392     0.58%    1.20% to 2.70%      5.72% to 7.58%
      2009                                     16,421,587  0.83 to 0.92   15,250,083     0.00%    1.20% to 2.70%     9.21% to 11.94%
      2008                                      6,436,622  0.81 to 0.83    5,340,597     0.00%    1.20% to 2.70%   -17.63 to -16.17%
      2007 (d)                                    729,571  0.99 to 0.99      722,107     0.00%    1.20% to 2.20%    -1.41% to -1.03%
Invesco Van Kampen V.I. Capital Growth
      2011                                        589,433  1.32 to 1.41      829,486     0.00%    1.20% to 1.85%     -9.11% to -7.5%
      2010                                        267,098  0.97 to 1.52      406,233     0.00%    1.20% to 2.00%    16.09% to 18.14%
      2009                                        251,569  0.85 to 1.29      323,847     0.00%    1.20% to 2.25%    60.83% to 63.67%
      2008                                        160,753  0.76 to 0.79      126,389     0.19%    1.20% to 1.80%  -50.60% to -49.72%
      2007                                        143,628  1.29 to 1.56      224,575     0.00%    1.20% to 2.05%    13.23% to 15.24%
Invesco Van Kampen V.I. Comstock
      2011                                      7,583,431  1.14 to 1.44   10,932,262     1.19%    1.20% to 2.45%    -4.95% to -3.27%
      2010                                      5,208,609  0.83 to 1.49    7,762,933     0.11%    1.20% to 2.45%    12.34% to 14.32%
      2009                                      3,601,987      1.30        4,696,181     4.33%    1.20% to 2.40%    24.67% to 26.87%
      2008                                      3,995,053      1.03        4,105,291     2.35%    1.20% to 2.40%  -37.67% to -36.57%
      2007                                      4,535,803      1.62        7,347,962     1.60%    1.20% to 2.40%    -5.18% to -3.50%
Invesco Van Kampen V.I. Growth and Income
      2011                                      1,979,462  1.22 to 1.51    2,996,894     1.04%    1.20% to 2.50%    -5.10% to -3.43%
      2010                                      2,239,525  0.86 to 1.57    3,510,924     0.10%    1.20% to 2.50%     8.93% to 10.85%
      2009                                      2,357,482  0.79 to 1.41    3,334,033     3.62%    1.20% to 2.50%    20.50% to 22.63%
      2008                                      2,383,791  0.99 to 1.16    2,749,148     1.80%    1.20% to 1.95%  -34.19% to -33.02%
      2007                                      2,351,636  1.48 to 1.72    4,049,042     1.30%    1.20% to 2.05%     -0.47% to 1.29%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Invesco Van Kampen V.I. Mid Cap Value
      2011                                        370,363  0.87 to 0.91      336,094     0.67%    1.20% to 2.15%    -2.10% to -0.38%
      2010                                        222,362  0.79 to 0.91      202,556     0.68%    1.20% to 2.15%    18.64% to 20.73%
      2009                                         67,779      0.75           51,135     0.98%    1.20% to 2.15%     35.11% to 37.5%
      2008                                         27,235      0.55           14,939     0.98%    1.20% to 1.70%  -43.13% to -42.12%
      2007 (d)                                      3,000      0.95            2,840     0.00%         1.20%            -5.19%
Invesco Van Kampen V.I. Equity and Income
      2011                                      1,182,318  0.95 to 1.12    1,300,445     2.09%    1.20% to 2.25%    -4.72% to -3.04%
      2010                                      1,106,920  0.77 to 1.16    1,250,111     1.70%    1.20% to 2.20%      4.64% to 6.49%
      2009                                      1,226,941  0.75 to 1.09    1,296,909     4.93%    1.20% to 2.20%    29.66% to 31.95%
      2008                                      1,408,989  0.72 to 0.82    1,126,428     3.92%    1.20% to 2.20%  -40.25% to -39.19%
      2007                                      1,635,426  1.18 to 1.36    2,150,503     2.81%    1.20% to 2.20%     -1.04% to 0.72%
Ivy Funds VIP Asset Strategy
      2011                                     71,302,311  1.94 to 2.19  153,224,498     1.03%    1.20% to 2.50%    -9.90% to -8.31%
      2010                                     68,760,673  1.11 to 2.39  161,372,601     1.07%    1.20% to 2.50%      7.17% to 7.38%
      2009                                     60,544,827  1.05 to 2.22  132,577,110     0.36%    1.20% to 2.75%    22.14% to 23.55%
      2008                                     55,058,194  1.68 to 1.80   97,714,391     0.42%    1.20% to 2.50%  -27.96% to -26.68%
      2007                                     52,183,053  2.28 to 2.46  126,457,794     0.76%    1.20% to 2.40%    39.90% to 42.39%
Ivy Funds VIP Balanced
      2011                                     31,908,618  1.24 to 5.54   96,745,811     2.20%    0.15% to 2.35%      0.32% to 3.16%
      2010                                     35,895,654  0.88 to 4.35   98,268,225     2.05%    0.15% to 2.40%     9.93% to 13.06%
      2009                                     42,031,930  0.94 to 4.06  104,444,512     0.10%    0.15% to 2.40%  -23.30% to -21.12%
      2008                                     50,447,892  1.21 to 5.15  162,224,826     1.31%    0.15% to 2.40%    10.34% to 13.49%
      2007                                     58,000,608  1.08 to 4.54  171,844,690     1.29%    0.15% to 2.40%     8.58% to 11.04%
Ivy Funds VIP Bond
      2011                                     66,179,900  1.19 to 1.29   85,407,411     2.72%    1.25% to 2.35%      4.82% to 5.98%
      2010                                     60,470,600  0.90 to 1.22   73,637,615     2.84%    1.25% to 2.35%      3.58% to 4.72%
      2009                                     31,415,109  0.90 to 1.16   36,529,292     3.67%    1.25% to 2.35%      4.68% to 5.83%
      2008                                     29,782,793  1.04 to 1.10   32,722,740     0.08%    1.25% to 2.35%    -2.02% to -0.94%
      2007                                     30,228,563  1.07 to 1.11   33,525,609     5.19%    1.25% to 2.35%      3.20% to 4.35%
Ivy Funds VIP Core Equity
      2011                                     21,776,227  1.04 to 1.56   31,059,322     0.36%    0.15% to 2.35%     -1.29% to 1.51%
      2010                                     17,995,872  1.04 to 1.56   25,242,825     0.95%    0.15% to 2.35%    18.09% to 20.71%
      2009                                     15,885,020  0.80 to 1.21   18,403,823     1.00%    0.15% to 2.35%    22.30% to 23.84%
      2008                                     16,559,285  0.71 to 1.06   15,463,823     0.18%    0.15% to 2.30%  -35.68% to -34.87%
      2007                                     17,320,461  1.11 to 1.65   24,728,855     0.67%    0.15% to 2.30%    12.43% to 13.86%
Ivy Funds VIP Dividend Income
      2011                                     14,078,589  1.17 to 1.28   17,993,911     1.02%    1.25% to 2.35%    -6.90% to -5.87%
      2010                                     13,708,669  1.01 to 1.36   18,614,045     1.08%    1.25% to 2.35%    13.67% to 14.93%
      2009                                     11,609,153  0.92 to 1.18   13,715,949     1.00%    1.25% to 2.35%    15.15% to 16.42%
      2008                                     10,923,693  0.96 to 1.01   11,085,937     0.08%    1.25% to 2.35%  -37.41% to -36.71%
      2007                                      9,777,825  1.54 to 1.60   15,679,135     1.03%    1.25% to 2.35%    13.99% to 15.26%
Ivy Funds VIP Energy
      2011                                      6,447,556  1.04 to 1.10    7,103,920     0.00%    1.25% to 2.35%  -11.19% to -10.21%
      2010                                      6,718,777  0.99 to 1.23    8,245,039     0.30%    1.25% to 2.35%    19.13% to 20.45%
      2009                                      7,518,486  0.86 to 1.02    7,660,413     0.00%    1.25% to 2.35%    37.22% to 38.73%
      2008                                      5,993,076  0.71 to 0.73    4,401,263     0.10%    1.25% to 2.35%  -47.40% to -46.82%
      2007                                      4,393,771  1.36 to 1.38    6,067,334     0.46%    1.25% to 2.35%     47.78 to 49.43%
Ivy Funds VIP Global Natural Resources
      2011                                     28,493,218  0.64 to 1.29   36,641,162     0.00%    1.20% to 2.70%  -23.73% to -22.38%
      2010                                     27,875,300  1.28 to 1.66   46,195,229     0.00%    1.20% to 2.35%    14.35% to 15.67%
      2009                                     27,715,035  0.73 to 1.44   39,719,509     0.00%    1.20% to 2.75%    69.61% to 71.57%
      2008                                     22,924,839  0.80 to 0.84   19,153,273     1.43%    1.20% to 1.25%  -61.94% to -61.92%
      2007                                     19,598,260  2.20 to 2.20   43,008,879     0.03%    1.20% to 1.25%    41.71% to 41.78%
Ivy Funds VIP Growth
      2011                                     94,605,992  0.77 to 4.43  158,364,311     4.02%    0.15% to 2.95%     -0.84% to 1.97%
      2010                                    101,181,117  0.76 to 4.39  169,966,718     0.62%    0.15% to 2.95%     9.97% to 12.41%
      2009                                    102,589,393  0.69 to 3.95  158,767,856     0.38%    0.15% to 2.95%    23.38% to 26.88%
      2008                                    105,047,013  0.55 to 3.15  134,044,256     0.00%    0.15% to 2.70%  -38.13% to -36.37%
      2007                                    103,557,941  0.87 to 5.00  220,888,130     0.00%    0.15% to 2.70%    22.13% to 25.62%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Ivy Funds VIP High Income
      2011                                     24,034,242  1.47 to 1.60   38,417,989     7.24%    1.25% to 2.35%      2.82% to 3.96%
      2010                                     26,384,450  1.14 to 1.54   40,569,864     7.75%    1.25% to 2.35%    12.19% to 13.43%
      2009                                     26,341,150  1.05 to 1.36   35,706,905     8.80%    1.25% to 2.35%     43.02% to 44.6%
      2008                                     26,272,087  0.89 to 0.94   24,628,412     0.63%    1.25% to 2.35%  -23.64% to -22.79%
      2007                                     26,091,156  1.17 to 1.21   31,678,297     9.41%    1.25% to 2.35%      1.44% to 2.56%
Ivy Funds VIP International Growth
      2011                                     23,788,302  0.78 to 1.56   34,029,156     0.41%    1.20% to 2.70%   -10.01% to -8.42%
      2010                                     19,787,904  0.86 to 1.70   30,611,721     0.91%    1.20% to 2.70%    11.45% to 13.42%
      2009                                     15,524,625  0.79 to 1.50   20,994,285     1.57%    1.20% to 2.65%    23.94% to 25.38%
      2008                                     14,959,893  1.05 to 1.20   16,233,840     0.26%    1.20% to 2.65%  -43.83% to -42.84%
      2007                                     14,528,126  1.84 to 2.09   27,733,328     0.63%    1.20% to 2.65%    17.75% to 19.84%
Ivy Funds VIP International Value
      2011                                     79,871,271  0.73 to 4.13  154,972,837     1.55%    0.15% to 2.95%  -16.39% to -14.01%
      2010                                     80,708,859  0.87 to 4.80  187,763,575     1.37%    0.15% to 2.95%    12.51% to 13.92%
      2009                                     83,831,899  1.00 to 3.53  175,751,468     3.64%    0.15% to 2.95%    35.06% to 36.76%
      2008                                     91,548,635  0.59 to 3.08  143,413,748     0.50%    0.15% to 2.70%  -43.94% to -42.35%
      2007                                     90,422,803  1.05 to 5.35  260,930,590     1.61%    0.15% to 2.70%      6.67% to 9.71%
Ivy Funds VIP Micro-Cap Growth
      2011                                     11,475,577  1.31 to 2.16   18,327,832     0.00%    0.15% to 2.45%    -9.71% to -7.15%
      2010                                     11,630,747  0.96 to 2.33   20,514,465     0.00%    0.15% to 2.45%    37.59% to 40.64%
      2009                                     10,358,930  0.86 to 1.58   13,119,313     0.00%    0.15% to 2.45%    38.01% to 41.08%
      2008                                     10,701,507  0.77 to 1.17    9,901,671     0.00%    0.15% to 2.40%  -49.55% to -48.11%
      2007                                     11,925,622  1.52 to 2.27   21,848,302     0.00%    0.15% to 2.40%      3.37% to 6.33%
Ivy Funds VIP Mid Cap Growth
      2011                                     11,743,579  1.55 to 1.67   19,611,643     0.01%    1.20% to 2.35%    -3.44% to -1.74%
      2010                                      9,990,526  1.17 to 1.70   16,985,625     0.04%    1.20% to 2.35%    28.50% to 29.99%
      2009                                     10,231,443  0.92 to 1.31   13,387,186     0.00%    1.20% to 2.25%    43.26% to 44.91%
      2008                                      9,581,809  0.87 to 0.90    8,655,382     0.03%    1.20% to 2.35%  -38.09% to -36.99%
      2007                                      8,723,502  1.39 to 1.44   12,512,092     0.02%    1.20% to 2.35%     9.32% to 11.27%
Ivy Funds VIP Money Market
      2011                                     11,474,152  0.99 to 1.06   12,115,872     0.02%    1.25% to 2.10%    -2.30% to -1.23%
      2010                                      9,820,525  0.79 to 1.07   10,497,804     0.07%    1.25% to 2.10%    -2.25% to -1.16%
      2009                                      9,728,906  0.84 to 1.08   10,522,716     1.04%    1.25% to 2.10%    -1.33% to -0.24%
      2008                                     12,102,007  1.04 to 1.08   13,121,956     2.10%    1.25% to 2.10%     -0.20% to 0.91%
      2007                                      9,354,619  1.04 to 1.07   10,051,617     4.49%    1.25% to 2.10%      2.18% to 3.31%
Ivy Funds VIP Pathfinder Aggressive
      2011                                      8,401,205  0.93 to 0.96    8,044,198     1.18%    1.25% to 2.10%    -6.38% to -5.34%
      2010                                      8,413,753  0.90 to 1.01    8,511,526     1.06%    1.25% to 1.90%    12.85% to 14.10%
      2009                                      5,104,375  0.82 to 0.89    4,525,820     0.31%    1.25% to 1.90%    20.45% to 21.78%
      2008 (c)                                  1,105,277  0.72 to 0.73      804,674     0.00%    1.25% to 2.10%  -27.73% to -24.60%
Ivy Funds VIP Pathfinder Conservative
      2011                                     29,399,669  1.00 to 1.03   30,322,228     1.30%    1.25% to 2.10%     -1.59% to -0.5%
      2010                                     25,934,863  0.92 to 1.04   26,885,261     0.91%    1.25% to 2.10%      6.84% to 8.02%
      2009                                     18,729,559  0.89 to 0.96   17,974,424     0.07%    1.25% to 2.10%    10.33% to 11.55%
      2008 (c)                                  4,122,218      0.86        3,546,357     0.00%    1.25% to 2.10%  -14.61% to -11.87%
Ivy Funds VIP Pathfinder Moderate
      2011                                    142,546,422  0.96 to 1.00  142,647,642     1.06%    1.25% to 2.35%    -3.75% to -2.68%
      2010                                    127,486,896  0.91 to 1.03  131,104,397     0.62%    1.25% to 2.35%    10.02% to 11.23%
      2009                                     96,308,869  0.86 to 0.92   89,041,069     0.18%    1.25% to 2.35%    15.21% to 16.49%
      2008 (c)                                 29,480,212      0.79       23,397,108     0.00%    1.25% to 1.90%  -21.22% to -19.58%
Ivy Funds VIP Pathfinder Moderately
   Aggressive
      2011                                    157,784,952  0.94 to 0.98  154,854,114     0.81%    1.25% to 2.35%    -5.27% to -4.22%
      2010                                    133,261,386  0.91 to 1.02  136,560,113     0.77%    1.25% to 2.35%    11.81% to 13.04%
      2009                                    110,871,827  0.84 to 0.91  100,508,280     0.29%    1.25% to 1.90%    17.90% to 19.20%
      2008 (c)                                 57,193,538      0.76       43,493,673     0.00%    1.25% to 1.90%  -24.52% to -20.55%
Ivy Funds VIP Pathfinder Moderately
    Conservative
      2011                                     48,794,221  1.00 to 1.02   49,730,877     1.09%    1.25% to 1.90%    -2.32% to -1.24%
      2010                                     42,059,307  0.92 to 1.03   43,409,545     0.88%    1.25% to 1.90%      8.40% to 9.59%
      2009                                     31,240,117  0.87 to 0.94   29,420,895     0.12%    1.25% to 1.90%    12.45% to 13.69%
      2008 (c)                                 12,615,852      0.83       10,450,054     0.00%    1.25% to 1.75%  -17.78% to -14.70%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Ivy Funds VIP Real Estate Securities
      2011                                      8,017,939  1.43 to 1.56   12,492,706     0.77%    1.25% to 2.35%      2.58% to 3.71%
      2010                                      8,466,671  1.12 to 1.50   12,720,196     1.83%    1.25% to 2.35%    25.53% to 26.91%
      2009                                      8,911,189  0.92 to 1.18   10,548,794     3.05%    1.25% to 2.35%    20.75% to 22.08%
      2008                                      8,601,495  0.92 to 0.97    8,340,289     0.63%    1.25% to 2.35%  -37.53% to -36.84%
      2007                                      7,952,898  1.48 to 1.53   12,208,099     0.60%    1.25% to 2.35%  -18.03% to -17.11%
Ivy Funds VIP Science & Technology
      2011                                     21,675,426  0.98 to 1.85   37,530,970     0.00%    1.20% to 2.70%    -8.50% to -6.89%
      2010                                     21,345,781  1.06 to 1.98   39,710,933     0.00%    1.20% to 2.70%    10.14% to 11.41%
      2009                                     20,646,570  0.97 to 1.77   34,550,914     0.36%    1.20% to 2.70%    39.66% to 42.13%
      2008                                     19,133,648  0.70 to 1.25   22,555,230     0.00%    1.20% to 2.70%  -35.82% to -34.68%
      2007                                     19,221,599  1.08 to 1.92   34,784,341     0.00%    1.20% to 2.70%    20.73% to 22.88%
Ivy Funds VIP Small Cap Growth
      2011                                     32,636,535  1.20 to 2.94   54,068,639     0.00%    0.15% to 2.50%  -13.20% to -10.74%
      2010                                     33,197,076  1.01 to 3.29   63,551,777     0.00%    0.15% to 2.50%    25.86% to 28.66%
      2009                                     34,388,501  0.81 to 2.18   52,738,867     0.43%    0.15% to 2.50%    30.81% to 34.52%
      2008                                     37,529,732  0.87 to 1.90   44,094,242     0.00%    0.15% to 2.70%  -40.95% to -39.27%
      2007                                     41,103,063  1.45 to 3.13   82,811,851     0.00%    0.15% to 2.40%    10.20% to 13.35%
Ivy Funds VIP Small Cap Value
      2011                                     35,246,034  0.94 to 2.24   55,427,264     0.48%    0.15% to 2.70%  -15.32% to -12.92%
      2010                                     36,608,933  1.04 to 2.57   67,867,012     0.07%    0.15% to 2.70%    23.48% to 26.22%
      2009                                     40,042,460  0.91 to 1.81   60,056,321     0.00%    0.15% to 2.70%    26.15% to 28.95%
      2008                                     44,946,126  0.71 to 1.58   53,397,984     0.19%    0.15% to 2.70%  -28.29% to -26.24%
      2007                                     47,271,321  0.99 to 2.14   78,856,874     0.01%    0.15% to 2.70%    -6.93% to -4.27%
Ivy Funds VIP Value
      2011                                     49,224,011  1.06 to 2.76   66,603,573     0.74%    0.15% to 2.35%   -10.01% to -7.46%
      2010                                     50,156,311  0.90 to 2.98   75,268,894     0.89%    0.15% to 2.35%    15.95% to 18.53%
      2009                                     52,735,801  0.78 to 2.12   68,217,574     2.11%    0.15% to 2.40%    24.88% to 26.45%
      2008                                     59,158,482  0.80 to 1.99   61,756,776     0.24%    0.15% to 2.40%  -35.74% to -33.91%
      2007                                     57,900,115  1.22 to 3.01   96,870,414     1.00%    0.15% to 2.40%     -1.08% to 1.74%
Ivy Funds VIP Global Bond
      2011 (a)                                  2,183,726  0.98 to 0.99    2,154,524     3.00%    1.25% to 2.10%    -2.07% to -1.34%
Ivy Funds VIP Limited-Term Bond
      2011 (a)                                  4,572,538      1.01        4,631,428     2.70%    1.25% to 2.10%      0.54% to 1.28%
Janus Aspen Balanced
      2011                                      8,261,325  1.39 to 1.65   13,581,346     2.20%    1.20% to 2.50%      -1.58% to .15%
      2010                                      8,252,990  1.07 to 1.65   13,518,058     2.61%    1.20% to 2.50%      4.98% to 6.83%
      2009                                      7,270,901  1.02 to 1.54   11,107,482     2.73%    1.20% to 2.50%    21.93% to 24.08%
      2008                                      7,614,609  1.09 to 1.24    9,393,404     2.48%    1.20% to 2.50%  -18.50% to -17.06%
      2007                                      7,373,611  1.34 to 1.50   10,957,551     2.36%    1.20% to 2.40%      7.06% to 8.96%
Janus Aspen Forty
      2011                                     21,614,979  0.87 to 1.65   25,774,793     0.25%    0.15% to 2.50%    -9.64% to -7.08%
      2010                                     24,729,258  0.93 to 1.79   32,099,720     0.22%    0.15% to 2.50%      3.39% to 6.32%
      2009                                     26,651,654  0.90 to 1.70   31,787,528     0.01%    0.15% to 2.50%    41.77% to 45.80%
      2008                                     28,375,705  0.63 to 1.18   22,841,114     0.01%    0.15% to 2.50%  -45.93% to -44.39%
      2007                                     28,478,032  1.14 to 2.15   39,713,870     0.18%    0.15% to 2.50%    32.64% to 36.43%
Janus Aspen Overseas
      2011                                     31,549,934  0.72 to 2.53   62,638,589     0.38%    0.15% to 2.95%  -34.30% to -32.44%
      2010                                     33,766,643  1.10 to 3.78   96,607,035     0.54%    0.15% to 2.95%    21.39% to 24.83%
      2009                                     37,817,405  0.90 to 3.06   86,722,726     0.41%    0.15% to 2.95%    73.87% to 78.80%
      2008                                     41,282,564  0.52 to 1.73   53,430,276     1.11%    0.15% to 2.70%  -53.62% to -52.30%
      2007                                     40,245,482  1.12 to 3.67  100,344,367     0.46%    0.15% to 2.70%    24.28% to 27.83%
Janus Aspen Mid Cap Value
      2011                                      8,530,875  0.90 to 0.97    8,258,913     0.62%    1.20% to 2.95%    -5.80% to -4.14%
      2010                                      6,908,947  0.87 to 1.01    6,978,182     0.59%    1.20% to 2.95%    12.02% to 13.99%
      2009                                      4,695,146  0.80 to 0.89    4,160,561     0.39%    1.20% to 2.95%    29.05% to 31.33%
      2008                                      2,426,938  0.66 to 0.67    1,637,839     1.10%    1.20% to 2.50%   -30.04% to -28.8%
      2007 (d)                                     14,800  0.95 to 0.95       14,020     2.06%    1.20% to 1.45%    -5.63% to -5.27%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
MFS Investors Growth Stock
      2011                                     19,172,167  0.91 to 1.40   26,655,862     0.27%    1.20% to 2.95%    -2.54% to -0.83%
      2010                                     18,014,982  0.92 to 1.41   25,236,497     0.27%    1.20% to 2.95%     8.89% to 10.81%
      2009                                     15,441,205  0.86 to 1.27   19,483,437     0.42%    1.20% to 2.95%    35.05% to 37.44%
      2008                                     13,016,135  0.64 to 0.92   11,920,628     0.26%    1.20% to 2.70%  -38.82% to -37.73%
      2007                                      6,385,813  1.04 to 1.48    9,310,158     0.04%    1.20% to 2.20%      7.78% to 9.69%
MFS Mid Cap Growth
      2011                                        575,827   .93 to 1.28      687,831     0.00%    1.20% to 2.20%    -8.89% to -7.28%
      2010                                        608,438  0.81 to 1.38      780,036     0.00%    1.20% to 2.20%    25.45% to 27.66%
      2009                                        591,349  0.66 to 1.08      583,849     0.00%    1.20% to 2.15%    37.14% to 39.56%
      2008                                        663,123  0.57 to 0.77      472,354     0.00%    1.20% to 2.15%  -53.01% to -52.17%
      2007                                        724,356  1.19 to 1.62    1,056,931     0.00%    1.20% to 2.15%       6.31 to 8.20%
MFS New Discovery
      2011                                      4,507,820  1.29 to 1.81    7,667,971     0.00%    1.20% to 2.50%  -13.09% to -11.56%
      2010                                      4,946,291  1.19 to 2.04    9,502,931     0.00%    1.20% to 2.65%    31.99% to 34.32%
      2009                                      5,870,471  0.90 to 1.52    8,419,215     0.00%    1.20% to 2.65%    58.19% to 60.98%
      2008                                      6,685,901  0.69 to 0.94    5,988,120     0.00%    1.20% to 2.65%  -41.28% to -40.24%
      2007                                      7,675,209  1.18 to 1.58   11,537,308     0.00%    1.20% to 2.65%     -0.74% to 1.02%
MFS Value
      2011                                     38,623,485  0.83 to 1.57   60,200,935     1.27%    1.20% to 2.95%    -3.35% to -1.65%
      2010                                     38,521,743  0.86 to 1.59   60,992,462     1.28%    1.20% to 2.95%      7.99% to 9.89%
      2009                                     34,639,045  0.80 to 1.45   49,776,316     1.15%    1.20% to 2.95%    18.89% to 20.99%
      2008                                     25,739,165  1.02 to 1.20   30,518,589     0.93%    1.20% to 2.70%  -34.70% to -33.55%
      2007                                     12,264,716  1.53 to 1.80   21,698,162     0.58%    1.20% to 2.20%      4.45% to 6.30%
Neuberger AMT Socially Responsive
      2011                                        577,007  0.83 to 0.87      501,637     0.27%    1.20% to 2.35%    -5.96% to -4.31%
      2010                                        518,257  0.78 to 0.91      470,876     0.03%    1.20% to 2.35%    19.20% to 21.30%
      2009                                        258,161  0.68 to 0.75      193,379     1.84%    1.20% to 2.35%    27.49% to 29.74%
      2008                                        257,256      0.58          148,517     2.30%    1.20% to 2.35%  -41.19% to -40.15%
      2007 (d)                                     12,411      0.96           11,969     0.01%         1.20%            -3.54%
Oppenheimer Capital Appreciation
      2011                                      1,836,974  1.01 to 1.29    2,300,025     0.12%    1.20% to 2.40%    -4.24% to -2.55%
      2010                                      2,287,883  0.81 to 1.32    2,925,090     0.00%    1.20% to 2.40%      5.97% to 7.84%
      2009                                      2,620,587  0.77 to 1.23    3,082,685     0.01%    1.20% to 2.40%    39.96% to 42.43%
      2008                                      2,986,884  0.70 to 0.86    2,451,872     0.00%    1.20% to 2.40%  -47.25% to -46.31%
      2007                                      3,059,341  1.31 to 1.60    4,622,217     0.01%    1.20% to 2.40%    10.53% to 12.49%
Oppenheimer High Income
      2011                                     46,759,073  0.27 to 0.39   18,403,997     9.10%    1.20% to 2.70%    -5.38% to -3.72%
      2010                                     51,073,165  0.25 to 0.41   20,876,097     6.12%    1.20% to 2.70%    11.12% to 13.08%
      2009                                     55,985,903  0.23 to 0.36   20,242,547     0.00%    1.20% to 2.70%    22.29% to 24.44%
      2008                                     42,456,558  0.21 to 0.29   12,331,928     7.23%    1.20% to 2.70%  -79.20% to -78.83%
      2007                                     29,758,272  0.99 to 1.38   40,749,362     6.35%    1.20% to 2.70%    -3.38% to -1.66%
Oppenheimer Main Street Small Cap
      2011                                        639,874  0.83 to 0.88      563,809     0.39%    1.20% to 2.50%    -5.22% to -3.55%
      2010                                        551,148  0.79 to 0.91      503,518     0.32%    1.20% to 2.50%    19.49% to 21.59%
      2009                                        345,848  0.68 to 0.75      259,853     0.48%    1.20% to 2.15%    32.90% to 35.25%
      2008                                        240,439  0.55 to 0.56      133,567     0.05%    1.20% to 2.00%  -39.81% to -38.75%
      2007 (d)                                     10,657      0.91            9,661     0.00%         1.20%            -9.31%
Oppenheimer International Growth
      2011                                      2,156,904  1.45 to 2.10    4,344,425     0.75%    1.20% to 2.45%   -10.29% to -8.71%
      2010                                      2,374,859  0.86 to 2.30    5,214,856     1.04%    1.20% to 2.30%    11.29% to 13.25%
      2009                                      2,550,767  0.77 to 2.03    4,884,950     1.21%    1.20% to 2.30%    35.01% to 37.40%
      2008                                      2,825,179  1.05 to 1.53    3,893,368     0.74%    1.20% to 2.35%  -44.73% to -43.75%
      2007                                      3,248,598  1.91 to 2.63    7,866,794     0.66%    1.20% to 2.35%     9.69% to 11.64%
PIMCO Funds VIT Low Duration
      2011                                     21,831,704  0.99 to 1.02   22,175,603     1.57%    1.20% to 2.45%     -1.92% to -0.2%
      2010 (b)                                  8,930,847  0.99 to 1.02    9,089,634     1.18%    1.20% to 2.45%      0.59% to 1.77%
PIMCO Funds VIT Total Return
      2011                                     37,179,019  1.03 to 1.06   39,293,611     2.56%    1.20% to 2.70%      0.50% to 2.27%
      2010 (b)                                 17,510,432  1.00 to 1.03   18,092,641     1.58%    1.20% to 2.45%      2.15% to 3.36%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Putnam VT Growth and Income
      2011                                        909,266  0.98 to 1.20    1,043,398     1.30%    1.20% to 2.45%    -7.41% to -5.78%
      2010                                      1,023,986  0.76 to 1.28    1,254,913     1.52%    1.20% to 2.45%    11.05% to 13.01%
      2009                                      1,088,479  0.69 to 1.13    1,177,270     2.69%    1.20% to 2.05%    26.04% to 28.26%
      2008                                      1,709,810  0.75 to 0.88    1,461,765     2.11%    1.20% to 2.05%   -40.49 to -39.43%
      2007                                      1,817,124  1.23 to 1.45    2,549,213     1.25%    1.20% to 2.05%    -8.79% to -7.17%
Putnam VT International Equity
      2011                                      3,595,873  0.59 to 1.30    4,483,286     3.46%    1.20% to 2.70%  -19.35% to -17.92%
      2010                                      4,345,396  0.72 to 1.59    6,608,980     3.53%    1.20% to 2.70%      6.83% to 8.71%
      2009                                      4,911,722  0.67 to 1.46    6,865,855     0.00%    1.20% to 2.70%    21.01% to 23.15%
      2008                                      5,530,340  0.56 to 1.19    6,272,223     2.19%    1.20% to 2.70%  -45.59% to -44.62%
      2007                                      6,299,982  1.75 to 2.14   12,899,782     2.83%    1.20% to 2.70%      5.20% to 7.07%
Putnam VT New Opportunities
      2011                                        368,643  1.09 to 1.45      510,718     0.25%    1.20% to 2.35%    -7.84% to -6.21%
      2010                                        269,361  0.91 to 1.55      393,105     0.33%    1.20% to 2.05%    16.08% to 18.13%
      2009                                        251,101  0.78 to 1.31      307,466     0.35%    1.20% to 2.05%    28.30% to 30.56%
      2008                                        304,119  0.79 to 1.00      288,490     0.00%    1.20% to 2.05%  -40.53% to -39.48%
      2007                                        419,456  1.31 to 1.66      661,091     0.00%    1.20% to 2.05%      2.65% to 4.47%
Putnam VT Equity Income
      2011                                      1,873,293  1.00 to 1.24    2,258,298     1.77%    1.20% to 2.30%     -1.04% to 0.71%
      2010                                      1,779,712  0.68 to 1.23    2,125,639     1.91%    1.20% to 2.30%     9.33% to 11.26%
      2009                                      1,701,127  0.96 to 1.11    1,837,650     3.91%    1.20% to 2.30%    25.43% to 27.65%
      2008                                      1,907,477  0.72 to 0.87    1,611,623     2.00%    1.20% to 2.30%  -46.37% to -45.42%
      2007                                      2,375,183  1.34 to 1.59    3,687,878     1.09%    1.20% to 2.30%    -7.67% to -6.03%
Putnam VT Voyager
      2011                                      2,756,533  1.09 to 1.35    3,637,630     0.00%    1.20% to 2.05%  -20.23% to -18.83%
      2010                                      1,520,611  1.07 to 1.66    2,401,335     1.00%    1.20% to 2.20%    17.29% to 19.36%
      2009                                        836,915  0.94 to 1.39    1,073,552     0.68%    1.20% to 1.85%    59.14% to 61.94%
      2008                                        653,571  0.70 to 0.86      523,404     0.00%    1.20% to 1.85%  -38.87% to -37.79%
      2007                                        705,995  1.12 to 1.38      902,318     0.00%    1.20% to 1.85%      2.44% to 4.25%
Morgan Stanley UIF Emerging Markets Equity
      2011                                      9,348,723  0.62 to 0.66    6,174,717     0.37%    1.20% to 2.70%  -20.61% to -19.21%
      2010                                      6,972,718  0.71 to 0.82    5,700,989     0.56%    1.20% to 2.70%    15.49% to 17.53%
      2009                                      4,766,549  0.63 to 0.70    3,315,951     0.00%    1.20% to 2.70%    65.17% to 68.09%
      2008                                      2,528,192      0.41        1,046,315     0.00%    1.20% to 2.05%  -58.00% to -57.26%
      2007 (d)                                    560,416      0.97          542,659     0.00%    1.20% to 2.05%    -3.55% to -3.17%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from April 29, 2011 (commencement of operations) to December 31,
     2011.

(b)  Period from April 30, 2010 (commencement of operations) to December 31,
     2010.

(c)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

(d) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2011, 2010 AND 2009

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 5, 2012

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2011 AND 2010
                                 (IN THOUSANDS)

                                                                                         2011          2010
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $9,301,196 and $8,683,191)   $10,063,416   $ 9,140,051
   Equity securities, at fair value (cost $188,197 and $185,274)                         213,939       216,820
   Mortgage loans, net                                                                 1,417,147     1,276,154
   Finance receivables, net                                                              215,899       197,856
   Policy loans                                                                          350,863       339,127
   Alternative investments (cost $390,674 and $447,022)                                  447,351       506,294
   Fixed maturity securities on loan, at fair value
      (amortized cost $63,917 and $51,469)                                                66,226        54,071
   Equity securities on loan, at fair value (cost $4,968 and $8,624)                       6,937        10,284
   Derivative instruments                                                                117,306       165,290
   Other invested assets                                                                 201,561        59,688
                                                                                     -----------   -----------
      Total investments                                                               13,100,645    11,965,635

   Cash and cash equivalents                                                             308,034       336,321
   Securities held as collateral                                                          43,892        33,274
   Deferred policy acquisition costs                                                     852,729       887,142
   Accrued investment income                                                             117,096       110,267
   Premiums and fees receivable                                                          180,354       166,377
   Property and equipment, net                                                            79,592        77,010
   Reinsurance recoverables                                                              947,969       903,743
   Goodwill and intangible assets, net                                                    43,723        43,977
   Other assets                                                                           97,414        72,807
   Separate account assets                                                            12,541,363    13,199,636
                                                                                     -----------   -----------
         Total assets                                                                $28,312,811   $27,796,189
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 7,138,162   $ 6,738,810
   Future policy and contract benefits                                                 2,913,627     2,699,561
   Pending policy and contract claims                                                    349,408       318,592
   Other policyholder funds                                                              771,639       743,387
   Policyholder dividends payable                                                         36,945        39,202
   Unearned premiums and fees                                                            171,673       207,966
   Pension and other postretirement benefits                                              19,689        12,033
   Income tax liability:
      Current                                                                             37,301        42,889
      Deferred                                                                           326,344       244,662
   Securities in transit                                                                  39,130       159,380
   Accrued commissions and expenses                                                      149,424       131,946
   Other liabilities                                                                     477,522       230,235
   Notes payable                                                                         120,000       120,000
   Securities lending collateral                                                          60,770        51,758
   Separate account liabilities                                                       12,541,363    13,199,636
                                                                                     -----------   -----------
      Total liabilities                                                               25,152,997    24,940,057
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522       179,522
   Accumulated other comprehensive income                                                369,541       270,553
   Retained earnings                                                                   2,605,751     2,401,057
                                                                                     -----------   -----------
      Total stockholder's equity                                                       3,159,814     2,856,132
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $28,312,811   $27,796,189
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                         2011         2010         2009
                                                                      ----------   ----------   ----------
Revenues:

   Premiums                                                           $1,541,999   $1,433,088   $1,681,089
   Policy and contract fees                                              535,352      523,120      510,440
   Net investment income                                                 618,124      585,956      543,115
   Net realized investment gains
      Other-than-temporary-impairments on fixed maturity securities       (6,707)     (31,862)     (87,795)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income                         1,169        9,608       42,987
      Other net realized investment gains                                 57,113       63,175       74,825
                                                                      ----------   ----------   ----------
         Total net realized investment gains                              51,575       40,921       30,017
   Finance charge income                                                  64,691       58,059       53,777
   Commission income                                                     103,426       91,181       78,400
   Other income                                                           30,643       31,287       28,744
                                                                      ----------   ----------   ----------
         Total revenues                                                2,945,810    2,763,612    2,925,582
                                                                      ----------   ----------   ----------

Benefits and expenses:

   Policyholder benefits                                               1,533,956    1,469,524    1,725,209
   Interest credited to policies and contracts                           344,290      331,073      324,514
   General operating expenses                                            534,822      503,563      497,204
   Commissions                                                           232,404      230,629      183,753
   Administrative and sponsorship fees                                    60,142       62,319       58,407
   Dividends to policyholders                                              8,637        9,475       10,898
   Interest on notes payable                                              10,025       10,184       10,236
   Amortization of deferred policy acquisition costs                     203,755      214,539      197,505
   Capitalization of policy acquisition costs                           (272,382)    (292,604)    (245,976)
                                                                      ----------   ----------   ----------
         Total benefits and expenses                                   2,655,649    2,538,702    2,761,750
                                                                      ----------   ----------   ----------
            Income from operations before taxes                          290,161      224,910      163,832

   Income tax expense:
      Current                                                             56,455       51,991       28,736
      Deferred                                                            29,012        4,979       22,833
                                                                      ----------   ----------   ----------
            Total income tax expense                                      85,467       56,970       51,569
                                                                      ----------   ----------   ----------
               Net income                                             $  204,694   $  167,940   $  112,263
                                                                      ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2009:
   Balance, beginning of year                         $5,000    $179,522      $(420,447)    $2,052,171    $1,816,246
      Comprehensive income:
         Net income                                       --          --             --        112,263       112,263
         Other comprehensive income                       --          --        442,924             --       442,924
                                                                                                          ----------
            Total comprehensive income                                                                       555,187

      Changes in accounting principle                     --          --        (56,783)        87,683        30,900
      Dividends to stockholder                            --          --             --         (8,000)       (8,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
                                                      ======    ========      =========     ==========    ==========

2010:
   Balance, beginning of year                         $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
      Comprehensive income:
         Net income                                       --          --             --        167,940       167,940
         Other comprehensive income                       --          --        206,578             --       206,578
                                                                                                          ----------
            Total comprehensive income                                                                       374,518

      Transfer of benefit plans to parent company         --          --         98,281             --        98,281
      Dividends to stockholder                            --          --             --        (11,000)      (11,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
                                                      ======    ========      =========     ==========    ==========

2011:
   Balance, beginning of year                         $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
      Comprehensive income:
         Net income                                       --          --             --        204,694       204,694
         Other comprehensive income                       --          --         98,988             --        98,988
                                                                                                          ----------
            Total comprehensive income                                                                       303,682
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 369,541     $2,605,751    $3,159,814
                                                      ======    ========      =========     ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                              2011           2010           2009
                                                          -----------    -----------    -----------
Cash Flows from Operating Activities
Net income                                                $   204,694    $   167,940    $   112,263
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to annuity and insurance contracts       278,048        282,090        281,163
   Fees deducted from policy and contract balances           (385,411)      (369,059)      (364,474)
   Change in future policy benefits                            75,435         89,764         88,865
   Change in other policyholder liabilities, net               95,465        119,947         44,425
   Amortization of deferred policy acquisition costs          203,755        214,539        197,505
   Capitalization of policy acquisition costs                (272,382)      (292,604)      (245,976)
   Change in premiums and fees receivable                     (13,552)         3,589         12,803
   Deferred tax provision                                      29,012          8,501         22,833
   Change in income tax liabilities - current                  (7,086)        48,361         67,817
   Net realized investment gains                              (51,575)       (40,921)       (30,017)
   Change in reinsurance recoverables                         (43,614)       (38,537)       (15,597)
   Other, net                                                 191,856         16,990        (24,080)
                                                          -----------    -----------    -----------
      Net cash provided by operating activities               304,645        210,600        147,530
                                                          -----------    -----------    -----------

Cash Flows from Investing Activities

Proceeds from sales of:
   Fixed maturity securities                                2,460,836      2,512,147      1,624,832
   Equity securities                                          116,027        181,367        329,379
   Alternative investments                                    164,218         64,942         19,365
   Derivative instruments                                     379,135        176,461        139,037
   Other invested assets                                        7,103          1,043            668
Proceeds from maturities and repayments of:
   Fixed maturity securities                                  851,157        843,350        737,631
   Mortgage loans                                             126,268         77,478         96,375
Purchases and originations of:
   Fixed maturity securities                               (3,870,310)    (4,133,892)    (3,554,931)
   Equity securities                                         (106,974)       (87,511)      (156,242)
   Mortgage loans                                            (276,558)      (105,237)      (109,810)
   Alternative investments                                    (68,671)       (62,278)       (43,612)
   Derivative instruments                                    (305,437)      (265,575)      (172,338)
   Other invested assets                                       (4,363)          (324)          (862)
Finance receivable originations or purchases                 (160,025)      (140,157)      (131,521)
Finance receivable principal payments                         133,449        124,371        115,880
Securities in transit                                        (261,399)        71,285        (16,582)
Other, net                                                    (54,604)       (47,654)       (44,455)

                                                          -----------    -----------    -----------
      Net cash used for investing activities                 (870,148)      (790,184)    (1,167,186)
                                                          -----------    -----------    -----------

Cash Flows from Financing Activities

Deposits credited to annuity and insurance contracts        2,842,495      2,605,466      2,742,147
Withdrawals from annuity and insurance contracts           (2,364,401)    (1,994,110)    (1,977,430)
Change in amounts drawn in excess of cash balances               (980)         3,486         10,296
Payment on debt                                                    --         (5,000)            --
Dividends paid to stockholder                                      --        (11,000)        (8,000)
Other, net                                                     60,102         (8,419)         1,226
                                                          -----------    -----------    -----------
      Net cash provided by financing activities               537,216        590,423        768,239
                                                          -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents          (28,287)        10,839       (251,417)
Cash and cash equivalents, beginning of year                  336,321        325,482        576,899
                                                          -----------    -----------    -----------
Cash and cash equivalents, end of year                    $   308,034    $   336,321    $   325,482
                                                          ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                             2011         2010         2009
                                          ----------   ----------   ----------
Individual Financial Security             $  567,807   $  545,589   $  500,785
Financial Institution Group                  345,376      311,064      301,743
Group Insurance                            1,364,200    1,274,692    1,513,190
Retirement                                   479,702      481,696      460,047
                                          ----------   ----------   ----------
   Total strategic business units          2,757,085    2,613,041    2,775,765
Subsidiaries and corporate product line      188,725      150,571      149,817
                                          ----------   ----------   ----------
      Total                               $2,945,810   $2,763,612   $2,925,582
                                          ==========   ==========   ==========

     The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     Commission Income

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     Administrative and Sponsorship Fees

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2011 and 2010, the Company had $10,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at fair value less estimated cost to sell. As of December 31, 2011 and 2010, the Company had $5,200 and $8,400, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $20,550 and $19,997 at December 31, 2011 and 2010, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2011 and 2010 approximate the fair value at that date.

     Derivative Financial Instruments

     The Company uses a variety of derivatives, including swaps, forwards, floors, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2011 or 2010.

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance for pools of loans with similar characteristics when it is probable that a credit event has occurred within the pool and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations.

     For a small portion of the portfolio, classified as troubled debt restructurings, the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a troubled debt restructuring, the Company impairs the loan and records a specific valuation allowance, if applicable.

     Securities Lending

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $47, $17, and $199 for the years ended December 31, 2011, 2010, and 2009, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2011 and 2010 were $73,163 and $64,355, respectively. As of December 31, 2011 and 2010, the fair value of the collateral associated with securities lending was $43,892 and $33,274, respectively.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2011 and 2010, the fair value of these investments included within equity securities on the consolidated balance sheets was $32,367 and $21,869, respectively.

     Finance Charge Income and Receivables

     The Company's finance receivables portfolio is primarily comprised of smaller balance homogenous direct installment loans, which are originated at the Company's network of over 120 retail branch locations in Illinois, Indiana, Kentucky, Missouri and Tennessee. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

     The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered troubled debt restructurings (TDRs) are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2011 and 2010. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                     2011      2010
                                   -------   -------
Balance at beginning of year       $11,415   $10,292
Capitalization                       3,105     3,226
Amortization and interest           (1,824)     (792)
Adjustment for unrealized losses      (845)   (1,311)
                                   -------   -------
Balance at end of year             $11,851   $11,415
                                   =======   =======

     Goodwill and Other Intangible Assets

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, goodwill was tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     Software

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $43,983 and $39,051 as of December 31, 2011 and 2010, respectively, and amortized software expense of $16,290, $15,000 and $14,167 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $132,594 and $130,704 at December 31, 2011 and 2010, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $9,386, $10,016, and $11,715,
     respectively.

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2011, the Company has assumed an average rate of investment yields ranging from 3.77% to 5.07%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2011 and 2010, the total participating business in force was $2,123,217 and $1,999,977, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2011 and 2010.

     Income Taxes

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2011, approximately 96.8% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic
     210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

     In September 2011, the FASB issued Accounting Standards Update 2011-08 (ASU 2011-08), Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 is effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

     In June 2011, the FASB issued Accounting Standards Update 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued Accounting Standards Update 2011-12 (ASU 2011-12), Comprehensive Income (Topic 220):
     Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 is effective for non-public entities for reporting periods ending after December 15, 2012 and is not expected to have a material impact to the Company's consolidated results of operations and financial position.

     In May 2011, the FASB issued Accounting Standards Update 2011-04 (ASU 2011-04), Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 is effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In April 2011, the FASB issued Accounting Standards Update 2011-02 (ASU 2011-02), Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 is effective for non-public entities for reporting periods ending after December 15, 2012. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In December 2010, the FASB issued Accounting Standards Update 2010-28 (ASU 2010-28), Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

     In October 2010, the FASB issued Accounting Standards Update 2010-26 (ASU 2010-26), Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 will be effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company will adopt this guidance effective January 1, 2012 and expects to apply the retrospective method of adoption. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In July 2010, the FASB issued Accounting Standards Update 2010-20 (ASU 2010-20), Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

     In April 2010, the FASB issued Accounting Standards Update 2010-15 (ASU 2010-15), Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

     In January 2010, the FASB issued Accounting Standards Update 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Additionally, this guidance requires disclosures about significant transfers between Level 1 and 2 measurement categories and separating the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2009, except for the disclosures regarding the separation of the presentation of purchases, issuances, sales and settlements, which is effective for periods beginning after December 15, 2010. ASU 2010-06 was adopted by the Company effective January 1, 2010 with the exception of separating the presentation of purchases, sales and settlements. There was no impact to the Company's consolidated results of operations or financial position due to the adoption of this new guidance. The clarification of existing disclosure requirements about the level of disaggregation, inputs and valuation techniques is included within note 5 and 11. The Company adopted the required disclosure provisions of this new guidance relating to the separation of the presentation of purchases, issuances, sales and settlements effective January 1, 2011 which is included within note 5 and 11.

     In January 2010, the FASB issued Accounting Standards Update 2010-02 (ASU 2010-02), Consolidations (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary, which clarifies the accounting and reporting by an entity that experiences a decrease in ownership in a subsidiary that is a business or nonprofit activity for periods ending on or after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-02.

     In August 2009, the FASB issued Accounting Standards Update 2009-05 (ASU 2009-05), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-05.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. In February 2010, the FASB issued Accounting Standards Updated 2010-10 (ASU 2010-10), Consolidation, Amendments for Certain Investment Funds. This guidance indefinitely defers the consolidation requirements for reporting enterprises' interests in entities that have the characteristics of investment companies and regulated money market funds. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 8.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Financial Assets and Financial Liabilities Reported at Fair Value

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2011
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   176,608   $       --   $     --   $   176,608
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       93,947         --        93,947
   Foreign government securities                                     --       54,066         --        54,066
   Corporate securities                                              --    5,296,134    811,398     6,107,532
   Asset-backed securities                                           --      348,460    132,336       480,796
   CMBS                                                              --      942,354         11       942,365
   RMBS                                                              --    2,207,075      1,027     2,208,102
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       176,608    8,942,036    944,772    10,063,416
Equity securities, available-for-sale                           203,936           --          3       203,939
Fixed maturity securities on loan:
   U.S. government securities                                    53,350           --         --        53,350
   Corporate securities                                              --       12,876         --        12,876
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    53,350       12,876         --        66,226
Equity securities on loan                                         6,937           --         --         6,937
Derivative instruments:
   TBA derivative instruments                                        --       30,433         --        30,433
   Other derivative instruments                                      10       86,863         --        86,873
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                   10      117,296         --       117,306
                                                            -----------   ----------   --------   -----------
         Total investments                                      440,841    9,072,208    944,775    10,457,824
Cash equivalents                                                247,470        1,350         --       248,820
Securities held as collateral                                    23,001       20,891         --        43,892
Separate account assets (1)                                  12,056,550      484,813         --    12,541,363
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $12,767,862   $9,579,262   $944,775   $23,291,899
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,469   $    35,469
Future policy and contract benefits (2)                              --           --     81,183        81,183
Derivative instruments                                              105        9,779         --         9,884
Securities lending collateral                                    23,001       37,769         --        60,770
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $    23,106   $   47,548   $116,652   $   187,306
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2010
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   147,421   $       --   $     --   $   147,421
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       17,310         --        17,310
   Foreign government securities                                     --       50,245         --        50,245
   Corporate securities                                              --    4,609,052    816,277     5,425,329
   Asset-backed securities                                           --      352,370    167,659       520,029
   CMBS                                                              --      963,692         27       963,719
   RMBS                                                              --    2,013,532      2,466     2,015,998
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       147,421    8,006,201    986,429     9,140,051
Equity securities, available-for-sale                           206,816           --          4       206,820
Fixed maturity securities on loan:
   U.S. government securities                                    29,879           --         --        29,879
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --        6,180         --         6,180
   Corporate securities                                              --       16,004         --        16,004
   Asset-backed securities                                           --        2,008         --         2,008
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    29,879       24,192         --        54,071
Equity securities on loan                                        10,284           --         --        10,284
Derivative instruments:
   TBA derivative instruments                                        --      124,840         --       124,840
   Other derivative instruments                                   1,174       39,276         --        40,450
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                1,174      164,116         --       165,290
                                                            -----------   ----------   --------   -----------
         Total investments                                      395,574    8,194,509    986,433     9,576,516
Cash equivalents                                                287,162        7,087         --       294,249
Securities held as collateral                                        --       33,274         --        33,274
Separate account assets (1)                                  12,715,998      483,638         --    13,199,636
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $13,398,734   $8,718,508   $986,433   $23,103,675
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,301   $    35,301
Future policy and contract benefits (2)                              --           --     20,577        20,577
Derivative instruments                                              700        9,140         --         9,840
Securities lending collateral                                        --       51,758         --        51,758
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $       700   $   60,898   $ 55,878   $   117,476
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's priority is to obtain prices from third party pricing services. The Company generally receives prices from multiple pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities, securities that do not trade regularly and embedded derivatives included in such securities - an internally developed matrix pricing model using a commercial software application is used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Fixed maturity securities valued using internally developed pricing models are reflected in Level 3.

     As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above. As of December 31, 2010, 89.1% of fixed maturity fair values were obtained from third party pricing services and 10.9% from the internal methods described above.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ---------------------
                                                                          TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET       OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING  INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)       INCOME        (2)        (2)        NET (3)     OF YEAR
                                       ----------  ------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $816,277   $  99      $ 8,314      $14,513    $    --     $(27,805)   $811,398
Asset-backed securities                  167,659       5       (1,323)          --     (9,176)     (24,829)    132,336
CMBS                                          27      --           (1)          --         --          (15)         11
RMBS                                       2,466    (167)       1,122           --         --       (2,394)      1,027
                                        --------   -----      -------      -------    -------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 986,429     (63)       8,112       14,513     (9,176)     (55,043)    944,772
Equity securities, available-for-sale          4       4           (1)          --         --           (4)          3
                                        --------   -----      -------      -------    -------     --------    --------
      Total financial assets            $986,433   $ (59)     $ 8,111      $14,513    $(9,176)    $(55,047)   $944,775
                                        ========   =====      =======      =======    =======     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

(3) The table below provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:

                                                                         PURCHASES,
                                                                          SALES AND
                                                                        SETTLEMENTS,
                                       PURCHASES   SALES   SETTLEMENTS       NET
                                       ---------  -------  -----------  ------------
Corporate securities                    $75,300   $(3,686)  $ (99,419)    $(27,805)
Asset-backed securities                     806      (275)    (25,360)     (24,829)
CMBS                                         --        --         (15)         (15)
RMBS                                        144    (1,840)       (698)      (2,394)
                                        -------   -------   ---------     --------
   Total fixed maturity securities,
      available-for-sale                 76,250    (5,801)   (125,492)     (55,043)
Equity securities, available-for-sale        --        (4)         --           (4)
                                        -------   -------   ---------     --------
      Total financial assets            $76,250   $(5,805)  $(125,492)    $(55,047)
                                        =======   =======   =========     ========

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ----------------------
                                                                           TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET        OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING   INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)        INCOME        (2)        (2)          NET       OF YEAR
                                       ----------  -------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $761,786   $(3,505)    $25,555      $    --   $     --     $ 32,441    $816,277
Asset-backed securities                  194,454        32       3,073       17,379    (25,420)     (21,859)    167,659
CMBS                                          89        --          (2)          --         --          (60)         27
RMBS                                       4,675       238       1,339           --       (645)      (3,141)      2,466
                                        --------   -------     -------      -------   --------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 961,004    (3,235)     29,965       17,379    (26,065)       7,381     986,429
Equity securities, available-for-sale          9       (15)         19           --         --           (9)          4
                                        --------   -------     -------      -------   --------     --------    --------
      Total financial assets            $961,013   $(3,250)    $29,984      $17,379   $(26,065)    $  7,372    $986,433
                                        ========   =======     =======      =======   ========     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010.

     There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2011 and 2010.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS                BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF                 AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3   SETTLEMENTS   OF YEAR
                                ----------  -------  -------------  ---------  ---------  -----------  --------
Policy and contract account
   balances                       $35,301   $   168       $--          $--        $--        $  --     $ 35,469
Future policy and contract
   benefits                        20,577    60,999        --           --         --         (393)      81,183
                                  -------   -------       ---          ---        ---        -----     --------
   Total financial liabilities    $55,878   $61,167       $--          $--        $--        $(393)    $116,652
                                  =======   =======       ===          ===        ===        =====     ========

(1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2010:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                                                                           ISSUANCES,
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS   SALES AND    BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF   SETTLEMENTS,   AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3       NET       OF YEAR
                                ----------  -------  -------------  ---------  ---------  ------------  -------
Policy and contract account
   balances                       $13,114   $22,187       $--          $--        $--        $  --      $35,301
Future policy and contract
   benefits                        30,999    (9,867)       --           --         --         (555)      20,577
                                  -------   -------       ---          ---        ---        -----      -------
   Total financial liabilities    $44,113   $12,320       $--          $--        $--        $(555)     $55,878
                                  =======   =======       ===          ===        ===        =====      =======

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $61,550 was included in net realized investment gains and $228 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2010 was $(13,405), of which $(8,975) was included in net realized investment gains and $22,380 was included in policyholder benefits on the consolidated statements of operations.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                         DECEMBER 31, 2011
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $5,200   $5,200
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $5,200   $5,200
                                 ===       ===      ======   ======

                                         DECEMBER 31, 2010
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $8,400   $8,400
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $8,400   $8,400
                                 ===       ===      ======   ======

     Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

     Financial Assets and Financial Liabilities Reported at Other Than Fair
     Value

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2011 and 2010 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2011                      2010
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
                             AMOUNT        VALUE       AMOUNT        VALUE
                           ----------   ----------   ----------   ----------
Mortgage loans, net        $1,417,147   $1,501,620   $1,276,154   $1,333,744
Finance receivables, net      215,899      215,899      197,856      197,856
Policy loans                  350,863      350,863      339,127      339,127
Alternative investments       447,351      447,351      506,294      506,294

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2011                       2010
                           -----------------------    ------------------------
                            CARRYING       FAIR        CARRYING        FAIR
                             AMOUNT        VALUE        AMOUNT        VALUE
                           ----------   ----------    ----------    ----------
Deferred annuities         $2,570,574   $2,721,392    $2,564,994    $2,742,477
Annuity certain contracts      88,496       95,616        82,974        87,647
Other fund deposits         1,802,146    1,813,250     1,702,694     1,705,162
Supplementary contracts
   without life
   contingencies               65,576       65,576        58,638        58,638
Notes payable                 120,000      122,351       120,000       122,179

(6)  INVESTMENTS

     Fixed Maturity and Equity Securities

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $10,129,642 and $9,194,122 at December 31, 2011 and 2010, respectively.
     Fixed maturity securities represent 77.3% and 76.8% of total invested assets at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010 publicly traded fixed maturity securities comprised 80.2% and 78.6%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,985,569 and $1,701,160 agency backed RMBS and $222,533 and $314,838 non-agency backed RMBS as of December 31, 2011 and 2010, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305. The fair value of the Company's subprime securities as of December 31, 2010 was $72,924 with unrealized losses totaling $11,021.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $220,876 and $227,104 as of December 31, 2011 and 2010, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  141,479    $ 35,129     $    --     $     --   $   176,608
Agencies not backed by the full faith and
   credit of the U.S. government                88,831       5,323         207           --        93,947
Foreign government securities                   45,887       8,179          --           --        54,066
Corporate securities                         5,593,806     508,247       6,589      (12,068)    6,107,532
Asset-backed securities                        443,632      33,866       2,822       (6,120)      480,796
CMBS                                           900,498      41,653       3,771       (3,985)      942,365
RMBS                                         2,087,063     147,288       5,196       21,053     2,208,102
                                            ----------    --------     -------     --------   -----------
   Total fixed maturity securities,
      available-for-sale                     9,301,196     779,685      18,585       (1,120)   10,063,416
Equity securities - unaffiliated               188,197      30,260       4,518           --       213,939
                                            ----------    --------     -------     --------   -----------
      Total                                 $9,489,393    $809,945     $23,103     $ (1,120)  $10,277,355
                                            ==========    ========     =======     ========   ===========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  130,044    $ 17,536     $   159     $     --    $  147,421
Agencies not backed by the full faith and
   credit of the U.S. government                16,010       1,690         390           --        17,310
Foreign government securities                   45,619       4,626          --           --        50,245
Corporate securities                         5,071,360     357,013      14,032      (10,988)    5,425,329
Asset-backed securities                        486,613      29,892       1,926       (5,450)      520,029
CMBS                                           951,026      28,347      10,790        4,864       963,719
RMBS                                         1,982,519      86,091      11,498       41,114     2,015,998
                                            ----------    --------     -------     --------    ----------
   Total fixed maturity securities,
      available-for-sale                     8,683,191     525,195      38,795       29,540     9,140,051
Equity securities - unaffiliated               185,274      32,886       1,340           --       216,820
                                            ----------    --------     -------     --------    ----------
      Total                                 $8,868,465    $558,081     $40,135     $ 29,540    $9,356,871
                                            ==========    ========     =======     ========    ==========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $52,305      $1,045         $--         $--       $53,350
Corporate securities                           11,612       1,264          --          --        12,876
                                              -------      ------         ---         ---       -------
   Total fixed maturity securities             63,917       2,309          --          --        66,226
Equity securities - unaffiliated                4,968       1,996          27          --         6,937
                                              -------      ------         ---         ---       -------
      Total                                   $68,885      $4,305         $27         $--       $73,163
                                              =======      ======         ===         ===       =======

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $28,288      $1,920        $329         $--       $29,879
Agencies not backed by the full faith and
   credit of the U.S. government                5,708         472          --          --         6,180
Corporate securities                           15,462         582          40          --        16,004
Asset-backed securities                         2,011          --           3          --         2,008
                                              -------      ------        ----         ---       -------
   Total fixed maturity securities             51,469       2,974         372          --        54,071
Equity securities - unaffiliated                8,624       1,689          29          --        10,284
                                              -------      ------        ----         ---       -------
      Total                                   $60,093      $4,663        $401         $--       $64,355
                                              =======      ======        ====         ===       =======

     The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                 AVAILABLE-FOR-SALE       SECURITIES ON LOAN
                                              ------------------------   -------------------
                                               AMORTIZED       FAIR      AMORTIZED     FAIR
                                                 COST         VALUE         COST      VALUE
                                              ----------   -----------   ---------   -------
Due in one year or less                       $  186,582   $   189,829    $    --    $    --
Due after one year through five years          2,045,122     2,208,086     32,015     32,198
Due after five years through ten years         3,017,822     3,328,953     17,359     17,903
Due after ten years                              620,477       705,285     14,543     16,125
                                              ----------   -----------    -------    -------
                                               5,870,003     6,432,153     63,917     66,226
Asset-backed and mortgage-backed securities    3,431,193     3,631,263         --         --
                                              ----------   -----------    -------    -------
   Total                                      $9,301,196   $10,063,416    $63,917    $66,226
                                              ==========   ===========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Agencies not backed by the full faith
   and credit of the U.S. government    $ 10,166    $ 10,244     $   78      $  3,871    $  4,000     $   129
Corporate securities                     213,916     220,600      6,684         2,270       2,320          50
Asset-backed securities                   58,900      61,048      2,148         9,622      10,572         950
CMBS                                      71,251      73,380      2,129        64,346      70,769       6,423
RMBS                                      34,581      35,668      1,087       126,700     155,385      28,685
Equity securities - unaffiliated          41,903      46,191      4,288           559         789         230

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities              $ 16,932    $ 17,091     $   159     $     --    $     --     $    --
Agencies not backed by the full faith
   and credit of the U.S. government       2,493       2,574          81        3,691       4,000         309
Corporate securities                     570,996     583,574      12,578       20,300      21,768       1,468
Asset-backed securities                   36,910      37,832         922       13,276      15,576       2,300
CMBS                                     106,988     110,344       3,356      108,353     130,546      22,193
RMBS                                     165,473     169,420       3,947      215,998     268,046      52,048
Equity securities - unaffiliated          16,948      18,072       1,124          880       1,096         216

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Equity securities - unaffiliated          $476        $503         $27         $--         $--          $--

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities               $18,776    $19,105       $329         $--         $--          $--
Corporate securities                       4,362      4,402         40          --          --           --
Asset-backed securities                    2,008      2,011          3          --          --           --
Equity securities - unaffiliated             210        239         29          --          --           --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2011, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2011.

     Agencies not backed by the full faith and credit of the U.S. government are normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2011, 89.9% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2011, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 67.8% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2011, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 68.6% investment grade.

     Equity securities with unrealized losses at December 31, 2011 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2011 and 2010, fixed maturity securities and cash equivalents with a carrying value of $19,128 and $19,295, respectively, were on deposit with various regulatory authorities as required by law.

     Mortgage Loans

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,417,147 and $1,276,154 at December 31, 2011 and 2010, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31, 2011.

                       2011
                    ----------
Industrial          $  556,541
Office buildings       410,462
Retail facilities      226,595
Apartment              149,182
Other                   74,367
                    ----------
   Total            $1,417,147
                    ==========

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be non-performing and a general allowance for pools of loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                           2011     2010    2009
                                         -------   ------   ----
Balance at beginning of year             $ 3,700   $  100   $ --
   Addition to (release of) allowance      1,830    3,600    100
   Write-downs, net of recoveries         (1,400)      --     --
                                         -------   ------   ----
Balance at end of year                   $ 4,130   $3,700   $100
                                         =======   ======   ====

End of year valuation allowance basis:
   Specific allowance                    $ 1,035   $   --   $100
   General allowance                       3,095    3,700     --
                                         -------   ------   ----
Total valuation allowance                $ 4,130   $3,700   $100
                                         =======   ======   ====

     As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, The Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2011.

     The following table provides an aging summary of mortgage loans as of December 31, 2011:

Current                    $1,408,727
30-60 days past due                --
61-90 days past due                --
91 days or more past due        8,420
                           ----------
   Total                   $1,417,147
                           ==========

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans:

Performing mortgage loans      $1,408,727
Nonperforming mortgage loans        8,420
                               ----------
   Total                       $1,417,147
                               ==========

     The Company's two loans classified as nonperforming mortgage loans were held in the industrial and office buildings classes.

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                             2011      2010    2009
                                                           -------   -------   ----
Number of properties acquired                                    2         2     --
Carrying value of mortgage loans prior to real estate
   acquisition                                             $ 8,065   $11,544    $--
Loss recognized upon acquisition in satisfaction of debt    (2,865)   (3,144)    --

     Alternative Investments

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2011    DECEMBER 31, 2010
                                      -------------------  -------------------
                                      CARRYING    PERCENT  CARRYING    PERCENT
                                        VALUE    OF TOTAL   VALUE     OF TOTAL
                                      --------   --------  --------   --------
Alternative investments
   Private equity funds               $269,161     60.2%   $261,399     51.6%
   Mezzanine debt funds                174,594     39.0%    172,029     34.0%
   Hedge funds                           3,596      0.8%     72,866     14.4%
                                      --------    -----    --------    -----
      Total alternative investments   $447,351    100.0%   $506,294    100.0%
                                      ========    =====    ========    =====

     Net Investment Income

     Net investment income for the years ended December 31 was as follows:

                               2011       2010       2009
                             --------   --------   --------
Fixed maturity securities    $504,157   $476,702   $437,786
Equity securities               8,131      9,525     12,371
Mortgage loans                 84,450     76,925     77,362
Policy loans                   24,600     24,649     24,515
Cash equivalents                   86        379      1,510
Alternative investments        13,948     13,052      3,930
Derivative instruments            627        231        (85)
Other invested assets           2,868      2,714      1,362
                             --------   --------   --------
   Gross investment income    638,867    604,177    558,751
Investment expenses           (20,743)   (18,221)   (15,636)
                             --------   --------   --------
   Total                     $618,124   $585,956   $543,115
                             ========   ========   ========

     Net Realized Investment Gains

     Net realized investment gains for the years ended December 31 were as follows:

                                  2011       2010      2009
                                --------   -------   --------
Fixed maturity securities       $ 20,734   $ 2,477   $(27,840)
Equity securities                  6,546    29,502     47,486
Mortgage loans                    (4,138)   (6,803)       (74)
Alternative investments           39,886     1,362    (15,267)
Derivative instruments           (10,518)   10,087     21,434
Other invested assets             (1,823)     (207)         2
Securities held as collateral        888     4,503      4,276
                                --------   -------   --------
   Total                        $ 51,575   $40,921   $ 30,017
                                ========   =======   ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                  2011       2010       2009
                                --------   --------   --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $ 47,267   $ 43,443   $102,423
   Gross realized losses         (20,995)   (18,712)   (85,455)
Equity securities:
   Gross realized gains           14,107     34,046     79,699
   Gross realized losses          (4,332)    (4,493)   (27,963)
Alternative investments:
   Gross realized gains           50,771     24,412      5,085
   Gross realized losses          (3,905)    (9,018)       (21)

     Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended December 31 were as follows:

                                              2011      2010      2009
                                            -------   -------   -------
Fixed maturity securities
   Corporate securities                     $    --   $ 1,840   $14,107
   Asset-backed securities                    2,154     2,923        --
   CMBS                                          --    10,538     1,141
   RMBS                                       3,384     6,953    29,560
Mortgage loans                                3,654     3,144        --
Equity securities                             3,229        51     4,250
Alternative investments                       6,980    14,032    20,331
Other invested assets                            --       971        --
                                            -------   -------   -------
   Total other-than-temporary impairments   $19,401   $40,452   $69,389
                                            =======   =======   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

                                                                 2011       2010       2009
                                                               --------   --------   --------
Balance at beginning of year                                   $ 66,577   $ 92,556   $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                             --         --     87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                          3,087      6,337     33,414
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                           2,451     15,917     11,394
Reductions:
   Due to sales (or maturities, pay downs, or prepayments)
      during the period of securities previously credit loss
      OTTI impaired                                             (27,207)   (48,233)   (40,019)
                                                               --------   --------   --------
Balance at end of year                                         $ 44,908   $ 66,577   $ 92,556
                                                               ========   ========   ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, floors, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                      DECEMBER 31, 2011                  DECEMBER 31, 2010
                                              ---------------------------------  ---------------------------------
                                                               FAIR VALUE                          FAIR VALUE
     PRELIMINARY                                          ---------------------              ---------------------
     UNDERLYING                                NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
    RISK EXPOSURE         INSTRUMENT TYPE       AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------  ----------------------  ----------  --------  -----------  ----------  --------  -----------
Interest rate         Interest rate swaps     $  101,500  $ 29,692     $   --    $  101,500  $  9,943     $   --
                      Interest rate futures      468,700         8         --       271,500         3         --
                      Interest rate floors       160,000     4,536         --            --        --         --
                      TBAs                        28,685    30,433         --       123,208   124,840         --
Foreign currency      Foreign currency swaps      17,000    (2,718)        --        17,000    (2,257)        --
Equity market         Equity futures             149,403         2         --       130,040         2         --
                      Equity options           1,089,839    55,353      9,884       497,491    32,759      9,840
                                              ----------  --------     ------    ----------  --------     ------
   Total derivatives                          $2,015,127  $117,306     $9,884    $1,140,739  $165,290     $9,840
                                              ==========  ========     ======    ==========  ========     ======

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                  DECEMBER 31, 2011
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $24,140            $ (82)         $     --
Interest rate futures                  26,687               --               (33)
Interest rate floors                    4,232             (227)               --
TBAs                                      244              461                --
Foreign currency swaps                   (457)             442                --
Foreign currency forwards                 (80)              33                --
Equity futures                         (8,462)              --            (3,741)
Equity options                          3,785               --            (7,640)
                                      -------            -----          --------
Total gains (losses) recognized
   in income from derivatives         $50,089            $ 627          $(11,414)
                                      =======            =====          ========

                                                  DECEMBER 31, 2010
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $ 10,999            $(83)          $    --
Interest rate futures                    6,301              --                 9
TBAs                                       356              --                --
Foreign currency swaps                  (2,346)            322                --
Foreign currency forwards                 (203)             (8)               --
Equity futures                         (15,030)             --             8,869
Equity options                            (412)             --             6,282
                                      --------            ----           -------
Total gains (losses) recognized
   in income from derivatives         $   (335)           $231           $15,160
                                      ========            ====           =======

                                                  DECEMBER 31, 2009
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $(19,339)           $(83)          $3,414
Interest rate futures                  (12,010)             --               --
TBAs                                     1,075              --               --
Foreign currency forwards                   53              (2)              --
Equity futures                         (24,521)             --               --
Equity options                              --              --              768
                                      --------            ----           ------
Total gains (losses) recognized
   in income from derivatives         $(54,742)           $(85)          $4,182
                                      ========            ====           ======

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2011 or 2010.

     The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any OTC derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2011 and therefore, was not required to pledge collateral.

     Embedded Derivatives

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                         2011       2010
                                                       --------   --------
Embedded derivatives within annuity products:
   Minimum guaranteed withdrawal benefits              $(65,911)  $ (8,470)
   Guaranteed payout floors                             (15,272)   (12,107)
   Other                                                 (4,543)    (3,831)

Embedded derivatives within life insurance products:
   Equity-linked index credits                         $(30,926)  $(31,470)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                         2011       2010       2009
                                                       --------   --------   -------
Embedded derivatives within annuity products:
   Net realized investment gains (losses)              $(60,606)  $ 10,422   $76,176
   Policyholder benefits                                   (712)      (342)   (1,838)

Embedded derivatives within life insurance products:
   Policyholder benefits                               $    544   $(21,845)  $(8,879)

     At December 31, 2011 and 2010, fixed maturity securities with a carrying value of $26,591 and $19,161, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIEs

     As of December 31, 2011 and 2010, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2011 and 2010 were $4,529 and $4,774, respectively, and are included in other invested assets on the consolidated balance sheets.

     NON-CONSOLIDATED VIEs

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 5 for details regarding the carrying amount and classification of these assets.

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $447,351 and $506,294 and the maximum exposure was $710,522 and $721,610 at December 31, 2011 and December 31, 2010, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company has defined a portfolio segment as the portfolio in total with classes of direct installment loans and retail installment notes.

     Finance receivables as of December 31 were as follows:

                                 2011       2010
                               --------   --------
Direct installment loans       $269,801   $244,695
Retail installment notes         36,040     34,401
                               --------   --------
   Gross finance receivables    305,841    279,096
Accrued interest and charges      5,014      4,528
Unearned finance charges        (82,550)   (74,433)
Allowance for losses            (12,406)   (11,335)
                               --------   --------
   Finance receivables, net    $215,899   $197,856
                               ========   ========

     Direct installment loans, at December 31, 2011 and 2010, consisted of $187,319 and $168,175, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $8,592 and $10,177, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2011 were as follows:

2012                                                            $ 22,563
2013                                                              68,949
2014                                                             117,186
2015                                                              18,532
2016                                                                 248
2017 and thereafter                                                  827
                                                                --------
   Total finance receivables, net of unearned finance charges    228,305
Allowance for losses                                             (12,406)
                                                                --------
      Finance receivables, net                                  $215,899
                                                                ========

     During the years ended December 31, 2011, 2010 and 2009, principal cash collections of direct installment loans were $89,667, $78,324 and $74,312, respectively, and the percentages of these cash collections to average net balances were 50%, 47% and 46%, respectively. Retail installment loans' principal cash collections were $39,342, $42,079 and $37,770, respectively, and the percentages of these cash collections to average net balances were 151%, 160% and 148% for the years ended December 31, 2011, 2010 and 2009, respectively.

     Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2011 were as follows:

Direct installment loans:
   31-60 days past due                              $ 9,817
   61-90 days past due                                5,238
   91 days or more past due                          14,787
                                                    -------
      Total direct installment loans                 29,842
Retail installment notes:
   31-60 days past due                                  632
   61-90 days past due                                  311
   91 days or more past due                             816
                                                    -------
      Total retail installment notes                  1,759
                                                    -------
         Total gross finance receivables past due   $31,601
                                                    =======

Percentage of gross finance receivables                10.3%

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2011 and 2010 was 5.4%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                 2011       2010       2009
                               --------   --------   --------
Balance at beginning of year   $ 11,335   $ 10,764   $ 10,369
Provision for credit losses       8,933      8,804     10,116
Charge-offs                     (12,303)   (12,279)   (13,553)
Recoveries                        4,441      4,046      3,832
                               --------   --------   --------
Balance at end of year         $ 12,406   $ 11,335   $ 10,764
                               ========   ========   ========

     The following table provides additional information about the allowance for losses as of December 31, 2011:

                                                           2011
                                                         --------
Non-impaired gross financing receivables:
   Gross receivables balances                            $298,609
   General reserves                                        12,082

Impaired gross financing receivables (including TDRs):
   Gross receivables balances                            $  7,232
   Specific reserves                                          324

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2011 and 2010 was $41 and $63, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2011 or 2010.

     The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2011 and 2010 was $20,112 and $19,386, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2011 and 2010.

     Loans classified as TDRs were $7,191 at December 31, 2011. For the year ended, December 31, 2011, the Company modified $9,330 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2011, approximately $4,499 have subsequently experienced a payment default. The Company recognized interest income of $499 from loans classified as TDRs for the year ended December 31, 2011.

     The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

     The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer payment performance.

Customer type:
   New borrower                                                   $ 27,740
   Former borrower                                                  26,095
   Existing borrower                                               186,314
   Refinance borrower                                               29,652
   Retail borrower                                                  36,040
                                                                  --------
      Total gross finance receivables                             $305,841
                                                                  ========
Customer creditworthiness:
   Non-bankrupt gross finance receivables:
      Direct installment loans                                    $268,434
      Retail installment notes                                      35,940
                                                                  --------
         Total non-bankrupt gross finance receivables              304,374
   Bankrupt gross finance receivables:
      Direct installment loans                                       1,367
      Retail installment notes                                         100
                                                                  --------
         Total bankrupt gross finance receivables                    1,467
                                                                  --------
            Total gross finance receivables                       $305,841
                                                                  ========
Customer payment performance:
      Direct installment loans:
         Contractually performing, current to 30 days past due    $239,959
         Contractually performing, 31 to 60 days past due            9,817
         Contractually non-performing, 61 or more days past due     20,025
                                                                  --------
            Total direct installment loans                         269,801
       Retail installment notes:
         Contractually performing, current to 30 days past due      34,281
         Contractually performing, 31 to 60 days past due              632
         Contractually non-performing, 61 or more days past due      1,127
                                                                  --------
            Total retail installment notes                          36,040
                                                                  --------
               Total gross finance receivables                    $305,841
                                                                  ========

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                        2011       2010       2009
                                                      --------   --------   -------
Computed income tax expense                           $101,556   $ 78,718   $57,341
Difference between computed and actual tax expense:
   Dividends received deduction                        (13,570)   (16,568)   (7,394)
   Tax credits                                          (2,133)    (3,211)     (927)
   Change in valuation allowance                            (2)         9        (1)
   Expense adjustments and other                          (384)    (1,978)    2,550
                                                      --------   --------   -------
      Total income tax expense                        $ 85,467   $ 56,970   $51,569
                                                      ========   ========   =======

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                           2011       2010
                                                         --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 41,693   $ 32,955
   Pension, postretirement and other benefits              16,337     12,579
   Tax deferred policy acquisition costs                  149,517    138,216
   Deferred gain on individual disability coinsurance       6,772      7,981
   Net realized capital losses                             59,973     66,979
   Ceding commissions and goodwill                             54        104
   Other                                                    8,977      9,548
                                                         --------   --------
      Gross deferred tax assets                           283,323    268,362
   Less valuation allowance                                    (7)        (9)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     283,316    268,353

Deferred tax liabilities:
   Deferred policy acquisition costs                      261,264    258,758
   Premiums                                                16,971     17,144
   Real estate and property and equipment depreciation      8,577      5,941
   Basis difference on investments                            721      7,229
   Net unrealized capital gains                           303,338    204,691
   Other                                                   18,789     19,252
                                                         --------   --------
      Gross deferred tax liabilities                      609,660    513,015
                                                         --------   --------
         Net deferred tax liability                      $326,344   $244,662
                                                         ========   ========

     As of December 31, 2011 and 2010, the Company recorded a valuation allowance of $7 and $9, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2011, 2010, and 2009, was $(2), $9 and $(37,001),
     respectively.

     At December 31, 2011, state net operating loss carryforwards were $606, the majority of which will expire beginning in 2017.

     Income taxes paid (refunded) for the years ended December 31, 2011, 2010, and 2009, were $63,508, $4,038 and $(41,290), respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                          2011      2010
                                                                        -------   --------
Balance at beginning of year                                            $15,132   $ 23,834
Additions (reductions) based on tax positions related to current year    (2,889)     1,143
Additions for tax positions of prior years                                5,511      2,854
Reductions for tax positions of prior years                                (575)   (11,241)
Settlements                                                                  (7)    (1,458)
                                                                        -------   --------
Balance at end of year                                                  $17,172   $ 15,132
                                                                        =======   ========

     Included in the balance of unrecognized tax benefits at December 31, 2011 are potential benefits of $3,093 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2011, accrued interest and penalties of $1,151 are recorded as current income tax liabilities on the consolidated balance sheets and $620 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2011, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     The consolidated tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2008 and 2009 are currently under examination by the IRS. The consolidated tax return for 2010 is expected to be under examination by the IRS beginning in late 2012. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, during 2011, the Company received a settlement refund from the IRS Office of Appeals with respect to disagreed issues arising from the IRS audit of the consolidated tax returns for years 2005-2007 and the corresponding asset was released.

(11) EMPLOYEE BENEFIT PLANS

     Pension and Other Postretirement Plans

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

     Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                         PENSION BENEFITS       OTHER BENEFITS
                                                                       --------------------   ------------------
                                                                         2011        2010       2011      2010
                                                                       --------   ---------   -------   --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 56,371   $ 541,268   $ 7,167   $ 56,420
Service cost                                                              1,542      21,081       169      1,239
Interest cost                                                             3,147      32,200       368      3,309
Actuarial loss                                                            7,077      37,945     1,042      5,363
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (564,586)       --    (57,098)
                                                                       --------   ---------   -------   --------
Benefit obligation at end of year                                      $ 65,672   $  56,371   $ 8,296   $  7,167
                                                                       ========   =========   =======   ========

Change in plan assets:
Fair value of plan assets at beginning of year                         $ 51,505   $ 435,955   $    --   $ 14,748
Actual return on plan assets                                              1,789      49,718        --      1,514
Employer contribution                                                     3,450      38,841       450      1,809
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (461,472)       --    (16,005)
                                                                       --------   ---------   -------   --------
Fair value of plan assets at end of year                               $ 54,279   $  51,505   $    --   $     --
                                                                       ========   =========   =======   ========

Net amount recognized:
Funded status                                                          $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized on the consolidated balance sheets:
Accrued benefit cost                                                   $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $     29   $      33   $ 2,646   $  3,322
Net actuarial loss (gain)                                               (17,608)     (9,917)    2,374      3,691
                                                                       --------   ---------   -------   --------
Accumulated other comprehensive (loss) income at end of year           $(17,579)  $  (9,884)  $ 5,020   $  7,013
                                                                       ========   =========   =======   ========

Accumulated benefit obligation                                         $ 60,410   $  52,498   $ 8,296   $  7,167

Plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation                                           $ 65,672   $  38,125
Accumulated benefit obligation                                           60,410      38,125
Fair value of plan assets                                                54,279      34,744

Weighted average assumptions used to determine benefit obligations:
Discount rate                                                              4.21%       5.31%     4.09%      5.17%
Rate of compensation increase                                              5.00%       5.00%       --         --

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -----------------
                                                   2011      2010       2011      2010
                                                 -------   --------   -------   -------
Components of net periodic benefit cost:
Service cost                                     $ 1,542   $ 21,081   $   169   $ 1,239
Interest cost                                      3,147     32,200       368     3,309
Expected return on plan assets                    (2,751)   (36,301)       --    (1,160)
Prior service benefit amortization                    (4)      (456)     (676)   (2,260)
Recognized net actuarial loss (gain)                 348      4,379      (275)      177
                                                 -------   --------   -------   -------
Net periodic benefit cost                        $ 2,282   $ 20,903   $  (414)  $ 1,305
                                                 =======   ========   =======   =======

Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income:
Net loss                                         $(8,039)  $(24,528)  $(1,042)  $(5,009)
Amortization of prior service benefit                 (4)      (456)     (676)   (2,260)
Amortization of net loss (gain)                      348      4,379      (275)      177
                                                 -------   --------   -------   -------
Total recognized in other comprehensive income   $(7,695)  $(20,605)  $(1,993)  $(7,092)
                                                 =======   ========   =======   =======

     Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2012 are $4 and $1,090, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $676 and $172, respectively.

                                              PENSION          OTHER
                                             BENEFITS        BENEFITS
                                           ------------    ------------
                                           2011    2010    2011    2010
                                           ----    ----    ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.31%   6.05%   5.17%   5.76%
Expected long-term return on plan assets   5.32%   7.77%     --      --
Rate of compensation increase              5.00%   5.73%     --      --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
              BENEFITS   BENEFITS     SUBSIDY
              --------   ---------   --------
2012           $ 2,792     $  464       $--
2013             2,837        471        --
2014             2,955        467        --
2015             2,972        490        --
2016             3,072        494        --
2017 - 2021     16,872      2,617        --

     For measurement purposes, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter. For 2010, the assumed health care cost trend rates start at 8.0% in 2010 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2011 by $130 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2011 by $10. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2011 by $116 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2011 by $9.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2011, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   12% to 22%
Fixed maturity securities           12% to 22%
Insurance company general account   67% to 68%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2011   2010
                                    ----   ----
Equity securities                    15%    15%
Fixed maturity securities            18%    18%
Insurance company general account    67%    67%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

DECEMBER 31, 2011                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $18,005     $--     $    --   $18,005
Insurance company general account             --      --      36,274    36,274
                                         -------     ---     -------   -------
   Total investments                      18,005      --      36,274    54,279
                                         -------     ---     -------   -------
      Total financial assets             $18,005     $--     $36,274   $54,279
                                         =======     ===     =======   =======


DECEMBER 31, 2010                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $16,762     $--     $    --   $16,762
Insurance company general account             --      --      34,743    34,743
                                         -------     ---     -------   -------
   Total investments                      16,762      --      34,743    51,505
                                         -------     ---     -------   -------
      Total financial assets             $16,762     $--     $34,743   $51,505
                                         =======     ===     =======   =======

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $34,743        $1,531           $--        $36,274

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $33,176        $1,567         $     --     $34,743
Private equity funds                   27,309         2,909          (30,218)         --
                                      -------        ------         --------     -------
   Total financial assets             $60,485        $4,476         $(30,218)    $34,743
                                      =======        ======         ========     =======

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the years ending December 31, 2011 and 2010. There were no transfers in to or out of level 3 for the years ending December 31, 2011 and 2010.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     Profit Sharing Plans

     The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2011, 2010, and 2009 of $1,038, $145, and $220, respectively.

     Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plans during 2010 and 2009 of $9,242 and $6,341, respectively. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                     2011       2010       2009
                                   --------   --------   --------
Balance at January 1               $585,325   $595,260   $607,080
   Less: reinsurance recoverable    520,524    528,862    539,315
                                   --------   --------   --------
Net balance at January 1             64,801     66,398     67,765
                                   --------   --------   --------
Incurred related to:
   Current year                      81,913     74,323     77,046
   Prior years                       (1,853)       615     (3,798)
                                   --------   --------   --------
Total incurred                       80,060     74,938     73,248
                                   --------   --------   --------
Paid related to:
   Current year                      56,713     48,276     50,401
   Prior years                       26,575     28,259     24,214
                                   --------   --------   --------
Total paid                           83,288     76,535     74,615
Purchase of subsidiary (1)              946         --         --
                                   --------   --------   --------
Net balance at December 31           62,519     64,801     66,398
   Plus: reinsurance recoverable    518,521    520,524    528,862
                                   --------   --------   --------
Balance at December 31             $581,040   $585,325   $595,260
                                   ========   ========   ========

(1)  See note 17.

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(1,853), $615 and $(3,798) in 2011, 2010 and
     2009, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                         2011         2010         2009
                      ----------   ----------   ----------
Direct premiums       $1,877,483   $1,704,527   $1,576,012
Reinsurance assumed       28,201       26,571      301,268
Reinsurance ceded       (363,685)    (298,010)    (196,191)
                      ----------   ----------   ----------
   Net premiums       $1,541,999   $1,433,088   $1,681,089
                      ==========   ==========   ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $326,692, $255,558 and $192,994 during 2011, 2010, and 2009, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2011, 2010 or 2009.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                            2011         2010
                                                         ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $2,092,823   $2,127,498
      Net amount at risk                                 $   32,543   $   15,435
      Average attained age of contractholders                  58.9         58.1
   As withdrawals are taken
      Account value                                      $  253,781   $  285,740
      Net amount at risk                                 $   10,802   $    5,803
      Average attained age of contractholders                  66.6         65.5

Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  148,011   $  150,313
      Net amount at risk                                 $   29,222   $   17,599
      Average attained age of contractholders                  67.9         67.3
   At annuitization
      Account value                                      $  457,259   $  456,474
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.1          6.5
   As withdrawals are taken
      Account value                                      $  648,842   $  514,948
      Net amount at risk                                 $   50,311   $   14,074
      Average attained age of contractholders                  62.7         62.2

Highest specified anniversary account value:
   In the event of death
      Account value                                      $  544,495   $  590,460
      Net amount at risk                                 $   46,202   $   22,804
      Average attained age of contractholders                  59.3         58.4

Guaranteed payout annuity floor:
      Account value                                      $   44,219   $   48,272
      Net amount at risk                                 $       34   $       30
      Average attained age of contractholders                  70.9         70.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                    2011          2010
                                                -----------   -----------
Account value (general and separate accounts)   $ 3,109,456   $ 2,967,384
Net amount at risk                              $43,114,946   $40,722,237
Average attained age of policyholders                  49.0          49.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $1,177           $12,107         $ 8,470       $24,007
Incurred guarantee benefits         1,827             3,558          57,441        24,969
Paid guaranteed benefits             (937)             (393)             --        (9,102)
                                   ------           -------         -------       -------
Balance at end of year             $2,067           $15,272         $65,911       $39,874
                                   ======           =======         =======       =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2010 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $ 2,539          $13,823        $17,176        $19,488
Incurred guarantee benefits            149           (1,161)        (8,706)        14,336
Paid guaranteed benefits            (1,511)            (555)            --         (9,817)
                                   -------          -------        -------        -------
Balance at end of year             $ 1,177          $12,107        $ 8,470        $24,007
                                   =======          =======        =======        =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2011 and 2010 (except where noted otherwise):

     - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.90% and 5.78% for 2011 and 2010, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28%.

     -    Assumed mortality was 100% of the A2000 table.

     - For 2011, lapse rates varied by contract type and policy duration, ranging from 1% to 17.25%, with an average of 8%. For 2010, lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2011 and 2010 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     - Long-term general account discount rate grades up to 7.50% over five years beginning in 2010.

     -    Separate account discount rate was 7.73%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                       VARIABLE                  VARIABLE
                  ANNUITY CONTRACTS           LIFE CONTRACTS
               -----------------------   -----------------------
                  2011         2010         2011         2010
               ----------   ----------   ----------   ----------
Equity         $1,515,292   $1,676,968   $1,326,698   $1,508,274
Bond              527,220      456,412      142,331      146,928
Balanced          557,518      542,233      210,121      217,805
Money market       62,839       61,125       34,155       34,089
Mortgage           59,474       65,052       43,283       44,979
Real estate        62,986       66,481       43,431       44,158
               ----------   ----------   ----------   ----------
   Total       $2,785,329   $2,868,271   $1,800,019   $1,996,233
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2011 and 2010, the liability associated with unremitted premiums and claims payable was $20,550 and $19,997, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2011 and 2010, the Company had restricted the use of $20,550 and $19,997, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2011 and 2010, the balance of the surplus notes was $120,000. During 2010, the Company repurchased $5,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $984 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2011 and 2010, the accrued interest was $2,887 and $2,883, respectively. Interest paid on the surplus notes for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,307 and $10,313,
     respectively.

     The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2011 and 2010, accumulated amortization was $765 and $717, respectively.

     At December 31, 2011, the aggregate minimum annual notes payable maturities for the next five years and thereafter are as follows: 2012, $0; 2013, $0; 2014, $0; 2015, $0; 2016, $0; thereafter, $120,000.

     Total interest paid by the Company for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,309 and $10,236, respectively.

(17) BUSINESS COMBINATIONS

     During 2011, the Company completed the acquisition of Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $46,873 consisted of $44,895 cash paid during 2011 and $1,978 accrued at December 31, 2011. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA of $3,077 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations was $153 for the year ended December 31, 2011. No goodwill was recorded as part of the allocation of purchase price.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2012 and future years if certain thresholds are attained is $1,750 of which $1,455 was accrued at December 31, 2011.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                           2011      2010
                                         -------   -------
Balance at beginning of year             $38,975   $38,053
Additions                                    792       922
Adjustments to prior year acquisitions       (56)       --
                                         -------   -------
Balance at end of year                   $39,711   $38,975
                                         =======   =======

     A qualitative assessment of goodwill was performed during 2011. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized.

     The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                 2011      2010
                               -------   -------
Balance at beginning of year   $ 5,002   $ 6,863
Acquisitions                       892       200
Amortization                    (1,882)   (2,061)
                               -------   -------
Balance at end of year         $ 4,012   $ 5,002
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2010 include customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2011, 2010 or 2009.

     Intangible asset amortization expense for 2011, 2010 and 2009 in the amount of $1,882, $2,042 and $2,629, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2012, $1,516 2013, $1,183; 2014, $646; 2015, $301; 2016,
     $187.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $16,089, $14,470 and $13,117 during 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, the amount due to Advantus under these agreements was $6,402 and $5,411, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $971, $2,061 and $2,440 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2011, 2010 and 2009, the amounts transferred were $10,501, $10,099, and $9,097, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2011 and 2010, the amount payable to the Company was $13,514 and $14,119, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2011, 2010, and 2009 were $60,215, $56,193 and $55,227, respectively. In addition, as of December 31, 2011, the Company has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

     In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $0 in 2011, 2010 and 2009, respectively, for this policy. No claims were paid during 2011, 2010 and 2009. As of December 31, 2011 and 2010, reserves held under this policy were $21,388 and $20,325, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $18,260, $16,023 and $12,991 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, commission revenue due to the Company from its affiliates was $1,858 and $1,597, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2011 and 2010.

     On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income (loss) of $98,281 in 2010. As of December 31, 2010, the Company had a net settlement amount due to SFG of $6,316 as a result of the transfer of the benefit plans.

(20) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income and related tax effects, other than net income are illustrated below:

                                                             2011        2010        2009
                                                          ---------   ---------   ---------
Other comprehensive income, before tax:
   Unrealized gains on securities                         $ 319,525   $ 355,634   $ 856,760
      Reclassification adjustment for
         gains included in net income                       (67,167)    (33,341)     (4,380)
   Unrealized gains (losses) on securities - OTTI            30,660      97,996     (37,943)
   Adjustment to deferred policy acquisition costs         (106,117)    (83,725)   (181,638)
   Adjustment to reserves                                   (72,822)    (14,903)    (52,512)
   Adjustment to unearned policy and contract fees           57,267      25,924      29,884
   Adjustment to pension and other postretirement plans      (9,688)    (27,697)     68,476
                                                          ---------   ---------   ---------
                                                            151,658     319,888     678,647
   Income tax expense related to items of
      other comprehensive income                            (52,670)   (113,310)   (235,723)
                                                          ---------   ---------   ---------
   Other comprehensive income, net of tax                 $  98,988   $ 206,578   $ 442,924
                                                          =========   =========   =========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                          2011        2010
                                                       ---------   ---------
Gross unrealized gains                                 $ 903,505   $ 674,129
Gross unrealized losses                                  (40,028)    (63,010)
Gross unrealized losses - OTTI                             1,120     (29,540)
Adjustment to deferred policy acquisition costs         (226,773)   (120,656)
Adjustment to reserves                                  (146,928)    (74,106)
Adjustment to unearned policy and contract fees           82,947      25,680
Adjustment to pension and other postretirement plans     (12,559)     (2,871)
                                                       ---------   ---------
                                                         561,284     409,626
Deferred federal income tax expenses                    (191,743)   (139,073)
                                                       ---------   ---------
   Net accumulated other comprehensive income (loss)   $ 369,541   $ 270,553
                                                       =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid cash dividends to SFG totaling $0, $11,000 and $8,000 during the years ended December 31, 2011, 2010, and 2009, respectively.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2011 statutory results, the maximum amount available for the payment of dividends during 2012 by Minnesota Life Insurance Company without prior regulatory approval is $203,713.

     For the years ended December 31, 2011, 2010 and 2009 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2011 and 2010, these securities were reported at fair value of $30,433 and $124,840, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $264,171 as of December 31, 2011. The Company estimates that $106,000 of these commitments will be invested in 2012, with the remaining $158,171 invested over the next four years.

     As of December 31, 2011, the Company had committed to purchase mortgage loans totaling $30,875 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2012, $11,267; 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267.
     The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2012, $523; 2013, $495; 2014, $457; 2015, $427; 2016, $315. Lease expense, net of sub-lease income, for the years ended December 31, 2011, 2010 and 2009 was $8,649, $8,561, and $8,613, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2012, $3,469; 2013, $3,047; 2014, $2,563; 2015, $1,728; 2016, $1,272.

     At December 31, 2011, the Company had guaranteed the payment of $59,000 of policyholder dividends and discretionary amounts payable in 2012. The Company has pledged fixed maturity securities, valued at $79,573 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2011 and 2010, the assets held in trust were $599,410 and $575,508, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2011.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2011 and 2010 was approximately $2,229 and $2,828, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2011 and 2010 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,394 and $1,994 as of December 31, 2011 and 2010, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2011, 2010 and 2009.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $128,147, $81,469 and $59,964 in 2011, 2010 and 2009, respectively. Combined statutory surplus of these operations was $2,037,134 and $1,926,328 as of December 31, 2011 and 2010, respectively.

(24) SUBSEQUENT EVENTS

     Effective January 1, 2012, the Company acquired American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The aggregate purchase price paid in cash was $33,794.

     The Company evaluated subsequent events through March 5, 2012, the date these financial statements were issued. With the exception of the item noted above, there were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2011
                                 (IN THOUSANDS)

                                                                                AS SHOWN ON THE
                                                                    MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE      BALANCE SHEET (1)
------------------------------------------------   -----------   -----------   -----------------
Fixed maturity securities
   U.S. government                                 $   141,479   $   176,608      $   176,608
   Agencies not backed by the full faith and
      credit of the U.S. government                     88,831        93,947           93,947
   Foreign governments                                  45,887        54,066           54,066
   Public utilities                                    745,827       831,340          831,340
   Asset-backed securities                             443,632       480,796          480,796
   Mortgage-backed securities                        2,987,561     3,150,467        3,150,467
   All other corporate fixed maturity securities     4,847,979     5,276,192        5,276,192
                                                   -----------   -----------      -----------
      Total fixed maturity securities                9,301,196    10,063,416       10,063,416
                                                   -----------   -----------      -----------

Equity securities:
   Common stocks:
      Public utilities                                  12,117        12,880           12,880
      Banks, trusts and insurance companies            112,424       129,194          129,194
      Industrial, miscellaneous and all other           58,229        65,796           65,796
   Nonredeemable preferred stocks                        5,427         6,069            6,069
                                                   -----------   -----------      -----------
      Total equity securities                          188,197       213,939          213,939
                                                   -----------   -----------      -----------

Mortgage loans on real estate                        1,417,147        xxxxxx        1,417,147
Real estate (2)                                          5,200        xxxxxx            5,200
Policy loans                                           350,863        xxxxxx          350,863
Other investments                                      412,260        xxxxxx          412,260
Alternative investments                                390,674        xxxxxx          447,351
Derivative investments                                 117,306        xxxxxx          117,306
Fixed maturity securities on loan                       63,917        xxxxxx           66,226
Equity securities on loan                                4,968        xxxxxx            6,937
                                                   -----------                    -----------
      Total                                          2,762,335        xxxxxx        2,823,290
                                                   -----------                    -----------

Total investments                                  $12,251,728        xxxxxx      $13,100,645
                                                   ===========                    ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $5,200,000.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                           AS OF DECEMBER 31,
                        -------------------------------------------------------
                                      FUTURE POLICY
                          DEFERRED      BENEFITS,                  OTHER POLICY
                           POLICY    LOSSES, CLAIMS                 CLAIMS AND
                        ACQUISITION  AND SETTLEMENT    UNEARNED      BENEFITS
       SEGMENT             COSTS      EXPENSES (1)   PREMIUMS (2)    PAYABLE
----------------------  -----------  --------------  ------------  ------------
2011:
   Life insurance         $638,778     $ 4,032,968     $138,391      $311,251
   Accident and
      health insurance      73,172         699,392       33,262        38,097
   Annuity                 140,779       5,319,429           20            60
                          --------     -----------     --------      --------
                          $852,729     $10,051,789     $171,673      $349,408
                          ========     ===========     ========      ========

2010:
   Life insurance         $654,436     $ 3,677,196     $176,305      $285,109
   Accident and
      health insurance      71,999         708,003       31,645        33,441
   Annuity                 160,707       5,053,172           16            42
                          --------     -----------     --------      --------
                          $887,142     $ 9,438,371     $207,966      $318,592
                          ========     ===========     ========      ========

2009:
   Life insurance         $648,832     $ 3,262,946     $205,739      $281,255
   Accident and
      health insurance      69,298         719,327       34,163        31,754
   Annuity                 174,671       4,732,858           16            18
                          --------     -----------     --------      --------
                          $892,801     $ 8,715,131     $239,918      $313,027
                          ========     ===========     ========      ========

                                               FOR THE YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                   BENEFITS,     OF DEFERRED
                                         NET     CLAIMS, LOSSES     POLICY       OTHER
                          PREMIUM    INVESTMENT  AND SETTLEMENT  ACQUISITION   OPERATING   PREMIUMS
       SEGMENT          REVENUE (3)    INCOME     EXPENSES (5)       COSTS      EXPENSES  WRITTEN (4)
----------------------  -----------  ----------  --------------  ------------  ---------  -----------
2011:
   Life insurance        $1,678,480   $343,629     $1,508,414      $138,516     $581,951
   Accident and
      health insurance      194,097     10,597         77,830        22,521      113,393
   Annuity                  204,774    263,898        300,639        42,718      142,049
                         ----------   --------     ----------      --------     --------      ---
                         $2,077,351   $618,124     $1,886,883      $203,755     $837,393      $--
                         ==========   ========     ==========      ========     ========      ===

2010:
   Life insurance        $1,599,457   $314,767     $1,434,989      $148,998     $571,227
   Accident and
      health insurance      162,123     10,540         74,689        23,910       99,178
   Annuity                  194,628    260,649        300,394        41,631      136,290
                         ----------   --------     ----------      --------     --------      ---
                         $1,956,208   $585,956     $1,810,072      $214,539     $806,695      $--
                         ==========   ========     ==========      ========     ========      ===

2009:
   Life insurance        $1,832,341   $282,139     $1,669,636      $144,115     $510,582
   Accident and
      health insurance      156,588     11,438         71,853        21,302       93,189
   Annuity                  202,600    249,538        319,132        32,088      145,829
                         ----------   --------     ----------      --------     --------      ---
                         $2,191,529   $543,115     $2,060,621      $197,505     $749,600      $--
                         ==========   ========     ==========      ========     ========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                                                     PERCENTAGE
                                                          CEDED TO     ASSUMED FROM                   OF AMOUNT
                                             GROSS          OTHER         OTHER            NET         ASSUMED
                                            AMOUNT        COMPANIES     COMPANIES        AMOUNT        TO NET
                                         ------------   ------------   ------------   ------------   ----------
2011: Life insurance in force            $771,937,513   $189,269,664    $  897,972    $583,565,821       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,516,771   $    275,426    $   24,382    $  1,265,727       1.9%
         Accident and health insurance        278,537         88,259         3,819         194,097       2.0%
         Annuity                               82,175             --            --          82,175       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,877,483   $    363,685    $   28,201    $  1,541,999       1.8%
                                         ============   ============    ==========    ============

2010: Life insurance in force            $680,020,319   $150,837,900    $1,031,813    $530,214,232       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,385,008   $    219,309    $   21,915    $  1,187,614       1.8%
         Accident and health insurance        236,168         78,701         4,656         162,123       2.9%
         Annuity                               83,351             --            --          83,351       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,704,527   $    298,010    $   26,571    $  1,433,088       1.9%
                                         ============   ============    ==========    ============

2009: Life insurance in force            $607,044,078   $113,263,709    $1,284,703    $495,065,072       0.3%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,236,455   $    113,070    $  293,552    $  1,416,937      20.7%
         Accident and health insurance        231,993         83,121         7,716         156,588       4.9%
         Annuity                              107,564             --            --         107,564       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,576,012   $    196,191    $  301,268    $  1,681,089      17.9%
                                         ============   ============    ==========    ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


      (a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2011, are included in Part B of this filing and consist of the following:


            1.    Report of Independent Registered Public Accounting Firm.


            2.    Statements of Assets and Liabilities, as of December 31, 2011.

            3. Statements of Operations, year or period ended December 31, 2011.

            4. Statements of Changes in Net Assets, for the years or periods ended December 31, 2011 and 2010.


            5.    Notes to Financial Statements.

            Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

            1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


            2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2011 and 2010.

            3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

            4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

            5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

            6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

            7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2011.

            8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011 and 2010.

            9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.


      (b)   Exhibits


            1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as this exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

            2.    Not applicable.

            3.    (a)  The Amended and Restated Distribution Agreement between
                       Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

            4.    (a)  Flexible Payment Deferred Variable Annuity Contract, form
                       MHC-87-9154 previously filed March 2, 1999 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (b) Endorsement, form 87-9157 previously filed April 24, 1997 as Exhibit 24(c)(4)(c) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Endorsement, form 87-9164 previously filed April 24, 1997 as Exhibit 24(c)(4)(d) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (d) Flexible Payment Deferred Variable Annuity Contract, form 87-9154 Rev. 2-88 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4. File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Endorsement, form 87-9172 previously filed April 24, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (f) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 2, 1999 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (g) Endorsement, form 91-9258 previously filed April 24, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (h) Flexible Payment Deferred Variable Annuity Contract, form MHC-87-9154 Rev. 3-91 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (i) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 2, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (j) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 2, 1999 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

            5.    (a)  Application, form 87-9155 Rev. 6-87 previously filed
                       April 24, 1997 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (b) Application, form 87-9156 Rev. 6-87 previously filed April 24, 1997 as exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Application, form MHC-84-9093 Rev. 7-1998 previously filed March 2, 1999 as exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.


                  (d) Application, form MHC-96-9355 Rev. 8-2010 previously filed on April 25, 2011 as exhibit 24(c)(5)(d) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Numbers #27 and #175, is hereby incorporated by reference.


            6.    Certificate of Incorporation and Bylaws.

                  (a) The Restated Certificate of Incorporation previously filed February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                  (b)  The Bylaws of the Depositor previously filed as
                       exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

            7.    Not applicable.


            8.    (a)  Participation Agreement among Securian Funds Trust,
                       Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                       (i) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                  (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as
                               Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                       (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                               Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-136242,
                               Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e) to Variable Annuity Account's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (g) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. filed April 30, 2003 as exhibit 27(h)(12) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (h) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383,
                       Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                       (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.


                       (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
                               Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.


                       (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                      (viii) Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                        (ix)  Participation Agreement Addendum dated May 1,
                              2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.



                  (i) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (ii)    Second Amendment to the Target Funds
                               Participation Agreement among Minnesota Life
                               Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                       (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc. Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                  (j) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

                  (k) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (l) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
                       Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (m) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (n) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as
                       Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.


                  (o) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (p) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (q) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


            9.    Opinion and consent of Michael P. Boyle, Esq.


            10.   Consent of KPMG LLP.


            11.   Not applicable.

            12.   Not applicable.

      13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                            POSITION AND OFFICES
BUSINESS ADDRESS                              WITH MINNESOTA LIFE
-------------------                           --------------------

Brian C. Anderson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric J. Bentley                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                              Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                                Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108

Gary R. Christensen                           Director Vice President and
Minnesota Life Insurance Company              General Counsel
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz                               Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                               Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Julio A. Fesser                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                                 Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437

John F. Grundhofer                            Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

Mark B. Hier                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Christopher M. Hilger                         Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                                Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                              Senior Vice President, Treasurer
Minnesota Life Insurance Company              and Controller
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                           Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                               Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                             Chairman, President and Chief
Minnesota Life Insurance Company              Executive Officer
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                              Director, Executive Vice President
Minnesota Life Insurance Company              & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                             Director, Executive Vice President
Minnesota Life Insurance Company              and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH MINNESOTA LIFE INSURANCE COMPANY OR MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

         American Modern Life Insurance Company
         Balboa Life Insurance Company
         Balboa Life Insurance Company of New York


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation

         Vivid Print Solutions, Inc.

         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)


Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2012, the number of holders of securities of the Registrant were as follows:



                                   Number of Record
      Title of Class                   Holders
      --------------               ----------------
Variable Annuity Contracts              2,713


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                      DIRECTORS AND OFFICERS OF UNDERWRITER

                                        POSITIONS AND
NAME AND PRINCIPAL                      OFFICE
BUSINESS ADDRESS                        WITH UNDERWRITER
-------------------                     ----------------

George I. Connolly                      President, Chief
Securian Financial Services, Inc.       Executive Officer and
400 Robert Street North                 Director
St. Paul, MN 55101


Gary R. Christensen                     Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101


Warren J. Zaccaro                       Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                        Senior Vice President, Chief
Securian Financial Services, Inc.       Compliance Officer and
400 Robert Street North                 Secretary
St. Paul, MN 55101

Richard A. Diehl                        Vice President and
Securian Financial Services, Inc.       Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                        Vice President - Business Operations and
Securian Financial Services, Inc.       Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                     Vice President - Business
Securian Financial Services, Inc.       and Market Development
400 Robert Street North
St. Paul, MN 55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  NAME OF           NET UNDERWRITING    COMPENSATION ON
 PRINCIPAL               DISCOUNTS AND        REDEMPTION OR     BROKERAGE        OTHER
UNDERWRITER               COMMISSIONS         ANNUITIZATION    COMMISSIONS    COMPENSATION
-----------            ------------------   -----------------  -----------    ------------
Securian Financial
 Services, Inc.        $21,364,894


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of April, 2012.


                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2012.


                                           MINNESOTA LIFE INSURANCE COMPANY

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                              Chairman of the Board, President
                                                 and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              SIGNATURE         TITLE                           DATE
              ---------         -----                           ----
/s/ Robert L. Senkler           Chairman, President and         April 27, 2012
-----------------------------   Chief Executive Officer
Robert L. Senkler

*                               Director
-----------------------------
Mary K. Brainerd

*                               Director
-----------------------------
John W. Castro

*                               Director
-----------------------------
Gary R. Christensen

*                               Director
-----------------------------
Sara H. Gavin

*                               Director
-----------------------------
John F. Grundhofer

*                               Director
-----------------------------
John H. Hooley

*                               Director
-----------------------------
Dennis E. Prohofsky

*                               Director
-----------------------------
Trudy A. Rautio

*                               Director
-----------------------------
Randy F. Wallake

*                               Director
-----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro           Executive Vice President        April 27, 2012
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief financial officer)

/s/ Warren J. Zaccaro           Executive Vice President        April 27, 2012
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief accounting officer)

/s/ David J. LePlavy            Senior Vice President,          April 27, 2012
-----------------------------   Treasurer and Controller
David J. LePlavy                (treasurer)

/s/ Gary R. Christensen         Director and Attorney-in-Fact   April 27, 2012
-----------------------------
Gary R. Christensen




* Pursuant to power of attorney dated April 9, 2012, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.